2018 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6185 CF (4/19)	Issued by: RiverSource Life Insurance Co. of New York

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life Insurance Co. of New York (RiverSource Life of NY). Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive fund shareholder reports and other communications from RiverSource Life of NY electronically by visiting ameriprise.com/e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life of NY that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-541-2251. Your election to receive reports in paper will apply to all funds available under your variable universal life policy.

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK AND

POLICY OWNERS OF RIVERSOURCE OF NEW YORK ACCOUNT 8

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource of New York Account 8, as indicated in Note 1, offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Co. of New York, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource of New York Account 8 as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1. in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Co. of New York management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource of New York Account 8 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource of New York Account 8 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource of New York Account 8 since 2010.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	1

Statements of Assets and Liabilities

December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$402	$2,041,809	$2,470,839	$780,096	$397,471
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	363	1,414	250	—
Receivable for share redemptions	—	867	1,009	425	178
Total assets	402	2,043,039	2,473,262	780,771	397,649

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	—	867	1,009	358	178
Contract terminations	—	—	—	67	—
Payable for investments purchased	—	363	1,414	250	—
Total liabilities	—	1,230	2,423	675	178
Net assets applicable to Variable Life contracts in accumulation period	—	2,041,809	2,470,839	780,096	397,372
Net assets applicable to seed money	402	—	—	—	99
Total net assets	$402	$2,041,809	$2,470,839	$780,096	$397,471
(1) Investment shares	34	74,682	201,045	15,950	52,506
(2) Investments, at cost	$410	$2,194,021	$2,892,615	$814,768	$485,961

December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$676,105	$3,420,122	$468,108	$318,236	$13,905,770
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	5,045	146	—	—	1,087
Receivable for share redemptions	409	2,069	318	309	10,499
Total assets	681,559	3,422,337	468,426	318,545	13,917,356

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	409	2,069	181	191	9,947
Contract terminations	—	—	137	118	552
Payable for investments purchased	5,045	146	—	—	1,087
Total liabilities	5,454	2,215	318	309	11,586
Net assets applicable to Variable Life contracts in accumulation period	676,105	3,420,122	467,951	318,236	13,905,770
Net assets applicable to seed money	—	—	157	—	—
Total net assets	$676,105	$3,420,122	$468,108	$318,236	$13,905,770
(1) Investment shares	70,871	341,671	36,147	164,039	550,942
(2) Investments, at cost	$622,038	$2,588,212	$522,907	$330,343	$8,948,996

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$23,191,855	$10,651,135	$2,410,777	$1,472,454	$2,812,773
Dividends receivable	—	—	—	—	454
Accounts receivable from RiverSource Life of NY for contract purchase payments	478	1,209	361	252	—
Receivable for share redemptions	26,825	10,723	1,197	1,937	2,796
Total assets	23,219,158	10,663,067	2,412,335	1,474,643	2,816,023

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	16,505	5,245	1,197	733	1,320
Contract terminations	10,320	5,478	—	1,204	1,476
Payable for investments purchased	478	1,209	361	252	—
Total liabilities	27,303	11,932	1,558	2,189	2,796
Net assets applicable to Variable Life contracts in accumulation period	23,191,855	10,651,135	2,410,777	1,472,454	2,811,199
Net assets applicable to seed money	—	—	—	—	2,028
Total net assets	$23,191,855	$10,651,135	$2,410,777	$1,472,454	$2,813,227
(1) Investment shares	500,256	451,702	147,629	180,448	2,812,773
(2) Investments, at cost	$11,175,058	$7,964,423	$2,374,279	$1,821,311	$2,812,756

December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$2,498,206	$999,751	$6,261,514	$2,144,144	$8,621,081
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	208	111	—	532	541
Receivable for share redemptions	1,221	578	6,449	1,173	6,555
Total assets	2,499,635	1,000,440	6,267,963	2,145,849	8,628,177

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,221	535	3,412	1,173	4,226
Contract terminations	—	43	3,037	—	2,329
Payable for investments purchased	208	111	—	532	541
Total liabilities	1,429	689	6,449	1,705	7,096
Net assets applicable to Variable Life contracts in accumulation period	2,498,206	999,751	6,261,514	2,144,144	8,621,081
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,498,206	$999,751	$6,261,514	$2,144,144	$8,621,081
(1) Investment shares	403,587	143,849	620,566	134,513	440,300
(2) Investments, at cost	$2,750,121	$1,181,896	$6,501,588	$1,453,426	$6,486,526

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	3

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$357,749	$596,522	$615,472	$4,696,921	$412,884
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	101	24	2,208	—
Receivable for share redemptions	225	985	259	3,398	262
Total assets	357,974	597,608	615,755	4,702,527	413,146

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	213	298	259	3,374	251
Contract terminations	12	687	—	24	11
Payable for investments purchased	—	101	24	2,208	—
Total liabilities	225	1,086	283	5,606	262
Net assets applicable to Variable Life contracts in accumulation period	357,672	596,522	615,472	4,696,921	412,884
Net assets applicable to seed money	77	—	—	—	—
Total net assets	$357,749	$596,522	$615,472	$4,696,921	$412,884
(1) Investment shares	38,717	24,548	31,546	369,255	19,124
(2) Investments, at cost	$365,761	$457,810	$599,876	$3,915,661	$370,113

December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$1,054,351	$1,369,110	$341,982	$747,370	$324,695
Dividends receivable	—	—	872	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	174	279	11	63	253
Receivable for share redemptions	588	2,823	188	1,866	182
Total assets	1,055,113	1,372,212	343,053	749,299	325,130

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	551	684	184	391	182
Contract terminations	37	2,139	3	1,474	—
Payable for investments purchased	174	279	884	63	253
Total liabilities	762	3,102	1,071	1,928	435
Net assets applicable to Variable Life contracts in accumulation period	1,054,351	1,369,110	341,982	747,371	324,695
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,054,351	$1,369,110	$341,982	$747,371	$324,695
(1) Investment shares	50,112	133,833	98,554	138,659	17,410
(2) Investments, at cost	$876,992	$1,388,306	$517,113	$884,077	$255,940

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$554,948	$173,956	$1,287,751	$3,835,100	$3,438,944
Dividends receivable	—	—	4,707	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	123	—	154	2,133	265
Receivable for share redemptions	363	29	662	2,919	1,928
Total assets	555,434	173,985	1,293,274	3,840,152	3,441,137

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	302	29	640	1,920	1,928
Contract terminations	61	—	21	999	—
Payable for investments purchased	123	—	4,862	2,133	265
Total liabilities	486	29	5,523	5,052	2,193
Net assets applicable to Variable Life contracts in accumulation period	554,948	173,819	1,287,751	3,835,100	3,438,944
Net assets applicable to seed money	—	137	—	—	—
Total net assets	$554,948	$173,956	$1,287,751	$3,835,100	$3,438,944
(1) Investment shares	23,695	14,388	144,367	122,488	179,018
(2) Investments, at cost	$532,256	$188,665	$1,336,794	$3,848,294	$2,824,485

December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$4,764,807	$1,133,612	$2,053,362	$157,239	$1,576,822
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	3,879	3,856	304	—	194
Receivable for share redemptions	2,873	684	1,071	384	934
Total assets	4,771,559	1,138,152	2,054,737	157,623	1,577,950

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	2,873	684	963	105	650
Contract terminations	—	—	108	279	284
Payable for investments purchased	3,879	3,856	304	—	194
Total liabilities	6,752	4,540	1,375	384	1,128
Net assets applicable to Variable Life contracts in accumulation period	4,764,807	1,133,612	2,053,362	157,070	1,576,822
Net assets applicable to seed money	—	—	—	169	—
Total net assets	$4,764,807	$1,133,612	$2,053,362	$157,239	$1,576,822
(1) Investment shares	159,358	59,507	136,891	10,667	90,622
(2) Investments, at cost	$4,966,147	$1,058,774	$2,127,541	$165,385	$1,833,562

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	5

Statements of Assets and Liabilities

December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$2,056,781	$5,010,597	$40,017	$419,826	$2,277,143
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	676	1,159	—	903	1,107
Receivable for share redemptions	939	2,445	18	237	1,070
Total assets	2,058,396	5,014,201	40,035	420,966	2,279,320

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	939	2,445	18	237	1,070
Contract terminations	—	—	—	—	—
Payable for investments purchased	676	1,159	—	903	1,107
Total liabilities	1,615	3,604	18	1,140	2,177
Net assets applicable to Variable Life contracts in accumulation period	2,056,781	5,010,597	39,815	419,826	2,277,143
Net assets applicable to seed money	—	—	202	—	—
Total net assets	$2,056,781	$5,010,597	$40,017	$419,826	$2,277,143
(1) Investment shares	140,875	388,720	4,713	40,485	151,507
(2) Investments, at cost	$2,583,314	$6,134,479	$43,767	$507,406	$2,497,891

December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$488,408	$150,566	$237,677	$8,026,382	$942,604
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	—	9	998	—
Receivable for share redemptions	317	65	145	6,047	744
Total assets	488,725	150,631	237,831	8,033,427	943,348

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	276	65	145	5,854	497
Contract terminations	41	—	—	193	247
Payable for investments purchased	—	—	9	998	—
Total liabilities	317	65	154	7,045	744
Net assets applicable to Variable Life contracts in accumulation period	488,408	150,485	237,575	8,026,382	942,604
Net assets applicable to seed money	—	81	102	—	—
Total net assets	$488,408	$150,566	$237,677	$8,026,382	$942,604
(1) Investment shares	8,546	16,121	14,799	259,418	39,772
(2) Investments, at cost	$431,300	$176,314	$254,205	$7,412,996	$950,855

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Assets
Investments, at fair value(1),(2)	$1,043,052	$580,428	$552,028	$88,928	$585,079
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	15	388	—	—	9
Receivable for share redemptions	661	272	615	45	351
Total assets	1,043,728	581,088	552,643	88,973	585,439

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	538	272	299	45	285
Contract terminations	123	—	316	—	66
Payable for investments purchased	15	388	—	—	9
Total liabilities	676	660	615	45	360
Net assets applicable to Variable Life contracts in accumulation period	1,043,052	580,428	552,028	88,787	585,079
Net assets applicable to seed money	—	—	—	141	—
Total net assets	$1,043,052	$580,428	$552,028	$88,928	$585,079
(1) Investment shares	32,084	121,683	25,184	10,725	9,288
(2) Investments, at cost	$1,048,946	$626,066	$505,373	$101,970	$458,460

December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$1,418,929	$1,575,562	$418,916	$82,768	$1,886,609
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	400	267	50	—	—
Receivable for share redemptions	777	780	337	28	1,304
Total assets	1,420,106	1,576,609	419,303	82,796	1,887,913

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	693	780	258	28	1,017
Contract terminations	84	—	79	—	287
Payable for investments purchased	400	267	50	—	—
Total liabilities	1,177	1,047	387	28	1,304
Net assets applicable to Variable Life contracts in accumulation period	1,418,929	1,575,562	418,721	82,590	1,886,609
Net assets applicable to seed money	—	—	195	178	—
Total net assets	$1,418,929	$1,575,562	$418,916	$82,768	$1,886,609
(1) Investment shares	126,803	61,449	12,745	7,129	108,551
(2) Investments, at cost	$1,086,136	$2,094,887	$376,146	$94,541	$1,884,382

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	7

Statements of Assets and Liabilities

December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$1,357,481	$1,190,174	$304,062	$442,162	$8,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	75	1,507	34	281	—
Receivable for share redemptions	777	575	181	260	1
Total assets	1,358,333	1,192,256	304,277	442,703	8,648

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	675	569	180	260	1
Contract terminations	102	6	1	—	—
Payable for investments purchased	75	1,507	34	281	—
Total liabilities	852	2,082	215	541	1
Net assets applicable to Variable Life contracts in accumulation period	1,357,481	1,190,174	304,062	442,162	8,301
Net assets applicable to seed money	—	—	—	—	346
Total net assets	$1,357,481	$1,190,174	$304,062	$442,162	$8,647
(1) Investment shares	85,322	41,240	30,807	42,434	966
(2) Investments, at cost	$1,422,187	$1,191,984	$304,442	$482,622	$9,296

December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$1,307,268	$1,843,592	$1,056,648	$1,055,488	$132,392
Dividends receivable	—	—	—	—	332
Accounts receivable from RiverSource Life of NY for contract purchase payments	315	68	1,052	482	—
Receivable for share redemptions	1,405	1,939	426	663	75
Total assets	1,308,988	1,845,599	1,058,126	1,056,633	132,799

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	694	903	426	625	66
Contract terminations	711	1,036	—	38	9
Payable for investments purchased	315	68	1,052	482	332
Total liabilities	1,720	2,007	1,478	1,145	407
Net assets applicable to Variable Life contracts in accumulation period	1,307,268	1,843,592	1,056,648	1,055,488	125,890
Net assets applicable to seed money	—	—	—	—	6,502
Total net assets	$1,307,268	$1,843,592	$1,056,648	$1,055,488	$132,392
(1) Investment shares	34,833	384,082	52,753	105,024	12,633
(2) Investments, at cost	$1,382,291	$2,023,751	$1,244,839	$1,122,726	$135,769

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$881,944	$403,145	$156,985	$8,568,211	$1,739,660
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	17	60	896	—	1,989
Receivable for share redemptions	520	2,160	69	7,149	1,016
Total assets	882,481	405,365	157,950	8,575,360	1,742,665

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	462	254	69	6,264	1,016
Contract terminations	58	1,906	—	885	—
Payable for investments purchased	17	60	896	—	1,989
Total liabilities	537	2,220	965	7,149	3,005
Net assets applicable to Variable Life contracts in accumulation period	881,944	403,145	156,985	8,568,211	1,739,660
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$881,944	$403,145	$156,985	$8,568,211	$1,739,660
(1) Investment shares	65,621	68,679	12,899	249,875	193,942
(2) Investments, at cost	$1,046,377	$450,444	$179,986	$6,738,516	$2,055,882

December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$173,929	$1,669,674	$182,815	$14,705,419	$17,256,540
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	39	6,498	527	4,485	2,655
Receivable for share redemptions	104	935	67	5,520	8,244
Total assets	174,072	1,677,107	183,409	14,715,424	17,267,439

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	104	935	67	5,520	8,244
Contract terminations	—	—	—	—	—
Payable for investments purchased	39	6,498	527	4,485	2,655
Total liabilities	143	7,433	594	10,005	10,899
Net assets applicable to Variable Life contracts in accumulation period	173,779	1,669,674	182,708	14,705,419	17,256,540
Net assets applicable to seed money	150	—	107	—	—
Total net assets	$173,929	$1,669,674	$182,815	$14,705,419	$17,256,540
(1) Investment shares	10,334	115,548	29,391	812,005	951,822
(2) Investments, at cost	$169,482	$1,827,149	$210,980	$12,973,166	$14,732,897

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	9

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$528,202	$567,048	$15,716	$59,021	$1,478,364
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	515	—	—	36
Receivable for share redemptions	719	323	1,282	33	392
Total assets	528,921	567,886	16,998	59,054	1,478,792

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	365	323	9	33	392
Contract terminations	354	—	1,273	—	—
Payable for investments purchased	—	515	—	—	36
Total liabilities	719	838	1,282	33	428
Net assets applicable to Variable Life contracts in accumulation period	528,160	567,027	15,653	58,947	1,478,322
Net assets applicable to seed money	42	21	63	74	42
Total net assets	$528,202	$567,048	$15,716	$59,021	$1,478,364
(1) Investment shares	39,155	42,035	1,387	5,006	116,867
(2) Investments, at cost	$491,416	$534,171	$15,412	$60,300	$1,552,860

December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$1,397,218	$23,208,214	$35,674,577	$30,498,820	$54,778,155
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	8,024	851	10,296	4,196
Receivable for share redemptions	433	12,643	23,237	15,285	133,175
Total assets	1,397,651	23,228,881	35,698,665	30,524,401	54,915,526

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	433	12,643	17,568	15,285	25,750
Contract terminations	—	—	5,669	—	107,425
Payable for investments purchased	—	8,024	851	10,296	4,196
Total liabilities	433	20,667	24,088	25,581	137,371
Net assets applicable to Variable Life contracts in accumulation period	1,397,176	23,208,214	35,674,577	30,498,820	54,778,155
Net assets applicable to seed money	42	—	—	—	—
Total net assets	$1,397,218	$23,208,214	$35,674,577	$30,498,820	$54,778,155
(1) Investment shares	104,582	1,456,887	2,236,651	1,788,787	3,209,031
(2) Investments, at cost	$1,409,098	$19,965,061	$30,525,122	$26,122,439	$46,932,831

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$2,168,108	$4,111,503	$555,389	$4,160,299	$5,574,047
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments	—	542	121	2,273	2,551
Receivable for share redemptions	1,455	1,898	246	1,996	2,642
Total assets	2,169,563	4,113,943	555,756	4,164,568	5,579,240

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee	1,325	1,898	246	1,996	2,642
Contract terminations	130	—	—	—	—
Payable for investments purchased	—	542	121	2,273	2,551
Total liabilities	1,455	2,440	367	4,269	5,193
Net assets applicable to Variable Life contracts in accumulation period	2,168,108	4,111,503	555,389	4,160,299	5,574,047
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,168,108	$4,111,503	$555,389	$4,160,299	$5,574,047
(1) Investment shares	147,994	280,075	23,180	187,401	269,278
(2) Investments, at cost	$1,915,645	$3,827,108	$502,825	$5,358,649	$7,609,434

December 31, 2018 (continued)			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)			$933,947	$1,047,870	$1,003,048
Dividends receivable			—	—	—
Accounts receivable from RiverSource Life of NY for contract purchase payments			163	228	497
Receivable for share redemptions			1,660	424	1,040
Total assets			935,770	1,048,522	1,004,585

Liabilities
Payable to RiverSource Life of NY for:
Mortality and expense risk fee			545	424	365
Contract terminations			1,115	—	675
Payable for investments purchased			163	228	497
Total liabilities			1,823	652	1,537
Net assets applicable to Variable Life contracts in accumulation period			933,947	1,047,870	1,003,048
Net assets applicable to seed money			—	—	—
Total net assets			$933,947	$1,047,870	$1,003,048
(1) Investment shares			323,165	45,859	106,821
(2) Investments, at cost			$1,381,549	$1,138,007	$1,040,482

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	11

Statements of Operations

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$7	$18,868	$33,551	$—	$8,546
Variable account expenses	1	12,481	14,853	4,428	2,196
Investment income (loss) — net	6	6,387	18,698	(4,428)	6,350

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1	705,401	402,500	194,669	198,287
Cost of investments sold	1	634,337	370,346	172,693	203,527
Net realized gain (loss) on sales of investments	—	71,064	32,154	21,976	(5,240)
Distributions from capital gains	1	286,806	—	91,247	—
Net change in unrealized appreciation or depreciation of investments	(39)	(488,865)	(798,596)	(103,533)	(86,029)
Net gain (loss) on investments	(38)	(130,995)	(766,442)	9,690	(91,269)
Net increase (decrease) in net assets resulting from operations	$(32)	$(124,608)	$(747,744)	$5,262	$(84,919)

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$10,318	$65,687	$4,376	$5,679	$—
Variable account expenses	5,779	28,487	2,557	2,377	131,994
Investment income (loss) — net	4,539	37,200	1,819	3,302	(131,994)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	49,828	776,160	155,614	91,585	2,285,839
Cost of investments sold	38,284	519,458	153,034	84,041	1,413,160
Net realized gain (loss) on sales of investments	11,544	256,702	2,580	7,544	872,679
Distributions from capital gains	53,359	257	22,072	29,386	—
Net change in unrealized appreciation or depreciation of investments	(194,803)	(662,551)	(66,278)	(50,466)	(1,734,433)
Net gain (loss) on investments	(129,900)	(405,592)	(41,626)	(13,536)	(861,754)
Net increase (decrease) in net assets resulting from operations	$(125,361)	$(368,392)	$(39,807)	$(10,234)	$(993,748)

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$13,110	$69,064	$39,836
Variable account expenses	218,797	69,743	17,331	9,489	16,724
Investment income (loss) — net	(218,797)	(69,743)	(4,221)	59,575	23,112

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,768,603	1,642,871	579,111	289,359	768,700
Cost of investments sold	1,219,108	1,046,561	463,498	348,078	768,690
Net realized gain (loss) on sales of investments	1,549,495	596,310	115,613	(58,719)	10
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,357,801)	(1,248,435)	(793,179)	(99,220)	(9)
Net gain (loss) on investments	(808,306)	(652,125)	(677,566)	(157,939)	1
Net increase (decrease) in net assets resulting from operations	$(1,027,103)	$(721,868)	$(681,787)	$(98,364)	$23,113

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$155,182	$50,512	$152,023	$—	$—
Variable account expenses	15,736	6,819	43,995	16,039	55,232
Investment income (loss) — net	139,446	43,693	108,028	(16,039)	(55,232)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	633,685	193,079	1,692,248	344,663	1,343,273
Cost of investments sold	661,376	218,112	1,750,919	188,432	941,222
Net realized gain (loss) on sales of investments	(27,691)	(25,033)	(58,671)	156,231	402,051
Distributions from capital gains	—	—	49,747	—	—
Net change in unrealized appreciation or depreciation of investments	(236,782)	(66,892)	(139,105)	(236,952)	(813,005)
Net gain (loss) on investments	(264,473)	(91,925)	(148,029)	(80,721)	(410,954)
Net increase (decrease) in net assets resulting from operations	$(125,027)	$(48,232)	$(40,001)	$(96,760)	$(466,186)

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$6,067	$—	$—	$151,042	$—
Variable account expenses	2,559	3,831	3,564	47,590	3,118
Investment income (loss) — net	3,508	(3,831)	(3,564)	103,452	(3,118)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	214,958	76,262	117,207	612,584	77,776
Cost of investments sold	228,824	49,633	85,820	429,553	58,618
Net realized gain (loss) on sales of investments	(13,866)	26,629	31,387	183,031	19,158
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,020	(56,984)	(126,683)	(1,290,688)	(76,906)
Net gain (loss) on investments	(7,846)	(30,355)	(95,296)	(1,107,657)	(57,748)
Net increase (decrease) in net assets resulting from operations	$(4,338)	$(34,186)	$(98,860)	$(1,004,205)	$(60,866)

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$41,618	$9,730	$—	$—
Variable account expenses	7,754	8,594	2,406	4,852	2,561
Investment income (loss) — net	(7,754)	33,024	7,324	(4,852)	(2,561)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	145,467	364,778	108,409	155,039	121,125
Cost of investments sold	106,177	375,023	147,854	187,250	81,155
Net realized gain (loss) on sales of investments	39,290	(10,245)	(39,445)	(32,211)	39,970
Distributions from capital gains	—	1,324	—	4,550	—
Net change in unrealized appreciation or depreciation of investments	(196,081)	(9,933)	(16,643)	23,910	(66,751)
Net gain (loss) on investments	(156,791)	(18,854)	(56,088)	(3,751)	(26,781)
Net increase (decrease) in net assets resulting from operations	$(164,545)	$14,170	$(48,764)	$(8,603)	$(29,342)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	13

Statements of Operations

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$2,931	$45,548	$18,801	$9,953
Variable account expenses	3,569	338	7,811	26,146	26,325
Investment income (loss) — net	(3,569)	2,593	37,737	(7,345)	(16,372)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	76,634	13,457	297,933	935,814	429,211
Cost of investments sold	60,471	13,851	297,169	803,761	310,447
Net realized gain (loss) on sales of investments	16,163	(394)	764	132,053	118,764
Distributions from capital gains	—	—	—	370,256	234,140
Net change in unrealized appreciation or depreciation of investments	(82,575)	(19,133)	(49,987)	(790,892)	(702,582)
Net gain (loss) on investments	(66,412)	(19,527)	(49,223)	(288,583)	(349,678)
Net increase (decrease) in net assets resulting from operations	$(69,981)	$(16,934)	$(11,486)	$(295,928)	$(366,050)

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$32,484	$19,265	$60,155	$7,380	$42,353
Variable account expenses	42,203	9,452	12,666	1,310	8,586
Investment income (loss) — net	(9,719)	9,813	47,489	6,070	33,767

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	865,694	169,377	360,404	24,049	160,787
Cost of investments sold	739,607	133,546	356,878	23,710	154,381
Net realized gain (loss) on sales of investments	126,087	35,831	3,526	339	6,406
Distributions from capital gains	526,165	—	—	—	65,949
Net change in unrealized appreciation or depreciation of investments	(1,486,313)	(254,256)	(215,545)	(14,819)	(271,041)
Net gain (loss) on investments	(834,061)	(218,425)	(212,019)	(14,480)	(198,686)
Net increase (decrease) in net assets resulting from operations	$(843,780)	$(208,612)	$(164,530)	$(8,410)	$(164,919)

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$21,661	$75,791	$946	$2,328	$31,667
Variable account expenses	13,168	33,739	246	3,276	14,408
Investment income (loss) — net	8,493	42,052	700	(948)	17,259

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	384,365	824,342	16,884	49,453	375,462
Cost of investments sold	383,217	772,303	17,058	43,287	295,827
Net realized gain (loss) on sales of investments	1,148	52,039	(174)	6,166	79,635
Distributions from capital gains	368,888	687,343	—	69,771	371,062
Net change in unrealized appreciation or depreciation of investments	(692,695)	(1,394,987)	(3,882)	(116,707)	(622,867)
Net gain (loss) on investments	(322,659)	(655,605)	(4,056)	(40,770)	(172,170)
Net increase (decrease) in net assets resulting from operations	$(314,166)	$(613,553)	$(3,356)	$(41,718)	$(154,911)
See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$2,048	$3,936	$83,921	$24,913
Variable account expenses	3,264	799	2,028	81,578	6,763
Investment income (loss) — net	(3,264)	1,249	1,908	2,343	18,150

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	103,764	41,757	65,056	1,556,851	328,593
Cost of investments sold	71,411	41,515	52,888	1,196,589	290,595
Net realized gain (loss) on sales of investments	32,353	242	12,168	360,262	37,998
Distributions from capital gains	31,285	14,203	27,073	601,049	35,771
Net change in unrealized appreciation or depreciation of investments	(80,638)	(27,164)	(75,637)	(1,870,129)	(176,209)
Net gain (loss) on investments	(17,000)	(12,719)	(36,396)	(908,818)	(102,440)
Net increase (decrease) in net assets resulting from operations	$(20,264)	$(11,470)	$(34,488)	$(906,475)	$(84,290)

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Investment income
Dividend income	$21,653	$—	$—	$1,786	$682
Variable account expenses	7,423	3,899	3,877	524	3,688
Investment income (loss) — net	14,230	(3,899)	(3,877)	1,262	(3,006)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	165,550	141,409	104,865	1,386	78,737
Cost of investments sold	138,866	123,622	75,992	1,376	54,219
Net realized gain (loss) on sales of investments	26,684	17,787	28,873	10	24,518
Distributions from capital gains	8,493	74,445	23,855	3,943	31,377
Net change in unrealized appreciation or depreciation of investments	(246,112)	(122,855)	(54,447)	(10,893)	(59,834)
Net gain (loss) on investments	(210,935)	(30,623)	(1,719)	(6,940)	(3,939)
Net increase (decrease) in net assets resulting from operations	$(196,705)	$(34,522)	$(5,596)	$(5,678)	$(6,945)

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$33,229	$1,698	$1,165	$6,936
Variable account expenses	10,227	11,400	3,502	328	13,404
Investment income (loss) — net	(10,227)	21,829	(1,804)	837	(6,468)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	480,531	504,471	152,957	10,826	480,277
Cost of investments sold	272,620	553,847	118,679	10,502	430,054
Net realized gain (loss) on sales of investments	207,911	(49,376)	34,278	324	50,223
Distributions from capital gains	70,524	—	23,068	5,275	122,568
Net change in unrealized appreciation or depreciation of investments	(250,105)	(266,081)	(67,988)	(12,751)	(148,371)
Net gain (loss) on investments	28,330	(315,457)	(10,642)	(7,152)	24,420
Net increase (decrease) in net assets resulting from operations	$18,103	$(293,628)	$(12,446)	$(6,315)	$17,952

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	15

Statements of Operations

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$10,743	$10,637	$—	$—
Variable account expenses	9,534	7,379	2,460	2,853	22
Investment income (loss) — net	(9,534)	3,364	8,177	(2,853)	(22)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	319,869	315,682	84,011	42,938	16,982
Cost of investments sold	256,372	312,809	75,013	37,010	16,001
Net realized gain (loss) on sales of investments	63,497	2,873	8,998	5,928	981
Distributions from capital gains	221,208	4,911	—	90,150	253
Net change in unrealized appreciation or depreciation of investments	(290,434)	(6,097)	(47,277)	(64,693)	(1,548)
Net gain (loss) on investments	(5,729)	1,687	(38,279)	31,385	(314)
Net increase (decrease) in net assets resulting from operations	$(15,263)	$5,051	$(30,102)	$28,532	$(336)

Year ended December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$11,082	$86,314	$709	$34,825	$3,400
Variable account expenses	9,547	11,486	6,207	8,488	895
Investment income (loss) — net	1,535	74,828	(5,498)	26,337	2,505

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	302,129	359,880	256,316	287,512	78,474
Cost of investments sold	252,183	375,359	232,908	291,442	79,182
Net realized gain (loss) on sales of investments	49,946	(15,479)	23,408	(3,930)	(708)
Distributions from capital gains	103,356	—	154,786	—	1,511
Net change in unrealized appreciation or depreciation of investments	(367,565)	(159,442)	(301,945)	(93,930)	(5,602)
Net gain (loss) on investments	(214,263)	(174,921)	(123,751)	(97,860)	(4,799)
Net increase (decrease) in net assets resulting from operations	$(212,728)	$(100,093)	$(129,249)	$(71,523)	$(2,294)

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$9,276	$25,598	$3,110	$1,390	$—
Variable account expenses	5,956	3,217	1,205	83,110	14,573
Investment income (loss) — net	3,320	22,381	1,905	(81,720)	(14,573)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	213,825	50,427	147,443	1,049,241	305,137
Cost of investments sold	231,115	53,752	133,710	714,788	296,725
Net realized gain (loss) on sales of investments	(17,290)	(3,325)	13,733	334,453	8,412
Distributions from capital gains	154,523	—	—	1,168,958	90,833
Net change in unrealized appreciation or depreciation of investments	(147,018)	(39,473)	(53,171)	(1,560,188)	(259,951)
Net gain (loss) on investments	(9,785)	(42,798)	(39,438)	(56,777)	(160,706)
Net increase (decrease) in net assets resulting from operations	$(6,465)	$(20,417)	$(37,533)	$(138,497)	$(175,279)

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$39,836	$4,991	$—	$—
Variable account expenses	1,225	14,078	754	70,906	113,216
Investment income (loss) — net	(1,225)	25,758	4,237	(70,906)	(113,216)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,622	270,898	21,051	1,344,554	4,081,561
Cost of investments sold	12,402	243,592	23,933	1,106,919	2,736,865
Net realized gain (loss) on sales of investments	220	27,306	(2,882)	237,635	1,344,696
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,977	(499,253)	(29,890)	(1,630,896)	(2,973,385)
Net gain (loss) on investments	3,197	(471,947)	(32,772)	(1,393,261)	(1,628,689)
Net increase (decrease) in net assets resulting from operations	$1,972	$(446,189)	$(28,535)	$(1,464,167)	$(1,741,905)

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,737	5,141	140	140	8,570
Investment income (loss) — net	(4,737)	(5,141)	(140)	(140)	(8,570)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	175,651	492,484	25,999	1,042	1,235,151
Cost of investments sold	162,145	450,923	24,832	958	1,039,730
Net realized gain (loss) on sales of investments	13,506	41,561	1,167	84	195,421
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(29,506)	(62,961)	(1,844)	(2,549)	(318,351)
Net gain (loss) on investments	(16,000)	(21,400)	(677)	(2,465)	(122,930)
Net increase (decrease) in net assets resulting from operations	$(20,737)	$(26,541)	$(817)	$(2,605)	$(131,500)

Year ended December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	4,921	163,008	242,751	197,041	359,982
Investment income (loss) — net	(4,921)	(163,008)	(242,751)	(197,041)	(359,982)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	184,574	3,828,139	11,730,001	2,608,743	15,081,079
Cost of investments sold	177,879	3,048,827	8,057,931	2,066,295	10,013,443
Net realized gain (loss) on sales of investments	6,695	779,312	3,672,070	542,448	5,067,636
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(100,648)	(2,149,498)	(5,771,207)	(2,878,380)	(9,243,652)
Net gain (loss) on investments	(93,953)	(1,370,186)	(2,099,137)	(2,335,932)	(4,176,016)
Net increase (decrease) in net assets resulting from operations	$(98,874)	$(1,533,194)	$(2,341,888)	$(2,532,973)	$(4,535,998)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	17

Statements of Operations

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$103,431	$6,186
Variable account expenses	16,728	26,738	3,457	28,976	36,170
Investment income (loss) — net	(16,728)	(26,738)	(3,457)	74,455	(29,984)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	376,848	1,489,477	83,640	835,226	991,481
Cost of investments sold	327,161	1,199,478	49,879	862,145	1,080,196
Net realized gain (loss) on sales of investments	49,687	289,999	33,761	(26,919)	(88,715)
Distributions from capital gains	—	—	—	576,525	1,496,282
Net change in unrealized appreciation or depreciation of investments	(143,730)	(462,752)	(119,931)	(1,558,443)	(1,421,631)
Net gain (loss) on investments	(94,043)	(172,753)	(86,170)	(1,008,837)	(14,064)
Net increase (decrease) in net assets resulting from operations	$(110,771)	$(199,491)	$(89,627)	$(934,382)	$(44,048)

Year ended December 31, 2018 (continued)			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income			$130,814	$2,172	$—
Variable account expenses			7,725	5,661	4,824
Investment income (loss) — net			123,089	(3,489)	(4,824)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			168,994	97,115	226,657
Cost of investments sold			188,395	83,343	188,539
Net realized gain (loss) on sales of investments			(19,401)	13,772	38,118
Distributions from capital gains			269,883	109,322	103,973
Net change in unrealized appreciation or depreciation of investments			(585,794)	(205,481)	(146,278)
Net gain (loss) on investments			(335,312)	(82,387)	(4,187)
Net increase (decrease) in net assets resulting from operations			$(212,223)	$(85,876)	$(9,011)

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$6	$6,387	$18,698	$(4,428)	$6,350
Net realized gain (loss) on sales of investments	—	71,064	32,154	21,976	(5,240)
Distributions from capital gains	1	286,806	—	91,247	—
Net change in unrealized appreciation or depreciation of investments	(39)	(488,865)	(798,596)	(103,533)	(86,029)
Net increase (decrease) in net assets resulting from operations	(32)	(124,608)	(747,744)	5,262	(84,919)

Contract transactions
Contract purchase payments	—	78,425	204,667	46,684	34,622
Net transfers(1)	(1)	(104,231)	5,564	91,346	34,680
Transfers for policy loans	—	(2,328)	(10,169)	(3,203)	(775)
Policy charges	—	(61,199)	(98,462)	(20,851)	(7,020)
Contract terminations:
Surrender benefits	—	(373,437)	(209,472)	(9,780)	(16,541)
Death benefits	—	—	(16,633)	—	—
Increase (decrease) from contract transactions	(1)	(462,770)	(124,505)	104,196	44,966
Net assets at beginning of year	435	2,629,187	3,343,088	670,638	437,424
Net assets at end of year	$402	$2,041,809	$2,470,839	$780,096	$397,471

Accumulation unit activity
Units outstanding at beginning of year	—	1,068,261	1,792,474	260,561	517,245
Contract purchase payments	—	27,219	116,697	16,790	42,210
Net transfers(1)	—	(44,552)	8,930	25,795	51,365
Transfers for policy loans	—	111	(3,568)	(977)	(728)
Policy charges	—	(23,827)	(57,557)	(7,544)	(8,593)
Contract terminations:
Surrender benefits	—	(206,260)	(120,289)	(2,453)	(20,091)
Death benefits	—	—	(7,587)	—	—
Units outstanding at end of year	—	820,952	1,729,100	292,172	581,408

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$4,539	$37,200	$1,819	$3,302	$(131,994)
Net realized gain (loss) on sales of investments	11,544	256,702	2,580	7,544	872,679
Distributions from capital gains	53,359	257	22,072	29,386	—
Net change in unrealized appreciation or depreciation of investments	(194,803)	(662,551)	(66,278)	(50,466)	(1,734,433)
Net increase (decrease) in net assets resulting from operations	(125,361)	(368,392)	(39,807)	(10,234)	(993,748)

Contract transactions
Contract purchase payments	25,642	150,427	32,178	14,627	764,001
Net transfers(1)	(7,025)	(150,432)	(57,017)	14,232	(262,745)
Transfers for policy loans	(4,212)	(54,919)	(6,940)	(10,175)	(23,403)
Policy charges	(22,816)	(146,529)	(6,682)	(20,013)	(959,791)
Contract terminations:
Surrender benefits	(13,779)	(299,828)	(822)	(26,539)	(1,091,968)
Death benefits	—	(6,500)	—	—	(70,147)
Increase (decrease) from contract transactions	(22,190)	(507,781)	(39,283)	(27,868)	(1,644,053)
Net assets at beginning of year	823,656	4,296,295	547,198	356,338	16,543,571
Net assets at end of year	$676,105	$3,420,122	$468,108	$318,236	$13,905,770

Accumulation unit activity
Units outstanding at beginning of year	459,038	1,310,164	470,882	180,506	8,418,980
Contract purchase payments	14,174	45,914	27,199	7,681	394,505
Net transfers(1)	(2,639)	(43,907)	(50,928)	8,209	(146,318)
Transfers for policy loans	(820)	(17,397)	(6,035)	(4,071)	(15,328)
Policy charges	(12,593)	(44,352)	(5,713)	(10,611)	(501,632)
Contract terminations:
Surrender benefits	(6,394)	(88,965)	(729)	(11,079)	(515,850)
Death benefits	—	(2,196)	—	—	(36,211)
Units outstanding at end of year	450,766	1,159,261	434,676	170,635	7,598,146

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(218,797)	$(69,743)	$(4,221)	$59,575	$23,112
Net realized gain (loss) on sales of investments	1,549,495	596,310	115,613	(58,719)	10
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,357,801)	(1,248,435)	(793,179)	(99,220)	(9)
Net increase (decrease) in net assets resulting from operations	(1,027,103)	(721,868)	(681,787)	(98,364)	23,113

Contract transactions
Contract purchase payments	1,119,854	542,491	190,804	87,736	268,293
Net transfers(1)	(303,556)	(372,902)	24,345	(51,345)	231,615
Transfers for policy loans	(102,141)	(65,131)	2,809	(3,679)	(59,995)
Policy charges	(1,411,065)	(453,226)	(84,555)	(65,382)	(235,732)
Contract terminations:
Surrender benefits	(1,496,388)	(523,720)	(199,300)	(124,407)	(253,073)
Death benefits	(30,841)	(17,499)	—	—	(6,694)
Increase (decrease) from contract transactions	(2,224,137)	(889,987)	(65,897)	(157,077)	(55,586)
Net assets at beginning of year	26,443,095	12,262,990	3,158,461	1,727,895	2,845,700
Net assets at end of year	$23,191,855	$10,651,135	$2,410,777	$1,472,454	$2,813,227

Accumulation unit activity
Units outstanding at beginning of year	14,207,808	4,610,090	1,072,245	1,345,265	2,859,986
Contract purchase payments	583,610	212,127	76,876	72,599	269,764
Net transfers(1)	(155,691)	(29,032)	64,365	(24,546)	243,864
Transfers for policy loans	(47,617)	(19,445)	2,760	(3,270)	(58,731)
Policy charges	(761,258)	(174,252)	(30,957)	(51,746)	(234,707)
Contract terminations:
Surrender benefits	(772,327)	(235,293)	(89,936)	(116,001)	(254,521)
Death benefits	(17,198)	(5,610)	—	—	(6,936)
Units outstanding at end of year	13,037,327	4,358,585	1,095,353	1,222,301	2,818,719

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$139,446	$43,693	$108,028	$(16,039)	$(55,232)
Net realized gain (loss) on sales of investments	(27,691)	(25,033)	(58,671)	156,231	402,051
Distributions from capital gains	—	—	49,747	—	—
Net change in unrealized appreciation or depreciation of investments	(236,782)	(66,892)	(139,105)	(236,952)	(813,005)
Net increase (decrease) in net assets resulting from operations	(125,027)	(48,232)	(40,001)	(96,760)	(466,186)

Contract transactions
Contract purchase payments	109,661	36,627	330,349	87,521	347,750
Net transfers(1)	(8,478)	(18,454)	(332,973)	(41,914)	167,098
Transfers for policy loans	(14,550)	(7,404)	(13,648)	(26,407)	(187,961)
Policy charges	(104,537)	(31,534)	(371,007)	(72,883)	(200,434)
Contract terminations:
Surrender benefits	(453,913)	(47,497)	(748,859)	(85,038)	(728,881)
Death benefits	—	—	—	(1,622)	—
Increase (decrease) from contract transactions	(471,817)	(68,262)	(1,136,138)	(140,343)	(602,428)
Net assets at beginning of year	3,095,050	1,116,245	7,437,653	2,381,247	9,689,695
Net assets at end of year	$2,498,206	$999,751	$6,261,514	$2,144,144	$8,621,081

Accumulation unit activity
Units outstanding at beginning of year	1,495,169	586,842	4,696,732	1,180,738	3,792,362
Contract purchase payments	51,166	18,905	210,154	39,784	131,980
Net transfers(1)	2,616	(3,454)	(161,527)	(55,786)	79,706
Transfers for policy loans	(4,337)	(3,388)	(8,474)	(18,117)	(74,045)
Policy charges	(48,071)	(15,946)	(231,448)	(36,854)	(76,285)
Contract terminations:
Surrender benefits	(298,109)	(34,677)	(567,399)	(30,649)	(345,452)
Death benefits	—	—	—	(1,150)	—
Units outstanding at end of year	1,198,434	548,282	3,938,038	1,077,966	3,508,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$3,508	$(3,831)	$(3,564)	$103,452	$(3,118)
Net realized gain (loss) on sales of investments	(13,866)	26,629	31,387	183,031	19,158
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	6,020	(56,984)	(126,683)	(1,290,688)	(76,906)
Net increase (decrease) in net assets resulting from operations	(4,338)	(34,186)	(98,860)	(1,004,205)	(60,866)

Contract transactions
Contract purchase payments	7,407	32,209	33,889	292,229	26,599
Net transfers(1)	(13,772)	13,759	(30,164)	(64,435)	21,159
Transfers for policy loans	(1,965)	(3,859)	4,110	(9,574)	2,238
Policy charges	(6,165)	(19,456)	(21,080)	(301,286)	(9,823)
Contract terminations:
Surrender benefits	(147,150)	(27,590)	(2,055)	(315,682)	(675)
Death benefits	—	—	—	(3,924)	—
Increase (decrease) from contract transactions	(161,645)	(4,937)	(15,300)	(402,672)	39,498
Net assets at beginning of year	523,732	635,645	729,632	6,103,798	434,252
Net assets at end of year	$357,749	$596,522	$615,472	$4,696,921	$412,884

Accumulation unit activity
Units outstanding at beginning of year	533,675	217,078	283,540	5,039,450	177,438
Contract purchase payments	7,452	9,002	12,764	251,675	10,295
Net transfers(1)	(12,088)	5,245	(23,158)	(55,656)	2,678
Transfers for policy loans	(2,026)	(1,349)	1,465	(9,455)	716
Policy charges	(6,345)	(6,032)	(8,713)	(265,606)	(3,727)
Contract terminations:
Surrender benefits	(151,075)	(6,936)	(826)	(271,732)	(244)
Death benefits	—	—	—	(3,338)	—
Units outstanding at end of year	369,593	217,008	265,072	4,685,338	187,156

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(7,754)	$33,024	$7,324	$(4,852)	$(2,561)
Net realized gain (loss) on sales of investments	39,290	(10,245)	(39,445)	(32,211)	39,970
Distributions from capital gains	—	1,324	—	4,550	—
Net change in unrealized appreciation or depreciation of investments	(196,081)	(9,933)	(16,643)	23,910	(66,751)
Net increase (decrease) in net assets resulting from operations	(164,545)	14,170	(48,764)	(8,603)	(29,342)

Contract transactions
Contract purchase payments	51,684	89,047	29,182	34,779	13,728
Net transfers(1)	(64,993)	1,504	7,273	6,145	(44,099)
Transfers for policy loans	(6,413)	4,004	(1,937)	(3,887)	(9,815)
Policy charges	(38,623)	(86,097)	(10,523)	(30,152)	(7,328)
Contract terminations:
Surrender benefits	(23,063)	(204,808)	(11,034)	(49,438)	(17,086)
Death benefits	(1,709)	—	—	—	—
Increase (decrease) from contract transactions	(83,117)	(196,350)	12,961	(42,553)	(64,600)
Net assets at beginning of year	1,302,013	1,551,290	377,785	798,527	418,637
Net assets at end of year	$1,054,351	$1,369,110	$341,982	$747,371	$324,695

Accumulation unit activity
Units outstanding at beginning of year	396,118	1,259,930	619,930	566,342	207,034
Contract purchase payments	14,584	72,474	47,167	24,542	7,055
Net transfers(1)	(19,996)	6,243	(14,546)	8,752	(27,015)
Transfers for policy loans	(1,816)	3,430	(2,928)	(2,970)	(3,925)
Policy charges	(11,282)	(68,872)	(16,752)	(21,278)	(3,733)
Contract terminations:
Surrender benefits	(6,230)	(174,502)	(17,312)	(38,264)	(8,288)
Death benefits	(603)	—	—	—	—
Units outstanding at end of year	370,775	1,098,703	615,559	537,124	171,128

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(3,569)	$2,593	$37,737	$(7,345)	$(16,372)
Net realized gain (loss) on sales of investments	16,163	(394)	764	132,053	118,764
Distributions from capital gains	—	—	—	370,256	234,140
Net change in unrealized appreciation or depreciation of investments	(82,575)	(19,133)	(49,987)	(790,892)	(702,582)
Net increase (decrease) in net assets resulting from operations	(69,981)	(16,934)	(11,486)	(295,928)	(366,050)

Contract transactions
Contract purchase payments	27,293	26,907	32,714	160,269	157,920
Net transfers(1)	119,130	9,317	199,367	189,855	(77,676)
Transfers for policy loans	13,294	(212)	(17,195)	(17,456)	(66,404)
Policy charges	(10,714)	(6,063)	(28,869)	(105,055)	(156,987)
Contract terminations:
Surrender benefits	(15,877)	(108)	(18,977)	(285,000)	(160,700)
Death benefits	—	—	—	—	(1,533)
Increase (decrease) from contract transactions	133,126	29,841	167,040	(57,387)	(305,380)
Net assets at beginning of year	491,803	161,049	1,132,197	4,188,415	4,110,374
Net assets at end of year	$554,948	$173,956	$1,287,751	$3,835,100	$3,438,944

Accumulation unit activity
Units outstanding at beginning of year	164,879	150,293	780,515	1,893,416	1,455,980
Contract purchase payments	8,372	25,676	23,363	71,544	56,806
Net transfers(1)	40,480	9,516	144,348	105,085	(29,737)
Transfers for policy loans	3,752	(212)	(11,862)	(5,489)	(23,155)
Policy charges	(3,701)	(5,881)	(18,388)	(46,701)	(58,423)
Contract terminations:
Surrender benefits	(3,910)	(79)	(11,516)	(122,360)	(60,229)
Death benefits	—	—	—	—	(684)
Units outstanding at end of year	209,872	179,313	906,460	1,895,495	1,340,558

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(9,719)	$9,813	$47,489	$6,070	$33,767
Net realized gain (loss) on sales of investments	126,087	35,831	3,526	339	6,406
Distributions from capital gains	526,165	—	—	—	65,949
Net change in unrealized appreciation or depreciation of investments	(1,486,313)	(254,256)	(215,545)	(14,819)	(271,041)
Net increase (decrease) in net assets resulting from operations	(843,780)	(208,612)	(164,530)	(8,410)	(164,919)

Contract transactions
Contract purchase payments	188,101	65,148	119,605	9,768	97,746
Net transfers(1)	(101,864)	(36,334)	(74,756)	(4,358)	(9,696)
Transfers for policy loans	(127,662)	(12,472)	(4,345)	833	(7,081)
Policy charges	(215,798)	(45,816)	(86,108)	(5,029)	(35,363)
Contract terminations:
Surrender benefits	(446,222)	(67,899)	(156,136)	(3,843)	(66,888)
Death benefits	(29,423)	—	—	—	—
Increase (decrease) from contract transactions	(732,868)	(97,373)	(201,740)	(2,629)	(21,282)
Net assets at beginning of year	6,341,455	1,439,597	2,419,632	168,278	1,763,023
Net assets at end of year	$4,764,807	$1,133,612	$2,053,362	$157,239	$1,576,822

Accumulation unit activity
Units outstanding at beginning of year	1,574,445	738,342	1,053,604	154,507	801,518
Contract purchase payments	46,522	34,637	54,734	8,771	44,148
Net transfers(1)	(24,966)	(15,189)	(15,248)	(4,126)	(6,075)
Transfers for policy loans	(33,771)	(5,864)	71	754	(1,808)
Policy charges	(51,962)	(25,047)	(38,883)	(4,639)	(15,384)
Contract terminations:
Surrender benefits	(106,909)	(33,605)	(85,178)	(3,517)	(34,442)
Death benefits	(7,790)	—	—	—	—
Units outstanding at end of year	1,395,569	693,274	969,100	151,750	787,957

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$8,493	$42,052	$700	$(948)	$17,259
Net realized gain (loss) on sales of investments	1,148	52,039	(174)	6,166	79,635
Distributions from capital gains	368,888	687,343	—	69,771	371,062
Net change in unrealized appreciation or depreciation of investments	(692,695)	(1,394,987)	(3,882)	(116,707)	(622,867)
Net increase (decrease) in net assets resulting from operations	(314,166)	(613,553)	(3,356)	(41,718)	(154,911)

Contract transactions
Contract purchase payments	113,903	229,304	2,606	14,978	102,236
Net transfers(1)	(68,598)	(113,334)	(4,410)	9,295	(27,102)
Transfers for policy loans	(14,999)	(50,699)	(326)	2,773	(20,565)
Policy charges	(65,594)	(165,085)	(875)	(14,589)	(78,629)
Contract terminations:
Surrender benefits	(154,179)	(328,144)	(415)	(29,912)	(131,613)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(189,467)	(427,958)	(3,420)	(17,455)	(155,673)
Net assets at beginning of year	2,560,414	6,052,108	46,793	478,999	2,587,727
Net assets at end of year	$2,056,781	$5,010,597	$40,017	$419,826	$2,277,143

Accumulation unit activity
Units outstanding at beginning of year	791,382	1,980,364	48,882	136,284	900,295
Contract purchase payments	40,620	75,294	2,810	3,928	34,726
Net transfers(1)	3,331	54,932	(4,878)	3,121	(11,529)
Transfers for policy loans	(3,873)	(13,149)	(347)	669	(8,155)
Policy charges	(20,984)	(53,031)	(943)	(3,868)	(26,991)
Contract terminations:
Surrender benefits	(64,840)	(166,501)	(455)	(8,697)	(42,127)
Death benefits	—	—	—	—	—
Units outstanding at end of year	745,636	1,877,909	45,069	131,437	846,219

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(3,264)	$1,249	$1,908	$2,343	$18,150
Net realized gain (loss) on sales of investments	32,353	242	12,168	360,262	37,998
Distributions from capital gains	31,285	14,203	27,073	601,049	35,771
Net change in unrealized appreciation or depreciation of investments	(80,638)	(27,164)	(75,637)	(1,870,129)	(176,209)
Net increase (decrease) in net assets resulting from operations	(20,264)	(11,470)	(34,488)	(906,475)	(84,290)

Contract transactions
Contract purchase payments	13,404	15,026	8,587	397,073	29,466
Net transfers(1)	74,779	(2,519)	2,860	(239,999)	(122,660)
Transfers for policy loans	(12,685)	(6,655)	(5,968)	(12,008)	(831)
Policy charges	(21,607)	(1,015)	(5,981)	(479,137)	(19,472)
Contract terminations:
Surrender benefits	(47,882)	(20,709)	(16,482)	(860,815)	(21,454)
Death benefits	—	—	—	(50,119)	—
Increase (decrease) from contract transactions	6,009	(15,872)	(16,984)	(1,245,005)	(134,951)
Net assets at beginning of year	502,663	177,908	289,149	10,177,862	1,161,845
Net assets at end of year	$488,408	$150,566	$237,677	$8,026,382	$942,604

Accumulation unit activity
Units outstanding at beginning of year	256,919	151,676	136,429	3,152,096	597,993
Contract purchase payments	6,429	12,745	3,935	122,380	15,521
Net transfers(1)	36,531	(2,238)	(2,595)	(76,163)	(64,174)
Transfers for policy loans	(6,124)	(5,794)	(1,829)	(3,470)	(365)
Policy charges	(10,256)	(856)	(2,744)	(146,969)	(10,216)
Contract terminations:
Surrender benefits	(22,057)	(17,569)	(5,562)	(261,820)	(10,930)
Death benefits	—	—	—	(14,646)	—
Units outstanding at end of year	261,442	137,964	127,634	2,771,408	527,829

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$14,230	$(3,899)	$(3,877)	$1,262	$(3,006)
Net realized gain (loss) on sales of investments	26,684	17,787	28,873	10	24,518
Distributions from capital gains	8,493	74,445	23,855	3,943	31,377
Net change in unrealized appreciation or depreciation of investments	(246,112)	(122,855)	(54,447)	(10,893)	(59,834)
Net increase (decrease) in net assets resulting from operations	(196,705)	(34,522)	(5,596)	(5,678)	(6,945)

Contract transactions
Contract purchase payments	52,348	25,975	19,197	7,464	16,055
Net transfers(1)	(54,637)	(4,457)	90,399	12,385	12,981
Transfers for policy loans	(2,573)	(13,079)	(2,524)	—	(21,656)
Policy charges	(26,584)	(19,363)	(18,893)	(862)	(18,010)
Contract terminations:
Surrender benefits	(35,107)	(57,404)	(41,833)	(35)	(19,119)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(66,553)	(68,328)	46,346	18,952	(29,749)
Net assets at beginning of year	1,306,310	683,278	511,278	75,654	621,773
Net assets at end of year	$1,043,052	$580,428	$552,028	$88,928	$585,079

Accumulation unit activity
Units outstanding at beginning of year	753,159	395,136	162,525	74,868	176,670
Contract purchase payments	28,928	14,112	5,324	7,077	4,734
Net transfers(1)	(40,368)	(2,947)	22,351	12,473	3,166
Transfers for policy loans	(2,237)	(6,979)	(847)	—	(3,906)
Policy charges	(16,709)	(10,496)	(5,312)	(785)	(5,708)
Contract terminations:
Surrender benefits	(23,908)	(31,368)	(11,171)	(31)	(3,963)
Death benefits	—	—	—	—	—
Units outstanding at end of year	698,865	357,458	172,870	93,602	170,993

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(10,227)	$21,829	$(1,804)	$837	$(6,468)
Net realized gain (loss) on sales of investments	207,911	(49,376)	34,278	324	50,223
Distributions from capital gains	70,524	—	23,068	5,275	122,568
Net change in unrealized appreciation or depreciation of investments	(250,105)	(266,081)	(67,988)	(12,751)	(148,371)
Net increase (decrease) in net assets resulting from operations	18,103	(293,628)	(12,446)	(6,315)	17,952

Contract transactions
Contract purchase payments	61,133	101,366	19,870	3,886	59,184
Net transfers(1)	(35,700)	(2,486)	(25,648)	12,525	(69,805)
Transfers for policy loans	(65,214)	(7,621)	(19,286)	(244)	2,403
Policy charges	(42,152)	(66,339)	(15,614)	(352)	(61,444)
Contract terminations:
Surrender benefits	(33,671)	(344,451)	(20,739)	—	(251,506)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(115,604)	(319,531)	(61,417)	15,815	(321,168)
Net assets at beginning of year	1,516,430	2,188,721	492,779	73,268	2,189,825
Net assets at end of year	$1,418,929	$1,575,562	$418,916	$82,768	$1,886,609

Accumulation unit activity
Units outstanding at beginning of year	600,948	1,304,213	218,428	59,982	1,670,025
Contract purchase payments	17,615	60,156	8,333	3,052	42,796
Net transfers(1)	(51,215)	(4,506)	(14,491)	10,259	(49,120)
Transfers for policy loans	(15,193)	(3,658)	(5,961)	(197)	1,836
Policy charges	(14,495)	(39,179)	(6,888)	(288)	(44,543)
Contract terminations:
Surrender benefits	(10,139)	(256,916)	(6,707)	—	(180,863)
Death benefits	—	—	—	—	—
Units outstanding at end of year	527,521	1,060,110	192,714	72,808	1,440,131

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(9,534)	$3,364	$8,177	$(2,853)	$(22)
Net realized gain (loss) on sales of investments	63,497	2,873	8,998	5,928	981
Distributions from capital gains	221,208	4,911	—	90,150	253
Net change in unrealized appreciation or depreciation of investments	(290,434)	(6,097)	(47,277)	(64,693)	(1,548)
Net increase (decrease) in net assets resulting from operations	(15,263)	5,051	(30,102)	28,532	(336)

Contract transactions
Contract purchase payments	61,665	105,151	15,510	19,489	4,286
Net transfers(1)	(68,678)	(141,360)	(24,109)	93,005	(8,504)
Transfers for policy loans	(65,355)	(813)	(903)	(1,301)	810
Policy charges	(44,530)	(63,073)	(10,776)	(12,596)	(305)
Contract terminations:
Surrender benefits	(75,479)	(63,246)	(12,760)	(7,537)	(264)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(192,377)	(163,341)	(33,038)	91,060	(3,977)
Net assets at beginning of year	1,565,121	1,348,464	367,202	322,570	12,960
Net assets at end of year	$1,357,481	$1,190,174	$304,062	$442,162	$8,647

Accumulation unit activity
Units outstanding at beginning of year	538,636	511,298	255,002	153,812	12,833
Contract purchase payments	16,801	47,684	10,942	8,720	4,316
Net transfers(1)	(30,563)	(40,493)	(33,856)	43,642	(8,669)
Transfers for policy loans	(16,339)	(466)	(803)	(645)	842
Policy charges	(14,073)	(24,098)	(7,856)	(5,299)	(309)
Contract terminations:
Surrender benefits	(20,156)	(33,769)	(10,439)	(2,662)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	474,306	460,156	212,990	197,568	9,013

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$1,535	$74,828	$(5,498)	$26,337	$2,505
Net realized gain (loss) on sales of investments	49,946	(15,479)	23,408	(3,930)	(708)
Distributions from capital gains	103,356	—	154,786	—	1,511
Net change in unrealized appreciation or depreciation of investments	(367,565)	(159,442)	(301,945)	(93,930)	(5,602)
Net increase (decrease) in net assets resulting from operations	(212,728)	(100,093)	(129,249)	(71,523)	(2,294)

Contract transactions
Contract purchase payments	70,842	76,186	95,240	99,176	4,632
Net transfers(1)	137,764	(83,382)	(26,752)	(70,382)	(43,274)
Transfers for policy loans	(16,797)	(17,217)	(11,684)	4,040	(743)
Policy charges	(23,017)	(64,024)	(33,085)	(42,615)	(3,047)
Contract terminations:
Surrender benefits	(86,419)	(27,410)	(22,497)	(46,073)	—
Death benefits	—	(500)	—	—	—
Increase (decrease) from contract transactions	82,373	(116,347)	1,222	(55,854)	(42,432)
Net assets at beginning of year	1,437,623	2,060,032	1,184,675	1,182,865	177,118
Net assets at end of year	$1,307,268	$1,843,592	$1,056,648	$1,055,488	$132,392

Accumulation unit activity
Units outstanding at beginning of year	625,478	1,319,589	518,259	745,057	158,756
Contract purchase payments	33,072	50,489	42,462	65,006	4,245
Net transfers(1)	56,570	(47,852)	(6,316)	(37,092)	(40,973)
Transfers for policy loans	(7,968)	(10,428)	(2,659)	3,440	(710)
Policy charges	(10,427)	(42,004)	(14,109)	(27,676)	(2,881)
Contract terminations:
Surrender benefits	(38,510)	(17,167)	(11,712)	(29,957)	—
Death benefits	—	(342)	—	—	—
Units outstanding at end of year	658,215	1,252,285	525,925	718,778	118,437

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$3,320	$22,381	$1,905	$(81,720)	$(14,573)
Net realized gain (loss) on sales of investments	(17,290)	(3,325)	13,733	334,453	8,412
Distributions from capital gains	154,523	—	—	1,168,958	90,833
Net change in unrealized appreciation or depreciation of investments	(147,018)	(39,473)	(53,171)	(1,560,188)	(259,951)
Net increase (decrease) in net assets resulting from operations	(6,465)	(20,417)	(37,533)	(138,497)	(175,279)

Contract transactions
Contract purchase payments	28,808	16,623	6,048	308,877	93,192
Net transfers(1)	(94,277)	(5,398)	(65,992)	(8,152)	(44,227)
Transfers for policy loans	412	1,459	(1,566)	(16,660)	3,185
Policy charges	(20,122)	(15,459)	(5,459)	(391,519)	(88,786)
Contract terminations:
Surrender benefits	(22,256)	(30,894)	(9,023)	(659,819)	(180,713)
Death benefits	—	—	—	(62,927)	(11,516)
Increase (decrease) from contract transactions	(107,435)	(33,669)	(75,992)	(830,200)	(228,865)
Net assets at beginning of year	995,844	457,231	270,510	9,536,908	2,143,804
Net assets at end of year	$881,944	$403,145	$156,985	$8,568,211	$1,739,660

Accumulation unit activity
Units outstanding at beginning of year	336,722	177,186	132,774	2,814,290	729,902
Contract purchase payments	9,660	6,454	3,118	86,171	30,873
Net transfers(1)	(25,777)	(2,019)	(31,041)	(2,388)	(14,822)
Transfers for policy loans	87	609	(694)	(4,525)	1,180
Policy charges	(6,475)	(5,994)	(2,721)	(109,396)	(28,399)
Contract terminations:
Surrender benefits	(7,089)	(12,647)	(3,758)	(183,749)	(56,615)
Death benefits	—	—	—	(17,709)	(4,309)
Units outstanding at end of year	307,128	163,589	97,678	2,582,694	657,810

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(1,225)	$25,758	$4,237	$(70,906)	$(113,216)
Net realized gain (loss) on sales of investments	220	27,306	(2,882)	237,635	1,344,696
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,977	(499,253)	(29,890)	(1,630,896)	(2,973,385)
Net increase (decrease) in net assets resulting from operations	1,972	(446,189)	(28,535)	(1,464,167)	(1,741,905)

Contract transactions
Contract purchase payments	11,264	106,760	12,400	1,715,896	964,466
Net transfers(1)	4,614	(68,865)	33,760	491,334	(421,452)
Transfers for policy loans	(863)	(18,513)	122	(147,667)	(32,455)
Policy charges	(3,761)	(80,124)	(1,909)	(370,442)	(426,515)
Contract terminations:
Surrender benefits	(1,866)	(110,407)	(1,688)	(628,245)	(533,151)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	9,388	(171,149)	42,685	1,060,876	(449,107)
Net assets at beginning of year	162,569	2,287,012	168,665	15,108,710	19,447,552
Net assets at end of year	$173,929	$1,669,674	$182,815	$14,705,419	$17,256,540

Accumulation unit activity
Units outstanding at beginning of year	167,111	869,081	176,647	8,848,550	11,043,244
Contract purchase payments	11,004	42,112	14,413	1,014,520	543,385
Net transfers(1)	4,695	(27,864)	41,495	283,572	(75,942)
Transfers for policy loans	(888)	(6,742)	364	(78,791)	(12,674)
Policy charges	(3,842)	(31,409)	(2,257)	(217,241)	(248,017)
Contract terminations:
Surrender benefits	(1,929)	(43,232)	(2,080)	(428,731)	(303,747)
Death benefits	—	—	—	—	—
Units outstanding at end of year	176,151	801,946	228,582	9,421,879	10,946,249

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(4,737)	$(5,141)	$(140)	$(140)	$(8,570)
Net realized gain (loss) on sales of investments	13,506	41,561	1,167	84	195,421
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(29,506)	(62,961)	(1,844)	(2,549)	(318,351)
Net increase (decrease) in net assets resulting from operations	(20,737)	(26,541)	(817)	(2,605)	(131,500)

Contract transactions
Contract purchase payments	101,381	39,946	234	539	76,168
Net transfers(1)	12,405	(80,358)	(21,006)	49,294	5,891
Transfers for policy loans	(17,848)	952	(1,260)	—	(1,398)
Policy charges	(52,122)	(47,930)	(721)	(1,029)	(18,760)
Contract terminations:
Surrender benefits	(57,116)	(184,615)	—	—	—
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(13,300)	(272,005)	(22,753)	48,804	61,901
Net assets at beginning of year	562,239	865,594	39,286	12,822	1,547,963
Net assets at end of year	$528,202	$567,048	$15,716	$59,021	$1,478,364

Accumulation unit activity
Units outstanding at beginning of year	431,454	656,745	35,858	11,351	1,339,367
Contract purchase payments	80,913	30,352	220	483	64,761
Net transfers(1)	8,190	(67,024)	(19,387)	44,865	(19,228)
Transfers for policy loans	(13,548)	712	(1,176)	—	(1,176)
Policy charges	(40,743)	(37,135)	(667)	(933)	(16,082)
Contract terminations:
Surrender benefits	(44,230)	(138,713)	—	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	422,036	444,937	14,848	55,766	1,367,642

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(4,921)	$(163,008)	$(242,751)	$(197,041)	$(359,982)
Net realized gain (loss) on sales of investments	6,695	779,312	3,672,070	542,448	5,067,636
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(100,648)	(2,149,498)	(5,771,207)	(2,878,380)	(9,243,652)
Net increase (decrease) in net assets resulting from operations	(98,874)	(1,533,194)	(2,341,888)	(2,532,973)	(4,535,998)

Contract transactions
Contract purchase payments	86,370	1,530,721	1,980,070	2,616,684	2,947,246
Net transfers(1)	504,412	(229,005)	(1,129,532)	210,984	(391,712)
Transfers for policy loans	(13,604)	(215,461)	68,524	3,253	(392,371)
Policy charges	(43,327)	(851,665)	(1,615,475)	(914,366)	(1,476,142)
Contract terminations:
Surrender benefits	(2,520)	(1,441,144)	(1,953,323)	(943,515)	(3,210,360)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	531,331	(1,206,554)	(2,649,736)	973,040	(2,523,339)
Net assets at beginning of year	964,761	25,947,962	40,666,201	32,058,753	61,837,492
Net assets at end of year	$1,397,218	$23,208,214	$35,674,577	$30,498,820	$54,778,155

Accumulation unit activity
Units outstanding at beginning of year	835,440	16,763,313	26,048,086	19,479,263	36,587,919
Contract purchase payments	74,414	997,217	1,307,855	1,646,975	1,777,208
Net transfers(1)	432,659	(102,787)	(211,784)	65,621	445,667
Transfers for policy loans	(11,818)	(137,636)	42,315	7,365	(204,153)
Policy charges	(37,698)	(555,432)	(1,048,928)	(565,472)	(880,654)
Contract terminations:
Surrender benefits	(2,228)	(956,465)	(1,240,856)	(590,740)	(1,926,426)
Death benefits	—	—	—	—	—
Units outstanding at end of year	1,290,769	16,008,210	24,896,688	20,043,012	35,799,561

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(16,728)	$(26,738)	$(3,457)	$74,455	$(29,984)
Net realized gain (loss) on sales of investments	49,687	289,999	33,761	(26,919)	(88,715)
Distributions from capital gains	—	—	—	576,525	1,496,282
Net change in unrealized appreciation or depreciation of investments	(143,730)	(462,752)	(119,931)	(1,558,443)	(1,421,631)
Net increase (decrease) in net assets resulting from operations	(110,771)	(199,491)	(89,627)	(934,382)	(44,048)

Contract transactions
Contract purchase payments	184,804	403,224	25,153	238,927	233,398
Net transfers(1)	(47,813)	(121,114)	(7,908)	(57,688)	(37,792)
Transfers for policy loans	26,397	(63,627)	1,760	(28,760)	(72,452)
Policy charges	(182,203)	(362,061)	(14,725)	(142,821)	(184,209)
Contract terminations:
Surrender benefits	(85,203)	(264,833)	(35,351)	(257,281)	(535,748)
Death benefits	—	—	—	—	(7,642)
Increase (decrease) from contract transactions	(104,018)	(408,411)	(31,071)	(247,623)	(604,445)
Net assets at beginning of year	2,382,897	4,719,405	676,087	5,342,304	6,222,540
Net assets at end of year	$2,168,108	$4,111,503	$555,389	$4,160,299	$5,574,047

Accumulation unit activity
Units outstanding at beginning of year	1,663,012	3,274,807	228,761	2,026,364	1,868,681
Contract purchase payments	132,403	280,467	8,158	96,335	63,492
Net transfers(1)	(27,915)	(80,819)	3,912	37,556	6,259
Transfers for policy loans	18,174	(41,668)	785	(8,122)	(17,088)
Policy charges	(129,395)	(254,670)	(4,768)	(55,546)	(49,965)
Contract terminations:
Surrender benefits	(58,214)	(182,449)	(11,878)	(113,557)	(183,957)
Death benefits	—	—	—	—	(1,877)
Units outstanding at end of year	1,598,065	2,995,668	224,970	1,983,030	1,685,545

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$123,089	$(3,489)	$(4,824)
Net realized gain (loss) on sales of investments	(19,401)	13,772	38,118
Distributions from capital gains	269,883	109,322	103,973
Net change in unrealized appreciation or depreciation of investments	(585,794)	(205,481)	(146,278)
Net increase (decrease) in net assets resulting from operations	(212,223)	(85,876)	(9,011)

Contract transactions
Contract purchase payments	53,367	72,328	44,790
Net transfers(1)	(70,284)	(7,685)	142,564
Transfers for policy loans	303	(10,785)	(21,672)
Policy charges	(31,169)	(27,182)	(26,251)
Contract terminations:
Surrender benefits	(60,756)	(36,178)	(43,448)
Death benefits	—	—	—
Increase (decrease) from contract transactions	(108,539)	(9,502)	95,983
Net assets at beginning of year	1,254,709	1,143,248	916,076
Net assets at end of year	$933,947	$1,047,870	$1,003,048

Accumulation unit activity
Units outstanding at beginning of year	612,486	372,668	343,552
Contract purchase payments	26,742	26,846	15,384
Net transfers(1)	(38,210)	823	46,324
Transfers for policy loans	(77)	(3,135)	(12,631)
Policy charges	(15,722)	(8,966)	(8,013)
Contract terminations:
Surrender benefits	(39,355)	(9,585)	(17,092)
Death benefits	—	—	—
Units outstanding at end of year	545,864	378,651	367,524

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$6	$17,200	$43,840	$(2,585)	$5,470
Net realized gain (loss) on sales of investments	—	128,331	69,735	12,243	3,918
Distributions from capital gains	—	210,932	—	24,275	—
Net change in unrealized appreciation or depreciation of investments	47	49,017	595,493	75,060	(15,384)
Net increase (decrease) in net assets resulting from operations	53	405,480	709,068	108,993	(5,996)

Contract transactions
Contract purchase payments	—	77,636	212,450	84,054	35,695
Net transfers(1)	(1)	10,477	(237,767)	216,238	(52,713)
Transfers for policy loans	—	2,240	(46,161)	839	(3,282)
Policy charges	—	(56,406)	(110,774)	(12,764)	(8,189)
Contract terminations:
Surrender benefits	—	(68,468)	(233,853)	(8,235)	(10,444)
Death benefits	—	(19,600)	(10,443)	—	—
Increase (decrease) from contract transactions	(1)	(54,121)	(426,548)	280,132	(38,933)
Net assets at beginning of year	383	2,277,828	3,060,568	281,513	482,353
Net assets at end of year	$435	$2,629,187	$3,343,088	$670,638	$437,424

Accumulation unit activity
Units outstanding at beginning of year	—	1,098,506	2,011,950	136,206	568,415
Contract purchase payments	—	30,404	125,757	39,280	40,313
Net transfers(1)	—	(4,350)	(123,117)	94,072	(65,799)
Transfers for policy loans	—	1,530	(23,417)	355	(4,219)
Policy charges	—	(23,421)	(66,800)	(5,377)	(9,407)
Contract terminations:
Surrender benefits	—	(27,799)	(126,207)	(3,975)	(12,058)
Death benefits	—	(6,609)	(5,692)	—	—
Units outstanding at end of year	—	1,068,261	1,792,474	260,561	517,245

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$1,057	$38,265	$3,559	$4,272	$(137,634)
Net realized gain (loss) on sales of investments	18,361	124,653	2,930	16,705	838,940
Distributions from capital gains	—	—	6,288	3,542	—
Net change in unrealized appreciation or depreciation of investments	177,442	157,057	34,948	18,511	1,380,716
Net increase (decrease) in net assets resulting from operations	196,860	319,975	47,725	43,030	2,082,022

Contract transactions
Contract purchase payments	26,909	155,021	33,099	19,875	869,316
Net transfers(1)	(30,328)	8,702	153,131	(8,523)	(272,624)
Transfers for policy loans	(4,279)	(24,824)	(3,129)	(10,039)	91,078
Policy charges	(21,453)	(143,590)	(7,701)	(38,224)	(1,011,090)
Contract terminations:
Surrender benefits	(11,017)	(157,043)	(23,000)	(28,045)	(1,182,397)
Death benefits	—	—	—	—	(16,315)
Increase (decrease) from contract transactions	(40,168)	(161,734)	152,400	(64,956)	(1,522,032)
Net assets at beginning of year	666,964	4,138,054	347,073	378,264	15,983,581
Net assets at end of year	$823,656	$4,296,295	$547,198	$356,338	$16,543,571

Accumulation unit activity
Units outstanding at beginning of year	489,223	1,361,008	336,800	215,277	9,269,777
Contract purchase payments	16,476	50,264	28,826	10,697	475,245
Net transfers(1)	(24,523)	3,281	136,526	(3,809)	(175,008)
Transfers for policy loans	(1,882)	(8,583)	(2,741)	(4,444)	28,505
Policy charges	(13,069)	(46,055)	(6,751)	(22,436)	(556,718)
Contract terminations:
Surrender benefits	(7,187)	(49,751)	(21,778)	(14,779)	(613,502)
Death benefits	—	—	—	—	(9,319)
Units outstanding at end of year	459,038	1,310,164	470,882	180,506	8,418,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(208,397)	$(75,872)	$(15,781)	$(10,908)	$(10,241)
Net realized gain (loss) on sales of investments	1,474,505	1,101,583	127,740	(77,844)	37
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	3,919,613	484,916	923,171	176,619	(39)
Net increase (decrease) in net assets resulting from operations	5,185,721	1,510,627	1,035,130	87,867	(10,243)

Contract transactions
Contract purchase payments	1,233,072	584,092	177,304	95,942	266,774
Net transfers(1)	(507,306)	(214,003)	(89,150)	(12,199)	419,783
Transfers for policy loans	(55,384)	(98,748)	(22,102)	1,189	(64,563)
Policy charges	(1,435,986)	(466,637)	(91,384)	(68,270)	(262,962)
Contract terminations:
Surrender benefits	(1,372,807)	(680,293)	(191,081)	(92,871)	(521,216)
Death benefits	(25,433)	(14,713)	(8,964)	(10,114)	—
Increase (decrease) from contract transactions	(2,163,844)	(890,302)	(225,377)	(86,323)	(162,184)
Net assets at beginning of year	23,421,218	11,642,665	2,348,708	1,726,351	3,018,127
Net assets at end of year	$26,443,095	$12,262,990	$3,158,461	$1,727,895	$2,845,700

Accumulation unit activity
Units outstanding at beginning of year	15,578,160	4,786,509	1,101,581	1,346,845	2,997,437
Contract purchase payments	756,692	251,957	67,770	77,291	265,247
Net transfers(1)	(354,193)	64,243	26,628	60,572	421,639
Transfers for policy loans	(1,000)	(38,463)	(8,104)	1,547	(62,145)
Policy charges	(901,535)	(195,463)	(35,853)	(52,970)	(262,152)
Contract terminations:
Surrender benefits	(856,211)	(253,405)	(75,930)	(79,279)	(500,040)
Death benefits	(14,105)	(5,288)	(3,847)	(8,741)	—
Units outstanding at end of year	14,207,808	4,610,090	1,072,245	1,345,265	2,859,986

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$148,031	$63,820	$153,660	$(16,162)	$(54,364)
Net realized gain (loss) on sales of investments	21,511	(40,556)	(8,621)	291,235	698,847
Distributions from capital gains	—	—	64,873	—	—
Net change in unrealized appreciation or depreciation of investments	6,650	42,153	22,406	279,932	1,001,531
Net increase (decrease) in net assets resulting from operations	176,192	65,417	232,318	555,005	1,646,014

Contract transactions
Contract purchase payments	117,899	40,363	366,481	165,556	424,283
Net transfers(1)	(33,704)	(33,266)	(232,921)	(187,313)	434,695
Transfers for policy loans	(9,581)	12,233	635	(28,790)	(139,858)
Policy charges	(107,839)	(33,471)	(414,647)	(73,610)	(192,235)
Contract terminations:
Surrender benefits	(154,463)	(105,704)	(404,310)	(199,965)	(352,991)
Death benefits	(23,343)	—	(21,721)	—	(7,408)
Increase (decrease) from contract transactions	(211,031)	(119,845)	(706,483)	(324,122)	166,486
Net assets at beginning of year	3,129,889	1,170,673	7,911,818	2,150,364	7,877,195
Net assets at end of year	$3,095,050	$1,116,245	$7,437,653	$2,381,247	$9,689,695

Accumulation unit activity
Units outstanding at beginning of year	1,507,988	640,278	5,071,790	1,451,237	3,909,523
Contract purchase payments	56,808	20,889	229,605	111,088	194,268
Net transfers(1)	67,296	(2,314)	(85,411)	(231,157)	(11,028)
Transfers for policy loans	(6,886)	6,119	506	(14,338)	(59,319)
Policy charges	(49,969)	(17,387)	(256,886)	(44,443)	(84,001)
Contract terminations:
Surrender benefits	(70,719)	(60,743)	(248,376)	(91,649)	(154,720)
Death benefits	(9,349)	—	(14,496)	—	(2,361)
Units outstanding at end of year	1,495,169	586,842	4,696,732	1,180,738	3,792,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$7,459	$(3,642)	$(4,638)	$64,493	$(2,964)
Net realized gain (loss) on sales of investments	(288)	39,915	120,463	227,032	83,520
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,921)	85,018	(31,073)	1,051,302	(5,358)
Net increase (decrease) in net assets resulting from operations	5,250	121,291	84,752	1,342,827	75,198

Contract transactions
Contract purchase payments	41,795	34,511	37,294	315,236	90,564
Net transfers(1)	121,520	8,136	(25,031)	(248,507)	(2,889)
Transfers for policy loans	(1,168)	2,788	(16,883)	(24,137)	(43,807)
Policy charges	(6,396)	(18,881)	(21,600)	(336,961)	(11,180)
Contract terminations:
Surrender benefits	(15,873)	(85,996)	(37,342)	(285,342)	(133,116)
Death benefits	—	—	—	(2,066)	—
Increase (decrease) from contract transactions	139,878	(59,442)	(63,562)	(581,777)	(100,428)
Net assets at beginning of year	378,604	573,796	708,442	5,342,748	459,482
Net assets at end of year	$523,732	$635,645	$729,632	$6,103,798	$434,252

Accumulation unit activity
Units outstanding at beginning of year	389,518	246,955	368,950	5,597,743	195,824
Contract purchase payments	39,863	12,110	16,545	290,253	46,022
Net transfers(1)	128,338	3,659	(70,082)	(245,970)	(6,764)
Transfers for policy loans	(1,207)	920	(8,002)	(14,831)	(13,156)
Policy charges	(6,513)	(6,909)	(9,963)	(316,312)	(4,743)
Contract terminations:
Surrender benefits	(16,324)	(39,657)	(13,908)	(270,480)	(39,745)
Death benefits	—	—	—	(953)	—
Units outstanding at end of year	533,675	217,078	283,540	5,039,450	177,438

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(7,570)	$34,643	$30,285	$13,096	$(3,110)
Net realized gain (loss) on sales of investments	60,363	816	(61,556)	(62,761)	51,752
Distributions from capital gains	—	1,071	—	7,029	—
Net change in unrealized appreciation or depreciation of investments	81,463	5,200	34,579	57,217	23,062
Net increase (decrease) in net assets resulting from operations	134,256	41,730	3,308	14,581	71,704

Contract transactions
Contract purchase payments	121,407	88,177	48,584	36,593	19,857
Net transfers(1)	(8,768)	(11,285)	11,136	(10,702)	(31,254)
Transfers for policy loans	23,848	(10,810)	(596)	2,973	3,184
Policy charges	(39,181)	(89,389)	(10,784)	(30,395)	(8,059)
Contract terminations:
Surrender benefits	(81,738)	(92,311)	(15,288)	(18,783)	(26,786)
Death benefits	—	(13,083)	—	—	—
Increase (decrease) from contract transactions	15,568	(128,701)	33,052	(20,314)	(43,058)
Net assets at beginning of year	1,152,189	1,638,261	341,425	804,260	389,991
Net assets at end of year	$1,302,013	$1,551,290	$377,785	$798,527	$418,637

Accumulation unit activity
Units outstanding at beginning of year	383,311	1,357,984	595,669	576,092	250,409
Contract purchase payments	42,197	70,792	89,849	25,730	11,588
Net transfers(1)	2,434	(1,449)	(17,338)	(2,431)	(39,679)
Transfers for policy loans	6,154	(9,460)	(864)	2,047	1,642
Policy charges	(12,401)	(71,194)	(18,063)	(21,623)	(4,736)
Contract terminations:
Surrender benefits	(25,577)	(75,680)	(29,323)	(13,473)	(12,190)
Death benefits	—	(11,063)	—	—	—
Units outstanding at end of year	396,118	1,259,930	619,930	566,342	207,034

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(2,841)	$2,301	$28,653	$3,577	$19,901
Net realized gain (loss) on sales of investments	21,458	18	461	236,993	143,380
Distributions from capital gains	—	—	—	215,286	96,331
Net change in unrealized appreciation or depreciation of investments	38,961	7,106	1,252	297,612	333,648
Net increase (decrease) in net assets resulting from operations	57,578	9,425	30,366	753,468	593,260

Contract transactions
Contract purchase payments	22,404	40,346	45,568	180,649	165,409
Net transfers(1)	88,345	(2,169)	103,625	(111,550)	(91,047)
Transfers for policy loans	5,991	12	2,864	(33,042)	(56,011)
Policy charges	(7,063)	(6,608)	(31,564)	(105,683)	(158,220)
Contract terminations:
Surrender benefits	(25,624)	(2,070)	(108,394)	(297,890)	(255,459)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	84,053	29,511	12,099	(367,516)	(395,328)
Net assets at beginning of year	350,172	122,113	1,089,732	3,802,463	3,912,442
Net assets at end of year	$491,803	$161,049	$1,132,197	$4,188,415	$4,110,374

Accumulation unit activity
Units outstanding at beginning of year	142,435	122,562	759,785	2,120,465	1,603,416
Contract purchase payments	7,778	38,041	33,130	90,097	64,918
Net transfers(1)	24,968	(1,903)	75,597	(109,182)	(33,544)
Transfers for policy loans	2,017	18	2,046	(16,007)	(21,470)
Policy charges	(2,600)	(6,314)	(21,375)	(52,735)	(64,439)
Contract terminations:
Surrender benefits	(9,719)	(2,111)	(68,668)	(139,222)	(92,901)
Death benefits	—	—	—	—	—
Units outstanding at end of year	164,879	150,293	780,515	1,893,416	1,455,980

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(5,868)	$8,264	$61,507	$5,122	$29,168
Net realized gain (loss) on sales of investments	119,317	26,355	(5,733)	159	108,754
Distributions from capital gains	279,109	1,261	—	—	72,291
Net change in unrealized appreciation or depreciation of investments	713,778	305,526	171,653	7,895	(79,677)
Net increase (decrease) in net assets resulting from operations	1,106,336	341,406	227,427	13,176	130,536

Contract transactions
Contract purchase payments	207,888	68,232	124,274	9,863	105,992
Net transfers(1)	(194,833)	(51,549)	(46,979)	(656)	(7,869)
Transfers for policy loans	(108,114)	(7,559)	(28,895)	1,499	(46,200)
Policy charges	(221,432)	(47,113)	(92,081)	(4,500)	(37,112)
Contract terminations:
Surrender benefits	(364,531)	(78,667)	(159,921)	(164)	(94,177)
Death benefits	—	—	(12,656)	—	—
Increase (decrease) from contract transactions	(681,022)	(116,656)	(216,258)	6,042	(79,366)
Net assets at beginning of year	5,916,141	1,214,847	2,408,463	149,060	1,711,853
Net assets at end of year	$6,341,455	$1,439,597	$2,419,632	$168,278	$1,763,023

Accumulation unit activity
Units outstanding at beginning of year	1,764,867	806,364	1,132,549	148,695	774,626
Contract purchase payments	57,173	38,921	58,745	9,236	50,022
Net transfers(1)	(54,949)	(29,972)	(6,761)	(567)	67,355
Transfers for policy loans	(33,982)	(4,203)	(11,868)	1,426	(17,661)
Policy charges	(59,421)	(27,648)	(42,382)	(4,283)	(16,978)
Contract terminations:
Surrender benefits	(99,243)	(45,120)	(71,441)	—	(55,846)
Death benefits	—	—	(5,238)	—	—
Units outstanding at end of year	1,574,445	738,342	1,053,604	154,507	801,518

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(1,955)	$6,102	$512	$(348)	$18,926
Net realized gain (loss) on sales of investments	30,963	114,378	475	4,345	172,689
Distributions from capital gains	172,313	326,807	—	51,188	262,868
Net change in unrealized appreciation or depreciation of investments	32,215	141,099	1,346	(9,878)	62,745
Net increase (decrease) in net assets resulting from operations	233,536	588,386	2,333	45,307	517,228

Contract transactions
Contract purchase payments	120,932	246,862	2,388	15,401	96,184
Net transfers(1)	(128,331)	(159,622)	(10,437)	23,537	(117,900)
Transfers for policy loans	(4,853)	(49,712)	(1,890)	188	(50,356)
Policy charges	(67,552)	(172,081)	(929)	(13,595)	(78,968)
Contract terminations:
Surrender benefits	(112,892)	(342,787)	(819)	(15,012)	(145,301)
Death benefits	(2,853)	(2,621)	—	—	(8,248)
Increase (decrease) from contract transactions	(195,549)	(479,961)	(11,687)	10,519	(304,589)
Net assets at beginning of year	2,522,427	5,943,683	56,147	423,173	2,375,088
Net assets at end of year	$2,560,414	$6,052,108	$46,793	$478,999	$2,587,727

Accumulation unit activity
Units outstanding at beginning of year	799,806	1,954,899	61,489	133,080	1,033,381
Contract purchase payments	46,169	83,133	2,554	4,629	38,105
Net transfers(1)	1,929	122,046	(11,365)	7,210	(64,060)
Transfers for policy loans	(1,272)	(17,195)	(1,997)	60	(17,340)
Policy charges	(23,166)	(57,592)	(989)	(4,117)	(31,373)
Contract terminations:
Surrender benefits	(31,261)	(104,077)	(810)	(4,578)	(56,066)
Death benefits	(823)	(850)	—	—	(2,352)
Units outstanding at end of year	791,382	1,980,364	48,882	136,284	900,295

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(2,940)	$5,149	$3,551	$16,449	$11,906
Net realized gain (loss) on sales of investments	29,951	(1,728)	16,203	355,008	89,198
Distributions from capital gains	41,009	8,736	12,524	522,694	42,083
Net change in unrealized appreciation or depreciation of investments	52,914	1,798	11,548	283,115	(53,539)
Net increase (decrease) in net assets resulting from operations	120,934	13,955	43,826	1,177,266	89,648

Contract transactions
Contract purchase payments	15,692	16,237	8,250	457,923	41,283
Net transfers(1)	(43,250)	5,963	14,860	(440,298)	(59,143)
Transfers for policy loans	(10,689)	(511)	(11,687)	(65,506)	(88,104)
Policy charges	(20,093)	(1,729)	(6,702)	(517,199)	(26,423)
Contract terminations:
Surrender benefits	(22,356)	(6,312)	(34,598)	(584,618)	(76,357)
Death benefits	—	—	—	(13,885)	—
Increase (decrease) from contract transactions	(80,696)	13,648	(29,877)	(1,163,583)	(208,744)
Net assets at beginning of year	462,425	150,305	275,200	10,164,179	1,280,941
Net assets at end of year	$502,663	$177,908	$289,149	$10,177,862	$1,161,845

Accumulation unit activity
Units outstanding at beginning of year	299,412	141,080	156,369	3,529,873	707,995
Contract purchase payments	8,675	14,090	4,379	148,913	21,907
Net transfers(1)	(22,740)	4,252	(1,501)	(141,677)	(29,490)
Transfers for policy loans	(5,679)	(446)	(5,061)	(22,491)	(47,454)
Policy charges	(11,074)	(1,519)	(3,455)	(167,216)	(14,127)
Contract terminations:
Surrender benefits	(11,675)	(5,781)	(14,302)	(190,772)	(40,838)
Death benefits	—	—	—	(4,534)	—
Units outstanding at end of year	256,919	151,676	136,429	3,152,096	597,993

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$7,383	$(4,115)	$(3,573)	$655	$(2,519)
Net realized gain (loss) on sales of investments	57,526	19,826	23,190	(6,403)	16,456
Distributions from capital gains	—	42,744	25,313	—	38,804
Net change in unrealized appreciation or depreciation of investments	183,142	77,207	90,611	18,069	82,951
Net increase (decrease) in net assets resulting from operations	248,051	135,662	135,541	12,321	135,692

Contract transactions
Contract purchase payments	53,266	26,804	24,962	5,167	15,782
Net transfers(1)	(71,653)	2,883	(2,153)	(26,448)	(22,363)
Transfers for policy loans	(13,471)	(20,345)	2,271	149	(7,545)
Policy charges	(28,489)	(18,657)	(17,995)	(1,004)	(19,236)
Contract terminations:
Surrender benefits	(68,159)	(82,133)	(26,716)	—	(12,707)
Death benefits	—	(2,448)	—	—	—
Increase (decrease) from contract transactions	(128,506)	(93,896)	(19,631)	(22,136)	(46,069)
Net assets at beginning of year	1,186,765	641,512	395,368	85,469	532,150
Net assets at end of year	$1,306,310	$683,278	$511,278	$75,654	$621,773

Accumulation unit activity
Units outstanding at beginning of year	896,129	451,485	172,218	99,068	194,448
Contract purchase payments	32,644	16,704	8,797	5,511	5,190
Net transfers(1)	(93,014)	4,652	(3,979)	(28,855)	(9,768)
Transfers for policy loans	(11,991)	(12,345)	746	170	(1,742)
Policy charges	(19,364)	(11,579)	(6,235)	(1,026)	(7,432)
Contract terminations:
Surrender benefits	(51,245)	(52,323)	(9,022)	—	(4,026)
Death benefits	—	(1,458)	—	—	—
Units outstanding at end of year	753,159	395,136	162,525	74,868	176,670

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(9,280)	$20,723	$(2,522)	$(508)	$(4,465)
Net realized gain (loss) on sales of investments	84,019	(136,785)	18,246	6,187	1,218
Distributions from capital gains	84,974	—	4,644	3,843	109,204
Net change in unrealized appreciation or depreciation of investments	327,793	657,888	89,335	2,903	395,382
Net increase (decrease) in net assets resulting from operations	487,506	541,826	109,703	12,425	501,339

Contract transactions
Contract purchase payments	54,062	112,390	18,368	2,409	66,248
Net transfers(1)	(26,626)	(85,273)	(20,925)	9,438	(135,198)
Transfers for policy loans	(18,976)	(3,096)	5,972	(474)	(6,962)
Policy charges	(43,467)	(70,040)	(17,561)	(2,090)	(59,605)
Contract terminations:
Surrender benefits	(68,939)	(187,874)	(38,004)	(17,954)	(108,001)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(103,946)	(233,893)	(52,150)	(8,671)	(243,518)
Net assets at beginning of year	1,132,870	1,880,788	435,226	69,514	1,932,004
Net assets at end of year	$1,516,430	$2,188,721	$492,779	$73,268	$2,189,825

Accumulation unit activity
Units outstanding at beginning of year	666,311	1,462,238	255,209	69,023	1,876,633
Contract purchase payments	25,142	71,893	9,245	2,159	56,478
Net transfers(1)	(33,281)	(54,422)	(17,947)	7,373	(115,390)
Transfers for policy loans	(8,592)	1,791	2,058	(439)	(5,996)
Policy charges	(21,108)	(45,301)	(9,083)	(1,956)	(50,620)
Contract terminations:
Surrender benefits	(27,524)	(131,986)	(21,054)	(16,178)	(91,080)
Death benefits	—	—	—	—	—
Units outstanding at end of year	600,948	1,304,213	218,428	59,982	1,670,025

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(9,456)	$49,098	$6,117	$(2,158)	$(34)
Net realized gain (loss) on sales of investments	35,073	14,725	14,942	(239)	17
Distributions from capital gains	30,080	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	283,885	127,910	10,982	88,713	708
Net increase (decrease) in net assets resulting from operations	339,582	191,733	32,041	86,316	691

Contract transactions
Contract purchase payments	65,829	97,356	17,810	49,949	1,985
Net transfers(1)	(45,512)	(170,708)	(26,441)	10,490	1,909
Transfers for policy loans	(50,755)	(4,723)	1,369	540	—
Policy charges	(43,127)	(75,901)	(12,528)	(9,612)	(251)
Contract terminations:
Surrender benefits	(135,903)	(103,752)	(30,364)	(13,014)	(73)
Death benefits	—	(7,674)	—	—	—
Increase (decrease) from contract transactions	(209,468)	(265,402)	(50,154)	38,353	3,570
Net assets at beginning of year	1,435,007	1,422,133	385,315	197,901	8,699
Net assets at end of year	$1,565,121	$1,348,464	$367,202	$322,570	$12,960

Accumulation unit activity
Units outstanding at beginning of year	622,620	549,068	318,026	132,285	9,018
Contract purchase payments	24,085	43,349	14,085	31,400	2,093
Net transfers(1)	(22,031)	(6,274)	(42,812)	(520)	1,982
Transfers for policy loans	(13,919)	413	(293)	196	—
Policy charges	(16,142)	(29,341)	(9,735)	(5,032)	(260)
Contract terminations:
Surrender benefits	(55,977)	(43,033)	(24,269)	(4,517)	—
Death benefits	—	(2,884)	—	—	—
Units outstanding at end of year	538,636	511,298	255,002	153,812	12,833

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$424	$27,337	$57	$42,819	$2,063
Net realized gain (loss) on sales of investments	60,792	(22,347)	46,431	2,647	113
Distributions from capital gains	—	—	62,927	—	—
Net change in unrealized appreciation or depreciation of investments	320,896	103,005	37,497	86,269	3,950
Net increase (decrease) in net assets resulting from operations	382,112	107,995	146,912	131,735	6,126

Contract transactions
Contract purchase payments	178,486	85,830	98,665	234,330	2,373
Net transfers(1)	(12,928)	8,698	(9,557)	(75,119)	42,949
Transfers for policy loans	(16,245)	(19,921)	14,639	28,346	(124)
Policy charges	(19,527)	(69,130)	(51,828)	(50,083)	(4,382)
Contract terminations:
Surrender benefits	(148,885)	(147,393)	(182,092)	(103,684)	(2,135)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(19,099)	(141,916)	(130,173)	33,790	38,681
Net assets at beginning of year	1,074,610	2,093,953	1,167,936	1,017,340	132,311
Net assets at end of year	$1,437,623	$2,060,032	$1,184,675	$1,182,865	$177,118

Accumulation unit activity
Units outstanding at beginning of year	639,157	1,416,597	583,863	725,335	120,005
Contract purchase payments	105,066	56,113	48,571	161,862	2,213
Net transfers(1)	(26,967)	4,897	(11,226)	(53,710)	40,773
Transfers for policy loans	(5,976)	(12,462)	3,964	21,599	(118)
Policy charges	(10,062)	(45,092)	(25,089)	(33,311)	(4,117)
Contract terminations:
Surrender benefits	(75,740)	(100,464)	(81,824)	(76,718)	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	625,478	1,319,589	518,259	745,057	158,756

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(1,735)	$25,805	$4,057	$(524)	$(614)
Net realized gain (loss) on sales of investments	404	(3,852)	9,753	330,601	12,624
Distributions from capital gains	79,364	—	—	630,068	220,950
Net change in unrealized appreciation or depreciation of investments	45,405	8,032	45,955	1,274,943	(141,786)
Net increase (decrease) in net assets resulting from operations	123,438	29,985	59,765	2,235,088	91,174

Contract transactions
Contract purchase payments	46,773	16,956	6,586	326,588	100,649
Net transfers(1)	(10,512)	(2,943)	12,628	(237,144)	(56,422)
Transfers for policy loans	111,313	(14,429)	(7,523)	(39,405)	(6,543)
Policy charges	(23,411)	(18,702)	(6,812)	(408,409)	(92,278)
Contract terminations:
Surrender benefits	(120,169)	(79,165)	(33,356)	(527,346)	(75,294)
Death benefits	—	—	—	(16,284)	—
Increase (decrease) from contract transactions	3,994	(98,283)	(28,477)	(902,000)	(129,888)
Net assets at beginning of year	868,412	525,529	239,222	8,203,820	2,182,518
Net assets at end of year	$995,844	$457,231	$270,510	$9,536,908	$2,143,804

Accumulation unit activity
Units outstanding at beginning of year	336,341	217,855	147,596	3,110,137	773,000
Contract purchase payments	16,535	6,710	3,421	108,026	36,031
Net transfers(1)	(3,967)	(1,268)	5,661	(79,109)	(18,430)
Transfers for policy loans	36,065	(6,318)	(3,623)	(11,970)	(3,004)
Policy charges	(7,988)	(7,382)	(3,540)	(134,780)	(31,851)
Contract terminations:
Surrender benefits	(40,264)	(32,411)	(16,741)	(172,264)	(25,844)
Death benefits	—	—	—	(5,750)	—
Units outstanding at end of year	336,722	177,186	132,774	2,814,290	729,902

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(1,103)	$3,904	$3,011	$(71,871)	$(129,000)
Net realized gain (loss) on sales of investments	315	29,286	(853)	604,938	2,104,052
Distributions from capital gains	456	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	986	241,458	3,868	1,752,053	1,186,756
Net increase (decrease) in net assets resulting from operations	654	274,648	6,026	2,285,120	3,161,808

Contract transactions
Contract purchase payments	5,987	116,036	26,383	1,323,233	1,015,700
Net transfers(1)	44,688	(83,845)	65,893	129,344	(931,976)
Transfers for policy loans	(1,084)	(36,692)	767	(174,342)	(88,258)
Policy charges	(2,794)	(84,702)	(1,853)	(340,810)	(427,706)
Contract terminations:
Surrender benefits	—	(138,100)	(2,582)	(275,363)	(1,414,721)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	46,797	(227,303)	88,608	662,062	(1,846,961)
Net assets at beginning of year	115,118	2,239,667	74,031	12,161,528	18,132,705
Net assets at end of year	$162,569	$2,287,012	$168,665	$15,108,710	$19,447,552

Accumulation unit activity
Units outstanding at beginning of year	120,296	959,239	87,151	8,158,055	11,858,349
Contract purchase payments	5,932	46,608	26,503	857,393	616,876
Net transfers(1)	44,811	(32,029)	66,867	317,207	(196,971)
Transfers for policy loans	(1,090)	(14,095)	775	(103,111)	(61,097)
Policy charges	(2,838)	(33,857)	(1,989)	(212,630)	(264,664)
Contract terminations:
Surrender benefits	—	(56,785)	(2,660)	(168,364)	(909,249)
Death benefits	—	—	—	—	—
Units outstanding at end of year	167,111	869,081	176,647	8,848,550	11,043,244

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(4,710)	$(6,872)	$(234)	$(425)	$(11,284)
Net realized gain (loss) on sales of investments	10,463	36,377	1,044	6,861	4,340
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	31,080	32,043	1,597	(969)	223,437
Net increase (decrease) in net assets resulting from operations	36,833	61,548	2,407	5,467	216,493

Contract transactions
Contract purchase payments	72,703	57,868	264	3,002	46,904
Net transfers(1)	(21,381)	(33,488)	8,481	(57,211)	7,929
Transfers for policy loans	(31,071)	4,063	14	—	(247)
Policy charges	(52,338)	(58,965)	(891)	(884)	(14,831)
Contract terminations:
Surrender benefits	(915)	(127,836)	(7,676)	(1)	(25)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(33,002)	(158,358)	192	(55,094)	39,730
Net assets at beginning of year	558,408	962,404	36,687	62,449	1,291,740
Net assets at end of year	$562,239	$865,594	$39,286	$12,822	$1,547,963

Accumulation unit activity
Units outstanding at beginning of year	455,720	780,830	36,025	62,138	1,303,831
Contract purchase payments	57,695	45,611	225	2,792	42,243
Net transfers(1)	(16,253)	(27,880)	7,874	(52,747)	7,145
Transfers for policy loans	(23,555)	3,134	13	—	(230)
Policy charges	(41,425)	(46,396)	(840)	(832)	(13,622)
Contract terminations:
Surrender benefits	(728)	(98,554)	(7,439)	—	—
Death benefits	—	—	—	—	—
Units outstanding at end of year	431,454	656,745	35,858	11,351	1,339,367

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(2,575)	$(167,250)	$(280,955)	$(191,041)	$(405,901)
Net realized gain (loss) on sales of investments	7,969	725,036	2,067,674	1,008,115	4,606,307
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	87,175	2,308,597	2,843,334	3,475,860	4,170,253
Net increase (decrease) in net assets resulting from operations	92,569	2,866,383	4,630,053	4,292,934	8,370,659

Contract transactions
Contract purchase payments	58,319	1,664,917	2,103,765	2,708,227	3,106,307
Net transfers(1)	241,315	434,399	(750,857)	502,910	(272,792)
Transfers for policy loans	487	(27,582)	(186,332)	(419,959)	(398,487)
Policy charges	(28,623)	(804,278)	(1,658,761)	(848,203)	(1,486,053)
Contract terminations:
Surrender benefits	(21,711)	(1,480,529)	(1,714,407)	(2,232,340)	(2,174,628)
Death benefits	—	—	(44,478)	—	—
Increase (decrease) from contract transactions	249,787	(213,073)	(2,251,070)	(289,365)	(1,225,653)
Net assets at beginning of year	622,405	23,294,652	38,287,218	28,055,184	54,692,486
Net assets at end of year	$964,761	$25,947,962	$40,666,201	$32,058,753	$61,837,492

Accumulation unit activity
Units outstanding at beginning of year	614,930	16,811,757	27,470,821	19,492,655	37,017,268
Contract purchase payments	53,364	1,140,051	1,425,067	1,793,293	1,967,940
Net transfers(1)	213,358	369,442	(446,910)	477,531	162,122
Transfers for policy loans	436	(18,078)	(128,005)	(272,066)	(261,220)
Policy charges	(26,349)	(548,116)	(1,117,958)	(553,889)	(932,052)
Contract terminations:
Surrender benefits	(20,299)	(991,743)	(1,126,100)	(1,458,261)	(1,366,139)
Death benefits	—	—	(28,829)	—	—
Units outstanding at end of year	835,440	16,763,313	26,048,086	19,479,263	36,587,919

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(18,370)	$(34,887)	$(4,252)	$28,224	$(35,809)
Net realized gain (loss) on sales of investments	134,163	499,609	74,840	(21,562)	(176,299)
Distributions from capital gains	—	—	—	36,482	956,352
Net change in unrealized appreciation or depreciation of investments	113,744	(39,215)	(29,971)	1,317,648	295,514
Net increase (decrease) in net assets resulting from operations	229,537	425,507	40,617	1,360,792	1,039,758

Contract transactions
Contract purchase payments	186,507	463,190	30,104	245,290	240,932
Net transfers(1)	(312,310)	(279,198)	(25,328)	(102,154)	(185,200)
Transfers for policy loans	(90,213)	(16,374)	(56,691)	(52,243)	(90,422)
Policy charges	(156,887)	(376,563)	(16,156)	(144,779)	(187,069)
Contract terminations:
Surrender benefits	(97,850)	(547,014)	(24,884)	(298,088)	(337,101)
Death benefits	—	—	(2,687)	(12,223)	(8,894)
Increase (decrease) from contract transactions	(470,753)	(755,959)	(95,642)	(364,197)	(567,754)
Net assets at beginning of year	2,624,113	5,049,857	731,112	4,345,709	5,750,536
Net assets at end of year	$2,382,897	$4,719,405	$676,087	$5,342,304	$6,222,540

Accumulation unit activity
Units outstanding at beginning of year	1,992,647	3,865,431	255,986	2,002,372	1,931,501
Contract purchase payments	137,950	338,975	10,744	103,423	77,472
Net transfers(1)	(220,022)	(236,565)	1,106	147,337	56,030
Transfers for policy loans	(62,675)	(12,018)	(21,659)	(23,580)	(26,403)
Policy charges	(114,560)	(274,004)	(5,960)	(59,600)	(60,935)
Contract terminations:
Surrender benefits	(70,328)	(407,012)	(10,582)	(139,018)	(106,492)
Death benefits	—	—	(874)	(4,570)	(2,492)
Units outstanding at end of year	1,663,012	3,274,807	228,761	2,026,364	1,868,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$25,067	$1,134	$(4,519)
Net realized gain (loss) on sales of investments	11,133	76,996	21,451
Distributions from capital gains	—	88,600	25,200
Net change in unrealized appreciation or depreciation of investments	208,826	27,804	149,156
Net increase (decrease) in net assets resulting from operations	245,026	194,534	191,288

Contract transactions
Contract purchase payments	54,495	67,242	38,153
Net transfers(1)	12,701	3,579	(5,428)
Transfers for policy loans	485	(3,515)	(223)
Policy charges	(30,505)	(28,512)	(21,980)
Contract terminations:
Surrender benefits	(88,837)	(95,629)	(69,720)
Death benefits	—	(2,905)	—
Increase (decrease) from contract transactions	(51,661)	(59,740)	(59,198)
Net assets at beginning of year	1,061,344	1,008,454	783,986
Net assets at end of year	$1,254,709	$1,143,248	$916,076

Accumulation unit activity
Units outstanding at beginning of year	637,860	372,963	355,323
Contract purchase payments	29,451	26,616	14,617
Net transfers(1)	6,801	22,254	11,104
Transfers for policy loans	315	(1,438)	(130)
Policy charges	(16,145)	(10,463)	(8,061)
Contract terminations:
Surrender benefits	(45,796)	(36,449)	(29,301)
Death benefits	—	(815)	—
Units outstanding at end of year	612,486	372,668	343,552

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life of NY’s fixed account.

See	accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Notes to Financial Statements

1.   ORGANIZATION

RiverSource of New York Account 8 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Department of Financial Services.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life of NY.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class 3))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3))

Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B (previously Deutsche Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	59

Division	Fund
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(1)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(2)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(3)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Division	Fund
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(2)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(3)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY serves as issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

Federal Income Taxes

RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	61

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.   VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life of NY deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D policies.

4.   POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life of NY is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse RiverSource Life of NY for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life of NY deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life of NY for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life of NY for paying premium taxes imposed by the state of New York.

Each month RiverSource Life of NY deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.   SURRENDER CHARGES

RiverSource Life of NY may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual division basis.

6.   RELATED PARTY TRANSACTIONS

RiverSource Life of NY is a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$7
AB VPS Gro & Inc, Cl B	535,825
AB VPS Intl Val, Cl B	296,693
AB VPS Lg Cap Gro, Cl B	385,684
ALPS Alerian Engy Infr, Class III	249,603
AC VP Intl, Cl I	85,536
AC VP Val, Cl I	305,836
BlackRock Global Alloc, Cl III	140,222
Calvert VP SRI Bal, Cl I	96,405
Col VP Bal, Cl 3	509,792
Col VP Disciplined Core, Cl 3	325,669
Col VP Divd Opp, Cl 3	683,141
Col VP Emer Mkts, Cl 3	508,993
Col VP Global Strategic Inc, Cl 3	191,857
Col VP Govt Money Mkt, Cl 3	735,827
Col VP Hi Yield Bond, Cl 3	301,314
Col VP Inc Opp, Cl 3	168,510
Col VP Inter Bond, Cl 3	713,885
Col VP Lg Cap Gro, Cl 3	188,281
Col VP Lg Cap Index, Cl 3	685,613
Col VP Limited Duration Cr, Cl 2	56,821
Col VP Mid Cap Gro, Cl 3	67,494
Col VP Mid Cap Val, Cl 3	98,343
Col VP Overseas Core, Cl 3	313,364
Col VP Select Lg Cap Val, Cl 3	114,156
Col VP Select Sm Cap Val, Cl 3	54,596
Col VP US Govt Mtge, Cl 3	202,776
CS Commodity Return	128,694
CTIVP BR Gl Infl Prot Sec, Cl 3	112,183
CTIVP MFS Blend Res Core Eq, Cl 3	53,964
CTIVP Vty Sycamore Estb Val, Cl 3	206,191
DWS Alt Asset Alloc VIP, Cl B	45,891
EV VT Floating-Rate Inc, Init Cl	502,710
Fid VIP Contrafund, Serv Cl 2	1,241,338
Fid VIP Gro & Inc, Serv Cl	341,599
Fid VIP Mid Cap, Serv Cl	649,272
Fid VIP Overseas, Serv Cl	81,817
Frank Global Real Est, Cl 2	206,153
Frank Inc, Cl 2	27,490
Frank Mutual Shares, Cl 2	239,221
Frank Sm Cap Val, Cl 2	572,279
GS VIT Mid Cap Val, Inst	1,125,779
GS VIT Multi-Strategy Alt, Advisor	14,164
GS VIT Sm Cap Eq Insights, Inst	100,821
GS VIT U.S. Eq Insights, Inst	608,110
Invesco VI Am Fran, Ser I	137,794
Invesco VI Bal Risk Alloc, Ser II	41,337
Invesco VI Comstock, Ser II	77,053
Invesco VI Core Eq, Ser I	915,238

Division	Purchases
Invesco VI Div Divd, Ser I	$247,563
Invesco VI Intl Gro, Ser II	121,720
Invesco VI Mid Cap Gro, Ser I	143,627
Invesco VI Tech, Ser I	171,189
Ivy VIP Asset Strategy	25,543
Janus Henderson VIT Enter, Serv	77,359
Janus Henderson VIT Gbl Tech, Serv	425,224
Janus Henderson VIT Overseas, Serv	206,769
Janus Henderson VIT Res, Serv	112,804
Lazard Ret Global Dyn MA, Serv	32,753
MFS Mass Inv Gro Stock, Serv Cl	275,209
MFS New Dis, Serv Cl	339,166
MFS Utilities, Serv Cl	160,616
MS VIF Global Real Est, Cl II	59,150
MS VIF Mid Cap Gro, Cl II	221,295
NB AMT US Eq Index PW Strat, Cl S	13,236
Oppen Global VA, Serv	489,393
Oppen Global Strategic Inc VA, Srv	318,361
Oppen Main St Sm Cap VA, Serv	406,826
PIMCO VIT All Asset, Advisor Cl	257,995
PIMCO VIT Tot Return, Advisor Cl	40,058
Put VT Global Hlth Care, Cl IB	264,233
Put VT Hi Yield, Cl IB	39,139
Put VT Intl Eq, Cl IB	73,356
Put VT Sus Leaders, Cl IA	1,306,279
Royce Micro-Cap, Invest Cl	152,532
Temp Global Bond, Cl 2	20,785
Third Ave Val	125,507
VanEck VIP Global Gold, Cl S	67,973
VP Aggr, Cl 2	2,334,524
VP Aggr, Cl 4	3,519,238
VP Conserv, Cl 2	157,614
VP Conserv, Cl 4	215,338
VP Man Vol Conserv, Cl 2	3,106
VP Man Vol Conserv Gro, Cl 2	49,706
VP Man Vol Gro, Cl 2	1,288,482
VP Man Vol Mod Gro, Cl 2	710,984
VP Mod, Cl 2	2,458,577
VP Mod, Cl 4	8,837,514
VP Mod Aggr, Cl 2	3,384,742
VP Mod Aggr, Cl 4	12,197,758
VP Mod Conserv, Cl 2	256,102
VP Mod Conserv, Cl 4	1,054,328
VP Ptnrs Sm Cap Val, Cl 3	49,112
Wanger Intl	1,238,583
Wanger USA	1,853,334
WF VT Intl Eq, Cl 2	453,427
WF VT Opp, Cl 2	193,446
WF VT Sm Cap Gro, Cl 2	421,789

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	63

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.16	$—	$—	$2.34	$0.85
0.20%	1.08	—	—	—	0.68
0.30%	1.07	1.47	1.01	1.97	0.68
0.45%	1.07	3.12	1.61	4.08	0.67
0.90%	1.05	2.58	1.43	2.34	0.66

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.27	$—	$1.55
0.20%	—	—	1.06	—	—
0.30%	—	—	1.06	1.31	1.34
0.45%	2.09	2.79	1.05	2.37	2.59
0.90%	1.26	3.08	1.03	1.64	1.75

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	1.01
0.30%	1.62	1.36	1.12	0.91	1.00
0.45%	3.73	2.82	2.25	1.12	0.97
0.90%	1.63	2.78	3.09	1.61	1.05

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$1.91
0.20%	—	—	—	—	—
0.30%	1.18	1.18	1.13	1.68	1.58
0.45%	2.43	2.18	1.52	3.80	3.43
0.90%	2.60	1.89	1.78	1.32	2.05

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.06	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.98	1.44	1.27	1.04	1.42
0.45%	0.98	3.52	3.18	1.89	3.48
0.90%	0.96	2.51	1.72	0.94	1.95

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.26	1.14	0.61	1.15	1.44
0.45%	3.40	1.21	0.68	1.40	2.92
0.90%	2.52	1.35	0.45	1.45	1.48

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.00	$—	$1.78	$—
0.20%	—	0.93	—	—	—
0.30%	1.53	0.92	1.12	1.48	—
0.45%	3.60	0.92	1.82	3.34	3.26
0.90%	2.21	0.90	1.31	1.80	2.05

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$1.22	$1.49
0.20%	—	—	—	1.06	—
0.30%	—	—	1.18	1.06	1.23
0.45%	3.07	2.03	2.35	1.05	2.40
0.90%	3.74	1.43	2.40	1.03	2.21

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1.69	$—	$0.91	$—	$—
0.20%	—	—	0.90	—	—
0.30%	1.29	1.23	0.89	—	1.63
0.45%	3.23	2.92	0.89	3.65	3.50
0.90%	3.88	3.84	0.87	2.81	2.07

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$1.16	$—	$—	$—
0.20%	—	1.09	—	—	—
0.30%	—	1.09	1.32	—	1.39
0.45%	1.89	1.08	3.11	2.46	1.84
0.90%	1.84	1.06	1.54	2.96	1.78

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	$—	$—	$—	$1.03	$—
0.20%	—	—	—	0.96	—
0.30%	1.10	1.40	1.72	0.95	—
0.45%	2.01	1.66	4.02	0.94	4.63
0.90%	1.09	1.62	2.90	0.93	2.01

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$1.92	$1.27	$—
0.20%	—	—	—	1.14	—
0.30%	2.13	0.91	1.61	1.14	1.33
0.45%	5.51	1.64	3.34	1.13	1.32
0.90%	1.76	1.39	1.88	1.11	1.30

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	65

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1.47	$—	$1.88	$0.93
0.20%	—	—	—	—	0.92
0.30%	1.36	1.26	1.14	1.48	0.92
0.45%	4.32	2.67	2.70	3.94	0.91
0.90%	2.31	4.22	1.06	2.02	0.89

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$1.66	$1.09	$1.83	$1.13	$1.11
0.20%	—	—	—	—	1.08
0.30%	1.35	1.07	1.36	1.11	1.08
0.45%	2.97	1.60	3.68	1.77	1.07
0.90%	1.71	1.45	1.88	1.42	1.05

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.52	—	1.04	—	—
0.45%	2.98	2.28	1.81	3.80	2.34
0.90%	3.00	2.58	1.70	3.27	3.00

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$1.06	$—	$0.86	$1.47	$—
0.20%	1.01	—	0.80	—	—
0.30%	1.00	—	0.80	1.27	1.27
0.45%	0.99	1.99	0.79	1.74	1.74
0.90%	0.97	2.20	0.78	1.67	1.68

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$1.16	$—	$1.09	$1.09	$1.10
0.20%	—	—	1.08	1.08	1.09
0.30%	1.12	1.13	1.07	1.08	1.08
0.45%	1.30	1.30	1.06	1.07	1.07
0.90%	1.25	1.25	1.04	1.05	1.05

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$1.10	$1.31	$—	$1.39	$—
0.20%	1.09	—	—	—	—
0.30%	1.09	1.20	1.20	1.24	1.24
0.45%	1.08	1.53	1.53	1.64	1.64
0.90%	1.06	1.47	1.47	1.58	1.58

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$1.23	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.16	1.16	1.15	1.13	1.50
0.45%	1.41	1.41	2.80	2.54	3.89
0.90%	1.35	1.36	2.72	2.60	4.04

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$1.80	$1.89
0.20%			—	—	—
0.30%			1.11	1.44	1.48
0.45%			1.75	3.56	4.21
0.90%			1.68	3.16	3.98

The following is a summary of units outstanding at December 31, 2018:
Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	—	—	—	75,125	42,017
0.20%	—	—	—	—	—
0.30%	—	273,857	445,087	12,143	166,294
0.45%	—	423,036	1,065,485	57,966	161,824
0.90%	—	124,059	218,528	146,938	211,273
Total	—	820,952	1,729,100	292,172	581,408

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	59,990	—	8,591
0.20%	—	—	—	—	—
0.30%	—	—	16,590	4,670	23,490
0.45%	130,928	522,219	274,990	54,962	710,502
0.90%	319,838	637,042	83,106	111,003	6,855,563
Total	450,766	1,159,261	434,676	170,635	7,598,146

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	75,864	1,087,281	241,291	259,025	356,557
0.45%	896,243	2,019,958	590,255	642,803	1,751,068
0.90%	12,065,220	1,251,346	263,807	320,473	711,094
Total	13,037,327	4,358,585	1,095,353	1,222,301	2,818,719

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	67

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	296,016
0.20%	—	—	—	—	—
0.30%	375,469	126,869	377,941	79,655	427,870
0.45%	508,280	185,772	1,920,482	278,136	1,216,994
0.90%	314,685	235,641	1,639,615	720,175	1,567,386
Total	1,198,434	548,282	3,938,038	1,077,966	3,508,266

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	22,109	—	—	—	—
0.20%	—	—	—	—	—
0.30%	15,202	41,760	78,062	74,460	22,882
0.45%	86,281	95,337	133,044	282,722	39,165
0.90%	246,001	79,911	53,966	4,328,156	125,109
Total	369,593	217,008	265,072	4,685,338	187,156

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	35,501	166,621	29,816	55,996	14,225
0.45%	187,333	562,042	261,049	275,494	50,338
0.90%	147,941	370,040	324,694	205,634	106,565
Total	370,775	1,098,703	615,559	537,124	171,128

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	123,587	—	166,753	—
0.20%	—	—	—	—	—
0.30%	22,724	8,368	220,691	429,734	—
0.45%	76,277	17,675	280,455	363,044	571,406
0.90%	110,871	29,683	405,314	935,964	769,152
Total	209,872	179,313	906,460	1,895,495	1,340,558

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	—	—	—	1,783	21,678
0.20%	—	—	—	—	—
0.30%	—	—	198,516	6,557	234,322
0.45%	673,828	237,208	551,856	21,473	421,138
0.90%	721,741	456,066	218,728	121,937	110,819
Total	1,395,569	693,274	969,100	151,750	787,957

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	25,020	—	235	—	—
0.20%	—	—	—	—	—
0.30%	205,846	498,892	—	—	150,589
0.45%	381,695	972,327	35,037	60,239	412,867
0.90%	133,075	406,690	9,797	71,198	282,763
Total	745,636	1,877,909	45,069	131,437	846,219

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	—	39,167	—	—	—
0.20%	—	—	—	—	—
0.30%	—	16,471	4,883	—	35,434
0.45%	136,774	15,436	26,958	334,249	286,187
0.90%	124,668	66,890	95,793	2,437,159	206,208
Total	261,442	137,964	127,634	2,771,408	527,829

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	—	—	—	15,166	—
0.20%	—	—	—	—	—
0.30%	45,780	37,101	15,422	—	—
0.45%	307,427	233,279	61,612	30,798	92,089
0.90%	345,658	87,078	95,836	47,638	78,904
Total	698,865	357,458	172,870	93,602	170,993

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	—	2,243	250	—
0.20%	—	—	—	—	—
0.30%	132,792	102,849	11,949	46,868	24,448
0.45%	117,702	607,294	41,084	17,841	830,762
0.90%	277,027	349,967	137,438	7,849	584,921
Total	527,521	1,060,110	192,714	72,808	1,440,131

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	—	82,442	—	16,810	6,898
0.20%	—	—	—	—	—
0.30%	104,701	75,894	9,618	15,240	—
0.45%	179,858	194,155	47,436	28,569	—
0.90%	189,747	107,665	155,936	136,949	2,115
Total	474,306	460,156	212,990	197,568	9,013

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	69

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	54,021	9,708	105,366	10,268	5,326
0.20%	—	—	—	—	—
0.30%	72,091	185,256	161,664	87,875	—
0.45%	167,001	653,570	87,954	181,930	61,285
0.90%	365,102	403,751	170,941	438,705	51,826
Total	658,215	1,252,285	525,925	718,778	118,437

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	23,954	—	23,133	—	—
0.45%	170,804	64,188	54,948	221,042	355,793
0.90%	112,370	99,401	19,597	2,361,652	302,017
Total	307,128	163,589	97,678	2,582,694	657,810

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	14,183	—	42,287	3,503,044	—
0.20%	—	—	—	—	—
0.30%	—	—	50,662	1,130,498	3,409,247
0.45%	47,958	452,611	61,776	1,599,034	4,182,077
0.90%	114,010	349,335	73,857	3,189,303	3,354,925
Total	176,151	801,946	228,582	9,421,879	10,946,249

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	14,105	—	—	4,393	184,229
0.20%	—	—	—	—	—
0.30%	3,598	534	1,818	—	1,015,630
0.45%	70,602	239,778	5,996	14,367	58,488
0.90%	333,731	204,625	7,034	37,006	109,295
Total	422,036	444,937	14,848	55,766	1,367,642

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	387,803	1,067,105	—	4,124,593	—
0.20%	—	—	—	—	—
0.30%	—	1,818,223	6,079,887	1,708,552	8,324,280
0.45%	750,420	5,042,966	10,531,981	4,205,988	17,751,558
0.90%	152,546	8,079,916	8,284,820	10,003,879	9,723,723
Total	1,290,769	16,008,210	24,896,688	20,043,012	35,799,561

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	32,925	—	—	—	—
0.20%	—	—	—	—	—
0.30%	90,640	319,458	42,916	641,034	435,280
0.45%	454,891	1,962,960	144,084	856,665	872,559
0.90%	1,019,609	713,250	37,970	485,331	377,706
Total	1,598,065	2,995,668	224,970	1,983,030	1,685,545

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			—	72,872	55,796
0.20%			—	—	—
0.30%			3,243	67,771	149,007
0.45%			272,162	167,936	129,921
0.90%			270,459	70,072	32,800
Total			545,864	378,651	367,524

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$85	$—	$—	$175,977	$35,657
0.20%	80	—	—	—	99
0.30%	80	401,391	447,600	23,880	112,929
0.45%	79	1,319,915	1,710,615	236,516	109,158
0.90%	78	320,503	312,624	343,723	139,628
Total	$402	$2,041,809	$2,470,839	$780,096	$397,471

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$76,098	$—	$13,319
0.20%	—	—	79	—	—
0.30%	—	—	17,623	6,132	31,568
0.45%	273,881	1,457,553	288,792	130,509	1,839,021
0.90%	402,224	1,962,569	85,516	181,595	12,021,862
Total	$676,105	$3,420,122	$468,108	$318,236	$13,905,770

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	2,028
0.30%	122,931	1,483,069	270,533	235,485	356,866
0.45%	3,342,616	5,691,755	1,325,274	720,309	1,705,789
0.90%	19,726,308	3,476,311	814,970	516,660	748,544
Total	$23,191,855	$10,651,135	$2,410,777	$1,472,454	$2,813,227

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	71

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$564,918
0.20%	—	—	—	—	—
0.30%	444,366	149,839	428,688	133,472	675,086
0.45%	1,236,440	405,284	2,911,003	1,056,549	4,170,210
0.90%	817,400	444,628	2,921,823	954,123	3,210,867
Total	$2,498,206	$999,751	$6,261,514	$2,144,144	$8,621,081

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$23,518	$—	$—	$—	$—
0.20%	77	—	—	—	—
0.30%	14,931	60,294	99,175	77,448	32,535
0.45%	84,168	335,342	423,134	533,078	136,167
0.90%	235,055	200,886	93,163	4,086,395	244,182
Total	$357,749	$596,522	$615,472	$4,696,921	$412,884

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	44,621	190,720	18,291	64,300	20,489
0.45%	636,333	677,900	177,495	385,514	147,215
0.90%	373,397	500,490	146,196	297,557	156,991
Total	$1,054,351	$1,369,110	$341,982	$747,371	$324,695

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$123,159	$—	$296,303	$—
0.20%	—	69	—	—	—
0.30%	34,751	7,802	246,220	637,310	—
0.45%	274,679	16,226	511,800	1,214,124	1,861,064
0.90%	245,518	26,700	529,731	1,687,363	1,577,880
Total	$554,948	$173,956	$1,287,751	$3,835,100	$3,438,944

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$2,271	$32,225
0.20%	—	—	—	79	—
0.30%	—	—	234,433	6,931	288,667
0.45%	2,066,094	480,425	1,294,217	22,543	1,010,534
0.90%	2,698,713	653,187	524,712	125,415	245,396
Total	$4,764,807	$1,133,612	$2,053,362	$157,239	$1,576,822

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$42,353	$—	$280	$—	$—
0.20%	—	—	68	—	—
0.30%	265,051	613,223	67	—	245,463
0.45%	1,233,627	2,836,004	31,087	219,560	1,446,625
0.90%	515,750	1,561,370	8,515	200,266	585,055
Total	$2,056,781	$5,010,597	$40,017	$419,826	$2,277,143

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$45,374	$—	$—	$—
0.20%	—	81	—	—	—
0.30%	—	17,871	6,524	—	49,150
0.45%	259,174	16,631	83,874	823,099	526,786
0.90%	229,234	70,609	147,279	7,203,283	366,668
Total	$488,408	$150,566	$237,677	$8,026,382	$942,604

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	$—	$—	$—	$15,627	$—
0.20%	—	—	—	71	—
0.30%	50,257	51,827	26,518	71	—
0.45%	616,750	388,245	247,655	29,084	426,142
0.90%	376,045	140,356	277,855	44,075	158,937
Total	$1,043,052	$580,428	$552,028	$88,928	$585,079

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$4,491	$411	$—
0.20%	—	—	—	85	—
0.30%	282,426	93,412	19,191	53,386	32,425
0.45%	647,813	994,171	137,033	20,184	1,095,688
0.90%	488,690	487,979	258,201	8,702	758,496
Total	$1,418,929	$1,575,562	$418,916	$82,768	$1,886,609

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$121,141	$—	$31,519	$6,482
0.20%	—	—	—	—	69
0.30%	142,338	95,967	11,007	22,513	69
0.45%	776,686	518,283	128,142	112,469	73
0.90%	438,457	454,783	164,913	275,661	1,954
Total	$1,357,481	$1,190,174	$304,062	$442,162	$8,647

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	73

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$89,528	$10,551	$192,375	$11,562	$8,153
0.20%	—	—	—	—	2,147
0.30%	97,656	198,840	219,257	97,903	2,136
0.45%	495,240	1,047,531	323,611	322,055	65,614
0.90%	624,844	586,670	321,405	623,968	54,342
Total	$1,307,268	$1,843,592	$1,056,648	$1,055,488	$132,392

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	36,355	—	24,086	—	—
0.45%	508,279	146,391	99,567	840,530	833,891
0.90%	337,310	256,754	33,332	7,727,681	905,769
Total	$881,944	$403,145	$156,985	$8,568,211	$1,739,660

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$15,075	$—	$36,195	$5,141,080	$—
0.20%	75	—	107	—	—
0.30%	75	—	40,367	1,439,970	4,341,007
0.45%	47,670	901,851	48,884	2,785,119	7,292,845
0.90%	111,034	767,823	57,262	5,339,250	5,622,688
Total	$173,929	$1,669,674	$182,815	$14,705,419	$17,256,540

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$16,425	$—	$21	$4,806	$201,953
0.20%	—	—	21	21	21
0.30%	4,068	622	1,967	21	1,098,405
0.45%	91,587	311,067	6,375	15,391	62,825
0.90%	416,122	255,359	7,332	38,782	115,160
Total	$528,202	$567,048	$15,716	$59,021	$1,478,364

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$426,790	$1,399,075	$—	$5,721,998	$—
0.20%	21	—	—	—	—
0.30%	21	2,183,836	7,300,626	2,112,194	10,288,200
0.45%	809,229	7,727,250	16,158,430	6,897,669	29,146,422
0.90%	161,157	11,898,053	12,215,521	15,766,959	15,343,533
Total	$1,397,218	$23,208,214	$35,674,577	$30,498,820	$54,778,155

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$40,636	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	105,452	371,826	49,353	726,712	654,310
0.45%	640,873	2,771,569	402,744	2,173,116	3,394,860
0.90%	1,381,147	968,108	103,292	1,260,471	1,524,877
Total	$2,168,108	$4,111,503	$555,389	$4,160,299	$5,574,047

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$131,178	$105,452
0.20%			—	—	—
0.30%			3,607	97,463	219,970
0.45%			476,915	597,790	547,094
0.90%			453,425	221,439	130,532
Total			$933,947	$1,047,870	$1,003,048

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2018	—	$1.16	to	$1.05	$0	1.60%	0.00%	to	0.90%	(7.35%)	to	(8.18%)
2017	—	$1.26	to	$1.14	$0	1.80%	0.00%	to	0.90%	14.32%	to	13.30%
2016	—	$1.10	to	$1.00	$0	0.59%	0.00%	to	0.90%	3.38%	to	2.44%
2015	—	$1.06	to	$0.98	$0	0.64%	0.00%	to	0.90%	(1.30%)	to	(2.20%)
2014	—	$1.08	to	$1.00	$0	0.62%	0.00%	to	0.90%	4.20%	to	(0.43	%)(5)
AB VPS Gro & Inc, Cl B
2018	821	$1.47	to	$2.58	$2,042	0.76%	0.30%	to	0.90%	(6.13%)	to	(6.69%)
2017	1,068	$1.56	to	$2.77	$2,629	1.26%	0.30%	to	0.90%	18.24%	to	17.54%
2016	1,099	$1.32	to	$2.36	$2,278	0.84%	0.30%	to	0.90%	10.74%	to	10.08%
2015	1,232	$1.19	to	$2.14	$2,361	1.20%	0.30%	to	0.90%	1.12%	to	0.52%
2014	1,103	$1.18	to	$2.13	$2,286	1.14%	0.30%	to	0.90%	8.96%	to	8.31%
AB VPS Intl Val, Cl B
2018	1,729	$1.01	to	$1.43	$2,471	1.09%	0.30%	to	0.90%	(23.21%)	to	(23.67%)
2017	1,792	$1.31	to	$1.88	$3,343	1.91%	0.30%	to	0.90%	24.72%	to	23.98%
2016	2,012	$1.05	to	$1.51	$3,061	1.11%	0.30%	to	0.90%	(1.09%)	to	(1.69%)
2015	2,089	$1.06	to	$1.54	$3,229	2.27%	0.30%	to	0.90%	2.09%	to	1.48%
2014	2,062	$1.04	to	$1.52	$3,164	3.34%	0.30%	to	0.90%	(6.74%)	to	(7.30%)
AB VPS Lg Cap Gro, Cl B
2018	292	$2.34	to	$2.34	$780	—	0.00%	to	0.90%	2.32%	to	1.40%
2017	261	$2.29	to	$2.31	$671	—	0.00%	to	0.90%	31.67%	to	30.50%
2016	136	$1.74	to	$1.77	$282	—	0.00%	to	0.90%	2.35%	to	1.44%
2015	155	$1.70	to	$1.74	$311	—	0.00%	to	0.90%	10.85%	to	9.86%
2014	75	$1.53	to	$1.59	$137	—	0.00%	to	0.90%	13.84%	to	12.82%
ALPS Alerian Engy Infr, Class III
2018	581	$0.85	to	$0.66	$397	2.09%	0.00%	to	0.90%	(18.95%)	to	(19.68%)
2017	517	$1.05	to	$0.82	$437	1.93%	0.00%	to	0.90%	(0.84%)	to	(1.73%)
2016	568	$1.06	to	$0.84	$482	2.51%	0.00%	to	0.90%	40.79%	to	39.54%
2015	373	$0.75	to	$0.60	$227	0.96%	0.00%	to	0.90%	(37.92%)	to	(38.48%)
2014	144	$1.21	to	$0.98	$141	0.47%	0.00%	to	0.90%	11.91%	to	(5.82	%)(5)
AC VP Intl, Cl I
2018	451	$2.09	to	$1.26	$676	1.27%	0.45%	to	0.90%	(15.60%)	to	(15.98%)
2017	459	$2.48	to	$1.50	$824	0.86%	0.45%	to	0.90%	30.62%	to	30.03%
2016	489	$1.90	to	$1.15	$667	1.09%	0.45%	to	0.90%	(5.92%)	to	(6.34%)
2015	545	$2.02	to	$1.23	$792	0.38%	0.45%	to	0.90%	0.31%	to	(0.14%)
2014	594	$2.01	to	$1.23	$868	1.69%	0.45%	to	0.90%	(5.93%)	to	(6.35%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Val, Cl I
2018	1,159	$2.79	to	$3.08	$3,420	1.64%	0.45%	to	0.90%	(9.56%)		to	(9.97%)
2017	1,310	$3.09	to	$3.42	$4,296	1.66%	0.45%	to	0.90%	8.26%		to	7.77%
2016	1,361	$2.85	to	$3.17	$4,138	1.75%	0.45%	to	0.90%	19.94%		to	19.40%
2015	1,469	$2.38	to	$2.66	$3,740	2.14%	0.45%	to	0.90%	(4.32%)		to	(4.75%)
2014	1,587	$2.48	to	$2.79	$4,233	1.54%	0.45%	to	0.90%	12.57%		to	12.07%
BlackRock Global Alloc, Cl III
2018	435	$1.27	to	$1.03	$468	0.86%	0.00%	to	0.90%	(7.58%)		to	(8.41%)
2017	471	$1.37	to	$1.12	$547	1.51%	0.00%	to	0.90%	13.71%		to	12.69%
2016	337	$1.21	to	$1.00	$347	0.67%	0.00%	to	0.90%	3.81%		to	2.88%
2015	505	$1.16	to	$0.97	$523	1.24%	0.00%	to	0.90%	(1.00%)		to	(1.89%)
2014	253	$1.17	to	$0.99	$278	4.70%	0.00%	to	0.90%	1.93%		to	(2.06	%)(5)
Calvert VP SRI Bal, Cl I
2018	171	$1.31	to	$1.64	$318	1.65%	0.30%	to	0.90%	(2.96%)		to	(3.55%)
2017	181	$1.35	to	$1.70	$356	1.77%	0.30%	to	0.90%	11.67%		to	10.99%
2016	215	$1.21	to	$1.53	$378	1.78%	0.30%	to	0.90%	7.54%		to	6.89%
2015	253	$1.13	to	$1.43	$409	0.11%	0.30%	to	0.90%	(2.48%)		to	(3.07%)
2014	287	$1.16	to	$1.47	$466	1.64%	0.30%	to	0.90%	9.34%		to	8.68%
Col VP Bal, Cl 3
2018	7,598	$1.55	to	$1.75	$13,906	—	0.00%	to	0.90%	(5.89%)		to	(6.74%)
2017	8,419	$1.65	to	$1.88	$16,544	—	0.00%	to	0.90%	14.52%		to	13.49%
2016	9,270	$1.44	to	$1.66	$15,984	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	9,546	$1.35	to	$1.57	$15,448	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	9,998	$1.33	to	$1.56	$16,006	—	0.00%	to	0.90%	10.13%		to	9.14%
Col VP Disciplined Core, Cl 3
2018	13,037	$1.62	to	$1.63	$23,192	—	0.30%	to	0.90%	(4.03%)		to	(4.61%)
2017	14,208	$1.69	to	$1.71	$26,443	—	0.30%	to	0.90%	23.85%		to	23.11%
2016	15,578	$1.36	to	$1.39	$23,421	—	0.30%	to	0.90%	7.61%		to	6.96%
2015	17,119	$1.27	to	$1.30	$24,113	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	18,336	$1.26	to	$1.30	$25,704	—	0.30%	to	0.90%	14.88%		to	14.19%
Col VP Divd Opp, Cl 3
2018	4,359	$1.36	to	$2.78	$10,651	—	0.30%	to	0.90%	(6.15%)		to	(6.72%)
2017	4,610	$1.45	to	$2.98	$12,263	—	0.30%	to	0.90%	13.94%		to	13.26%
2016	4,787	$1.28	to	$2.63	$11,643	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	5,165	$1.13	to	$2.34	$11,356	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	5,647	$1.16	to	$2.43	$13,274	—	0.30%	to	0.90%	9.58%		to	8.92%
Col VP Emer Mkts, Cl 3
2018	1,095	$1.12	to	$3.09	$2,411	0.45%	0.30%	to	0.90%	(21.81%)		to	(22.29%)
2017	1,072	$1.43	to	$3.97	$3,158	0.09%	0.30%	to	0.90%	46.62%		to	45.74%
2016	1,102	$0.98	to	$2.73	$2,349	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	1,125	$0.93	to	$2.62	$2,387	0.13%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	1,076	$1.03	to	$2.91	$2,692	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
Col VP Global Strategic Inc, Cl 3
2018	1,222	$0.91	to	$1.61	$1,472	4.26%	0.30%	to	0.90%	(5.62%)		to	(6.19%)
2017	1,345	$0.96	to	$1.72	$1,728	—	0.30%	to	0.90%	5.46%		to	4.83%
2016	1,347	$0.91	to	$1.64	$1,726	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	1,358	$0.93	to	$1.67	$1,824	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	1,326	$0.99	to	$1.80	$2,083	—	0.30%	to	0.90%	0.50%		to	(0.12%)
Col VP Govt Money Mkt, Cl 3
2018	2,819	$1.01	to	$1.05	$2,813	1.37%	0.20%	to	0.90%	1.17%		to	0.47%
2017	2,860	$1.00	to	$1.05	$2,846	0.29%	0.20%	to	0.90%	0.17	%(7)	to	(0.60%)
2016	2,997	$0.99	to	$1.05	$3,018	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	2,865	$0.99	to	$1.06	$2,906	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	3,025	$1.00	to	$1.07	$3,124	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Hi Yield Bond, Cl 3
2018	1,198	$1.18	to	$2.60	$2,498	5.52%	0.30%	to	0.90%	(4.29%)	to	(4.86%)
2017	1,495	$1.24	to	$2.73	$3,095	5.35%	0.30%	to	0.90%	6.09%	to	5.45%
2016	1,508	$1.17	to	$2.59	$3,130	5.98%	0.30%	to	0.90%	11.39%	to	10.72%
2015	1,583	$1.05	to	$2.34	$2,978	6.06%	0.30%	to	0.90%	(1.43%)	to	(2.03%)
2014	1,452	$1.06	to	$2.39	$3,162	6.08%	0.30%	to	0.90%	3.31%	to	2.68%
Col VP Inc Opp, Cl 3
2018	548	$1.18	to	$1.89	$1,000	4.74%	0.30%	to	0.90%	(4.15%)	to	(4.73%)
2017	587	$1.23	to	$1.98	$1,116	6.06%	0.30%	to	0.90%	6.07%	to	5.43%
2016	640	$1.16	to	$1.88	$1,171	11.56%	0.30%	to	0.90%	10.53%	to	9.86%
2015	434	$1.05	to	$1.71	$745	9.19%	0.30%	to	0.90%	(1.32%)	to	(1.91%)
2014	469	$1.07	to	$1.74	$815	—	0.30%	to	0.90%	3.46%	to	2.83%
Col VP Inter Bond, Cl 3
2018	3,938	$1.13	to	$1.78	$6,262	2.26%	0.30%	to	0.90%	(0.03%)	to	(0.64%)
2017	4,697	$1.13	to	$1.79	$7,438	2.68%	0.30%	to	0.90%	3.42%	to	2.80%
2016	5,072	$1.10	to	$1.74	$7,912	1.65%	0.30%	to	0.90%	4.23%	to	3.60%
2015	5,055	$1.05	to	$1.68	$7,663	1.32%	0.30%	to	0.90%	(0.13%)	to	(0.74%)
2014	5,141	$1.05	to	$1.70	$8,198	2.59%	0.30%	to	0.90%	5.01%	to	4.37%
Col VP Lg Cap Gro, Cl 3
2018	1,078	$1.68	to	$1.32	$2,144	—	0.30%	to	0.90%	(4.38%)	to	(4.96%)
2017	1,181	$1.75	to	$1.39	$2,381	—	0.30%	to	0.90%	27.56%	to	26.80%
2016	1,451	$1.37	to	$1.10	$2,150	—	0.30%	to	0.90%	0.87%	to	0.26%
2015	1,591	$1.36	to	$1.10	$2,268	—	0.30%	to	0.90%	8.68%	to	8.02%
2014	1,613	$1.25	to	$1.02	$2,075	—	0.30%	to	0.90%	13.70%	to	13.01%
Col VP Lg Cap Index, Cl 3
2018	3,508	$1.91	to	$2.05	$8,621	—	0.00%	to	0.90%	(4.81%)	to	(5.67%)
2017	3,792	$2.00	to	$2.17	$9,690	—	0.00%	to	0.90%	21.29%	to	20.20%
2016	3,910	$1.65	to	$1.81	$7,877	—	0.00%	to	0.90%	11.51%	to	10.50%
2015	3,491	$1.48	to	$1.63	$6,424	—	0.00%	to	0.90%	0.86%	to	(0.05%)
2014	3,367	$1.47	to	$1.64	$6,328	—	0.00%	to	0.90%	13.21%	to	12.19%
Col VP Limited Duration Cr, Cl 2
2018	370	$1.06	to	$0.96	$358	1.55%	0.00%	to	0.90%	(0.02%)	to	(0.92%)
2017	534	$1.06	to	$0.96	$524	2.22%	0.00%	to	0.90%	1.80%	to	0.89%
2016	390	$1.04	to	$0.96	$379	3.61%	0.00%	to	0.90%	5.28%	to	4.33%
2015	302	$0.99	to	$0.92	$281	6.93%	0.00%	to	0.90%	(2.49%)	to	(3.37%)
2014	33	$1.02	to	$0.95	$33	0.30%	0.00%	to	0.90%	0.31%	to	(1.92	%)(5)
Col VP Mid Cap Gro, Cl 3
2018	217	$1.44	to	$2.51	$597	—	0.30%	to	0.90%	(5.14%)	to	(5.71%)
2017	217	$1.52	to	$2.67	$636	—	0.30%	to	0.90%	22.42%	to	21.69%
2016	247	$1.24	to	$2.19	$574	—	0.30%	to	0.90%	1.86%	to	1.24%
2015	217	$1.22	to	$2.16	$533	—	0.30%	to	0.90%	5.18%	to	4.54%
2014	225	$1.16	to	$2.07	$517	—	0.30%	to	0.90%	6.96%	to	6.32%
Col VP Mid Cap Val, Cl 3
2018	265	$1.27	to	$1.72	$615	—	0.30%	to	0.90%	(13.67%)	to	(14.18%)
2017	284	$1.47	to	$2.01	$730	—	0.30%	to	0.90%	13.05%	to	12.37%
2016	369	$1.30	to	$1.79	$708	—	0.30%	to	0.90%	13.66%	to	12.98%
2015	350	$1.15	to	$1.58	$597	—	0.30%	to	0.90%	(5.24%)	to	(5.82%)
2014	376	$1.21	to	$1.68	$688	—	0.30%	to	0.90%	11.84%	to	11.16%
Col VP Overseas Core, Cl 3
2018	4,685	$1.04	to	$0.94	$4,697	2.66%	0.30%	to	0.90%	(16.95%)	to	(17.45%)
2017	5,039	$1.25	to	$1.14	$6,104	1.97%	0.30%	to	0.90%	26.99%	to	26.23%
2016	5,598	$0.99	to	$0.91	$5,343	1.50%	0.30%	to	0.90%	(6.38%)	to	(6.95%)
2015	6,184	$1.05	to	$0.97	$6,304	0.92%	0.30%	to	0.90%	4.72%	to	4.09%
2014	6,516	$1.01	to	$0.94	$6,318	1.76%	0.30%	to	0.90%	(8.83%)	to	(9.38%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2018	187	$1.42	to	$1.95	$413	—	0.30%	to	0.90%	(12.57%)	to	(13.10%)
2017	177	$1.63	to	$2.25	$434	—	0.30%	to	0.90%	20.44%	to	19.73%
2016	196	$1.35	to	$1.88	$459	—	0.30%	to	0.90%	19.46%	to	18.74%
2015	198	$1.13	to	$1.58	$393	—	0.30%	to	0.90%	(5.31%)	to	(5.88%)
2014	216	$1.19	to	$1.68	$455	—	0.30%	to	0.90%	11.05%	to	10.38%
Col VP Select Sm Cap Val, Cl 3
2018	371	$1.26	to	$2.52	$1,054	—	0.30%	to	0.90%	(12.96%)	to	(13.48%)
2017	396	$1.44	to	$2.92	$1,302	—	0.30%	to	0.90%	11.86%	to	11.20%
2016	383	$1.29	to	$2.62	$1,152	—	0.30%	to	0.90%	13.49%	to	12.81%
2015	419	$1.14	to	$2.32	$1,098	—	0.30%	to	0.90%	(3.52%)	to	(4.10%)
2014	453	$1.18	to	$2.42	$1,227	—	0.30%	to	0.90%	5.66%	to	5.03%
Col VP US Govt Mtge, Cl 3
2018	1,099	$1.14	to	$1.35	$1,369	2.85%	0.30%	to	0.90%	1.41%	to	0.80%
2017	1,260	$1.13	to	$1.34	$1,551	2.76%	0.30%	to	0.90%	2.91%	to	2.29%
2016	1,358	$1.10	to	$1.31	$1,638	2.77%	0.30%	to	0.90%	2.27%	to	1.66%
2015	1,431	$1.07	to	$1.29	$1,705	2.84%	0.30%	to	0.90%	0.91%	to	0.30%
2014	1,584	$1.06	to	$1.29	$1,930	1.81%	0.30%	to	0.90%	5.47%	to	4.83%
CS Commodity Return
2018	616	$0.61	to	$0.45	$342	2.55%	0.30%	to	0.90%	(11.92%)	to	(12.46%)
2017	620	$0.70	to	$0.51	$378	9.33%	0.30%	to	0.90%	1.21%	to	0.61%
2016	596	$0.69	to	$0.51	$341	—	0.30%	to	0.90%	11.69%	to	11.02%
2015	626	$0.62	to	$0.46	$324	—	0.30%	to	0.90%	(25.32%)	to	(25.77%)
2014	702	$0.83	to	$0.62	$483	—	0.30%	to	0.90%	(17.26%)	to	(17.76%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	537	$1.15	to	$1.45	$747	—	0.30%	to	0.90%	(0.81%)	to	(1.41%)
2017	566	$1.16	to	$1.47	$799	2.32%	0.30%	to	0.90%	2.24%	to	1.63%
2016	576	$1.13	to	$1.44	$804	—	0.30%	to	0.90%	8.18%	to	7.52%
2015	538	$1.05	to	$1.34	$706	36.81%	0.30%	to	0.90%	(1.79%)	to	(2.38%)
2014	576	$1.07	to	$1.37	$776	—	0.30%	to	0.90%	8.27%	to	7.61%
CTIVP MFS Blend Res Core Eq, Cl 3
2018	171	$1.44	to	$1.48	$325	—	0.30%	to	0.90%	(8.36%)	to	(8.91%)
2017	207	$1.57	to	$1.62	$419	—	0.30%	to	0.90%	19.91%	to	19.20%
2016	250	$1.31	to	$1.36	$390	—	0.30%	to	0.90%	9.36%	to	8.70%
2015	268	$1.20	to	$1.25	$364	—	0.30%	to	0.90%	0.16%	to	(0.45%)
2014	275	$1.20	to	$1.26	$372	—	0.30%	to	0.90%	11.42%	to	10.75%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	210	$1.53	to	$2.21	$555	—	0.30%	to	0.90%	(10.37%)	to	(10.91%)
2017	165	$1.71	to	$2.49	$492	—	0.30%	to	0.90%	15.38%	to	14.69%
2016	142	$1.48	to	$2.17	$350	—	0.30%	to	0.90%	20.28%	to	19.55%
2015	90	$1.23	to	$1.81	$189	—	0.30%	to	0.90%	(0.13%)	to	(0.74%)
2014	64	$1.23	to	$1.83	$134	—	0.30%	to	0.90%	11.69%	to	11.02%
DWS Alt Asset Alloc VIP, Cl B
2018	179	$1.00	to	$0.90	$174	1.73%	0.00%	to	0.90%	(9.35%)	to	(10.16%)
2017	150	$1.10	to	$1.00	$161	1.85%	0.00%	to	0.90%	7.01%	to	6.05%
2016	123	$1.03	to	$0.94	$122	2.15%	0.00%	to	0.90%	4.99%	to	4.05%
2015	159	$0.98	to	$0.91	$149	2.21%	0.00%	to	0.90%	(6.54%)	to	(7.38%)
2014	45	$1.05	to	$0.98	$45	0.49%	0.00%	to	0.90%	3.24%	to	(2.90	%)(5)
EV VT Floating-Rate Inc, Init Cl
2018	906	$1.12	to	$1.31	$1,288	3.75%	0.30%	to	0.90%	(0.37%)	to	(0.97%)
2017	781	$1.12	to	$1.32	$1,132	3.26%	0.30%	to	0.90%	3.11%	to	2.49%
2016	760	$1.09	to	$1.29	$1,090	3.49%	0.30%	to	0.90%	8.62%	to	7.97%
2015	781	$1.00	to	$1.19	$1,032	3.33%	0.30%	to	0.90%	(1.28%)	to	(1.88%)
2014	861	$1.01	to	$1.22	$1,133	3.15%	0.30%	to	0.90%	0.27%	to	(0.33%)

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Contrafund, Serv Cl 2
2018	1,895	$1.78	to	$1.80	$3,835	0.44%	0.00%	to	0.90%	(6.64%)	to	(7.48%)
2017	1,893	$1.90	to	$1.95	$4,188	0.78%	0.00%	to	0.90%	21.59%	to	20.50%
2016	2,120	$1.57	to	$1.62	$3,802	0.59%	0.00%	to	0.90%	7.73%	to	6.77%
2015	2,431	$1.45	to	$1.51	$4,110	0.81%	0.00%	to	0.90%	0.42%	to	(0.48%)
2014	2,452	$1.45	to	$1.52	$4,138	0.74%	0.00%	to	0.90%	11.65%	to	10.65%
Fid VIP Gro & Inc, Serv Cl
2018	1,341	$3.26	to	$2.05	$3,439	0.25%	0.45%	to	0.90%	(9.48%)	to	(9.89%)
2017	1,456	$3.60	to	$2.28	$4,110	1.17%	0.45%	to	0.90%	16.25%	to	15.73%
2016	1,603	$3.10	to	$1.97	$3,912	1.61%	0.45%	to	0.90%	15.43%	to	14.91%
2015	1,850	$2.68	to	$1.71	$3,900	1.98%	0.45%	to	0.90%	(2.79%)	to	(3.23%)
2014	1,970	$2.76	to	$1.77	$4,280	1.65%	0.45%	to	0.90%	9.89%	to	9.40%
Fid VIP Mid Cap, Serv Cl
2018	1,396	$3.07	to	$3.74	$4,765	0.54%	0.45%	to	0.90%	(15.02%)	to	(15.41%)
2017	1,574	$3.61	to	$4.42	$6,341	0.61%	0.45%	to	0.90%	20.16%	to	19.62%
2016	1,765	$3.00	to	$3.69	$5,916	0.41%	0.45%	to	0.90%	11.61%	to	11.11%
2015	2,037	$2.69	to	$3.33	$6,143	0.39%	0.45%	to	0.90%	(1.94%)	to	(2.38%)
2014	2,206	$2.74	to	$3.41	$6,798	0.16%	0.45%	to	0.90%	5.72%	to	5.25%
Fid VIP Overseas, Serv Cl
2018	693	$2.03	to	$1.43	$1,134	1.43%	0.45%	to	0.90%	(15.27%)	to	(15.65%)
2017	738	$2.39	to	$1.70	$1,440	1.32%	0.45%	to	0.90%	29.52%	to	28.94%
2016	806	$1.85	to	$1.32	$1,215	1.36%	0.45%	to	0.90%	(5.55%)	to	(5.97%)
2015	829	$1.95	to	$1.40	$1,329	1.31%	0.45%	to	0.90%	3.03%	to	2.56%
2014	846	$1.90	to	$1.37	$1,308	1.23%	0.45%	to	0.90%	(8.57%)	to	(8.98%)
Frank Global Real Est, Cl 2
2018	969	$1.18	to	$2.40	$2,053	2.65%	0.30%	to	0.90%	(7.05%)	to	(7.61%)
2017	1,054	$1.27	to	$2.60	$2,420	3.14%	0.30%	to	0.90%	10.14%	to	9.49%
2016	1,133	$1.15	to	$2.37	$2,408	1.20%	0.30%	to	0.90%	0.24%	to	(0.36%)
2015	1,195	$1.15	to	$2.38	$2,562	3.24%	0.30%	to	0.90%	0.27%	to	(0.33%)
2014	1,223	$1.15	to	$2.39	$2,784	0.45%	0.30%	to	0.90%	14.66%	to	13.98%
Frank Inc, Cl 2
2018	152	$1.22	to	$1.03	$157	4.66%	0.00%	to	0.90%	(4.30%)	to	(5.17%)
2017	155	$1.28	to	$1.08	$168	4.10%	0.00%	to	0.90%	9.67%	to	8.69%
2016	149	$1.17	to	$1.00	$149	4.94%	0.00%	to	0.90%	14.02%	to	13.00%
2015	97	$1.02	to	$0.88	$86	4.61%	0.00%	to	0.90%	(7.05%)	to	(7.89%)
2014	116	$1.10	to	$0.96	$112	0.02%	0.00%	to	0.90%	4.62%	to	(5.08	%)(5)
Frank Mutual Shares, Cl 2
2018	788	$1.49	to	$2.21	$1,577	2.40%	0.00%	to	0.90%	(9.07%)	to	(9.89%)
2017	802	$1.63	to	$2.46	$1,763	2.26%	0.00%	to	0.90%	8.35%	to	7.38%
2016	775	$1.51	to	$2.29	$1,712	1.98%	0.00%	to	0.90%	16.06%	to	15.02%
2015	899	$1.30	to	$1.99	$1,729	3.02%	0.00%	to	0.90%	(4.94%)	to	(5.79%)
2014	919	$1.37	to	$2.11	$1,924	1.98%	0.00%	to	0.90%	7.12%	to	6.16%
Frank Sm Cap Val, Cl 2
2018	746	$1.69	to	$3.88	$2,057	0.89%	0.00%	to	0.90%	(12.88%)	to	(13.66%)
2017	791	$1.94	to	$4.49	$2,560	0.52%	0.00%	to	0.90%	10.65%	to	9.66%
2016	800	$1.76	to	$4.09	$2,522	0.81%	0.00%	to	0.90%	30.19%	to	29.02%
2015	850	$1.35	to	$3.17	$2,134	0.64%	0.00%	to	0.90%	(7.39%)	to	(8.22%)
2014	839	$1.46	to	$3.46	$2,540	0.62%	0.00%	to	0.90%	0.57%	to	(0.33%)
GS VIT Mid Cap Val, Inst
2018	1,878	$1.23	to	$3.84	$5,011	1.31%	0.30%	to	0.90%	(10.73%)	to	(11.27%)
2017	1,980	$1.38	to	$4.33	$6,052	0.73%	0.30%	to	0.90%	10.74%	to	10.08%
2016	1,955	$1.24	to	$3.93	$5,944	1.36%	0.30%	to	0.90%	13.19%	to	12.52%
2015	2,085	$1.10	to	$3.49	$5,805	0.40%	0.30%	to	0.90%	(9.36%)	to	(9.90%)
2014	1,997	$1.21	to	$3.88	$6,716	0.98%	0.30%	to	0.90%	13.23%	to	12.55%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Multi-Strategy Alt, Advisor
2018	45	$0.91	to	$0.87	$40	2.17%	0.00%	to	0.90%	(7.09%)		to	(7.93%)
2017	49	$0.97	to	$0.94	$47	1.73%	0.00%	to	0.90%	5.14%		to	4.20%
2016	61	$0.93	to	$0.91	$56	0.91%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	35	$0.92	to	$0.91	$32	2.67%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	19	$0.97	to	$0.97	$19	7.20%	0.00%	to	0.90%	(2.82	%)(5)	to	(3.26	%)(5)
GS VIT Sm Cap Eq Insights, Inst
2018	131	$3.65	to	$2.81	$420	0.47%	0.45%	to	0.90%	(9.03%)		to	(9.45%)
2017	136	$4.01	to	$3.10	$479	0.58%	0.45%	to	0.90%	11.07%		to	10.57%
2016	133	$3.61	to	$2.81	$423	1.18%	0.45%	to	0.90%	22.65%		to	22.10%
2015	147	$2.94	to	$2.30	$378	0.29%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	156	$3.01	to	$2.36	$411	0.77%	0.45%	to	0.90%	6.45%		to	5.97%
GS VIT U.S. Eq Insights, Inst
2018	846	$1.63	to	$2.07	$2,277	1.22%	0.30%	to	0.90%	(6.48%)		to	(7.04%)
2017	900	$1.74	to	$2.23	$2,588	1.36%	0.30%	to	0.90%	23.70%		to	22.96%
2016	1,033	$1.41	to	$1.81	$2,375	1.31%	0.30%	to	0.90%	10.40%		to	9.74%
2015	1,109	$1.28	to	$1.65	$2,300	1.35%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	1,220	$1.28	to	$1.67	$2,416	1.44%	0.30%	to	0.90%	16.02%		to	15.32%
Invesco VI Am Fran, Ser I
2018	261	$1.89	to	$1.84	$488	—	0.45%	to	0.90%	(4.06%)		to	(4.49%)
2017	257	$1.98	to	$1.93	$503	0.08%	0.45%	to	0.90%	26.77%		to	26.20%
2016	299	$1.56	to	$1.53	$462	—	0.45%	to	0.90%	1.81%		to	1.35%
2015	349	$1.53	to	$1.51	$531	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	426	$1.46	to	$1.45	$619	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
Invesco VI Bal Risk Alloc, Ser II
2018	138	$1.16	to	$1.06	$151	1.26%	0.00%	to	0.90%	(6.71%)		to	(7.55%)
2017	152	$1.24	to	$1.14	$178	3.88%	0.00%	to	0.90%	9.83%		to	8.85%
2016	141	$1.13	to	$1.05	$150	0.22%	0.00%	to	0.90%	11.51%		to	10.52%
2015	101	$1.01	to	$0.95	$98	5.03%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	12	$1.06	to	$1.00	$13	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(5)
Invesco VI Comstock, Ser II
2018	128	$1.32	to	$1.54	$238	1.42%	0.30%	to	0.90%	(12.63%)		to	(13.16%)
2017	136	$1.51	to	$1.77	$289	2.03%	0.30%	to	0.90%	17.22%		to	16.52%
2016	156	$1.28	to	$1.52	$275	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	199	$1.10	to	$1.31	$294	1.66%	0.30%	to	0.90%	(6.48%)		to	(7.03%)
2014	210	$1.18	to	$1.41	$321	1.20%	0.30%	to	0.90%	8.77%		to	8.12%
Invesco VI Core Eq, Ser I
2018	2,771	$2.46	to	$2.96	$8,026	0.88%	0.45%	to	0.90%	(9.80%)		to	(10.21%)
2017	3,152	$2.73	to	$3.29	$10,178	1.02%	0.45%	to	0.90%	12.67%		to	12.16%
2016	3,530	$2.42	to	$2.93	$10,164	0.75%	0.45%	to	0.90%	9.77%		to	9.28%
2015	3,930	$2.21	to	$2.69	$10,319	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.62%)
2014	4,278	$2.35	to	$2.88	$12,048	0.85%	0.45%	to	0.90%	7.66%		to	7.18%
Invesco VI Div Divd, Ser I
2018	528	$1.39	to	$1.78	$943	2.28%	0.30%	to	0.90%	(7.85%)		to	(8.41%)
2017	598	$1.51	to	$1.94	$1,162	1.67%	0.30%	to	0.90%	8.25%		to	7.60%
2016	708	$1.39	to	$1.80	$1,281	1.47%	0.30%	to	0.90%	14.47%		to	13.79%
2015	407	$1.21	to	$1.59	$649	1.77%	0.30%	to	0.90%	1.76%		to	1.15%
2014	398	$1.19	to	$1.57	$627	1.73%	0.30%	to	0.90%	12.49%		to	11.82%
Invesco VI Intl Gro, Ser II
2018	699	$1.10	to	$1.09	$1,043	1.78%	0.30%	to	0.90%	(15.46%)		to	(15.97%)
2017	753	$1.30	to	$1.29	$1,306	1.25%	0.30%	to	0.90%	22.36%		to	21.63%
2016	896	$1.06	to	$1.06	$1,187	1.19%	0.30%	to	0.90%	(0.99%)		to	(1.58%)
2015	860	$1.07	to	$1.08	$1,160	1.35%	0.30%	to	0.90%	(2.91%)		to	(3.49%)
2014	803	$1.10	to	$1.12	$1,100	1.43%	0.30%	to	0.90%	(0.21%)		to	(0.81%)

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Mid Cap Gro, Ser I
2018	357	$1.40	to	$1.62	$580	—	0.30%	to	0.90%	(5.87%)		to	(6.43%)
2017	395	$1.48	to	$1.73	$683	—	0.30%	to	0.90%	22.13%		to	21.40%
2016	451	$1.22	to	$1.42	$642	—	0.30%	to	0.90%	0.45%		to	(0.15%)
2015	309	$1.21	to	$1.42	$442	—	0.30%	to	0.90%	0.90%		to	0.30%
2014	313	$1.20	to	$1.42	$447	—	0.30%	to	0.90%	7.71%		to	7.07%
Invesco VI Tech, Ser I
2018	173	$1.72	to	$2.90	$552	—	0.30%	to	0.90%	(0.75%)		to	(1.35%)
2017	163	$1.73	to	$2.94	$511	—	0.30%	to	0.90%	34.73%		to	33.93%
2016	172	$1.29	to	$2.19	$395	—	0.30%	to	0.90%	(1.05%)		to	(1.64%)
2015	177	$1.30	to	$2.23	$407	—	0.30%	to	0.90%	6.50%		to	5.86%
2014	168	$1.22	to	$2.11	$367	—	0.30%	to	0.90%	10.72%		to	10.06%
Ivy VIP Asset Strategy
2018	94	$1.03	to	$0.93	$89	2.10%	0.00%	to	0.90%	(5.44%)		to	(6.29%)
2017	75	$1.09	to	$0.99	$76	1.53%	0.00%	to	0.90%	18.27%		to	17.22%
2016	99	$0.92	to	$0.84	$85	0.64%	0.00%	to	0.90%	(2.57%)		to	(3.44%)
2015	305	$0.95	to	$0.87	$279	0.40%	0.00%	to	0.90%	(8.35%)		to	(9.17%)
2014	302	$1.03	to	$0.96	$304	0.59%	0.00%	to	0.90%	(5.26%)		to	(4.86	%)(5)
Janus Henderson VIT Enter, Serv
2018	171	$4.63	to	$2.01	$585	0.11%	0.45%	to	0.90%	(1.11%)		to	(1.56%)
2017	177	$4.68	to	$2.05	$622	0.15%	0.45%	to	0.90%	26.52%		to	25.95%
2016	194	$3.70	to	$1.62	$532	0.02%	0.45%	to	0.90%	11.60%		to	11.10%
2015	226	$3.31	to	$1.46	$535	0.52%	0.45%	to	0.90%	3.30%		to	2.84%
2014	245	$3.21	to	$1.42	$556	0.03%	0.45%	to	0.90%	11.74%		to	11.24%
Janus Henderson VIT Gbl Tech, Serv
2018	528	$2.13	to	$1.76	$1,419	—	0.30%	to	0.90%	0.61%		to	0.00%
2017	601	$2.11	to	$1.76	$1,516	—	0.30%	to	0.90%	44.48%		to	43.62%
2016	666	$1.46	to	$1.23	$1,133	0.09%	0.30%	to	0.90%	13.51%		to	12.83%
2015	768	$1.29	to	$1.09	$1,153	—	0.30%	to	0.90%	4.33%		to	3.71%
2014	805	$1.24	to	$1.05	$1,118	—	0.30%	to	0.90%	9.02%		to	8.37%
Janus Henderson VIT Overseas, Serv
2018	1,060	$0.91	to	$1.39	$1,576	1.66%	0.30%	to	0.90%	(15.39%)		to	(15.90%)
2017	1,304	$1.07	to	$1.66	$2,189	1.59%	0.30%	to	0.90%	30.41%		to	29.63%
2016	1,462	$0.82	to	$1.28	$1,881	4.64%	0.30%	to	0.90%	(6.99%)		to	(7.54%)
2015	1,625	$0.89	to	$1.38	$2,283	0.51%	0.30%	to	0.90%	(9.08%)		to	(9.62%)
2014	1,700	$0.97	to	$1.53	$2,726	2.98%	0.30%	to	0.90%	(12.36%)		to	(12.89%)
Janus Henderson VIT Res, Serv
2018	193	$1.92	to	$1.88	$419	0.36%	0.00%	to	0.90%	(2.84%)		to	(3.71%)
2017	218	$1.97	to	$1.95	$493	0.25%	0.00%	to	0.90%	27.56%		to	26.42%
2016	255	$1.55	to	$1.55	$435	0.38%	0.00%	to	0.90%	0.27%		to	(0.63%)
2015	298	$1.54	to	$1.55	$506	0.45%	0.00%	to	0.90%	5.07%		to	4.13%
2014	341	$1.47	to	$1.49	$550	0.22%	0.00%	to	0.90%	12.73%		to	11.72%
Lazard Ret Global Dyn MA, Serv
2018	73	$1.27	to	$1.11	$83	1.44%	0.00%	to	0.90%	(6.57%)		to	(7.41%)
2017	60	$1.36	to	$1.20	$73	—	0.00%	to	0.90%	20.53%		to	19.45%
2016	69	$1.13	to	$1.00	$70	0.27%	0.00%	to	0.90%	3.31%		to	2.38%
2015	53	$1.09	to	$0.98	$53	—	0.00%	to	0.90%	(0.44%)		to	(1.34%)
2014	46	$1.10	to	$0.99	$46	3.02%	0.00%	to	0.90%	2.68%		to	(1.84	%)(5)
MFS Mass Inv Gro Stock, Serv Cl
2018	1,440	$1.33	to	$1.30	$1,887	0.32%	0.30%	to	0.90%	0.27%		to	(0.33%)
2017	1,670	$1.32	to	$1.30	$2,190	0.42%	0.30%	to	0.90%	27.72%		to	26.96%
2016	1,877	$1.04	to	$1.02	$1,932	0.39%	0.30%	to	0.90%	5.53%		to	4.89%
2015	1,863	$0.98	to	$0.98	$1,824	0.59%	0.30%	to	0.90%	(1.85	%)(6)	to	(2.30	%)(6)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS New Dis, Serv Cl
2018	474	$1.36	to	$2.31	$1,357	—	0.30%	to	0.90%	(2.01%)		to	(2.60%)
2017	539	$1.39	to	$2.37	$1,565	—	0.30%	to	0.90%	25.95%		to	25.20%
2016	623	$1.10	to	$1.89	$1,435	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	692	$1.02	to	$1.76	$1,462	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	769	$1.04	to	$1.81	$1,639	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
MFS Utilities, Serv Cl
2018	460	$1.47	to	$4.22	$1,190	0.84%	0.00%	to	0.90%	0.81%		to	(0.10%)
2017	511	$1.46	to	$4.23	$1,348	4.02%	0.00%	to	0.90%	14.49%		to	13.47%
2016	549	$1.27	to	$3.73	$1,422	3.67%	0.00%	to	0.90%	11.23%		to	10.24%
2015	581	$1.14	to	$3.38	$1,395	4.00%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	552	$1.34	to	$4.00	$1,782	1.85%	0.00%	to	0.90%	12.47%		to	11.46%
MS VIF Global Real Est, Cl II
2018	213	$1.14	to	$1.06	$304	3.09%	0.30%	to	0.90%	(8.48%)		to	(9.03%)
2017	255	$1.25	to	$1.16	$367	2.41%	0.30%	to	0.90%	9.38%		to	8.73%
2016	318	$1.14	to	$1.07	$385	1.39%	0.30%	to	0.90%	2.81%		to	2.20%
2015	412	$1.11	to	$1.05	$476	2.28%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	407	$1.13	to	$1.07	$472	0.73%	0.30%	to	0.90%	13.51%		to	12.83%
MS VIF Mid Cap Gro, Cl II
2018	198	$1.88	to	$2.02	$442	—	0.00%	to	0.90%	10.53%		to	9.53%
2017	154	$1.70	to	$1.84	$323	—	0.00%	to	0.90%	38.60%		to	37.36%
2016	132	$1.22	to	$1.34	$198	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	137	$1.34	to	$1.48	$227	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	157	$1.43	to	$1.59	$275	—	0.00%	to	0.90%	1.84%		to	0.93%
NB AMT US Eq Index PW Strat, Cl S
2018	9	$0.93	to	$0.89	$9	—	0.00%	to	0.90%	(6.78%)		to	(7.62%)
2017	13	$1.00	to	$0.97	$13	—	0.00%	to	0.90%	6.68%		to	5.73%
2016	9	$0.93	to	$0.91	$9	—	0.00%	to	0.90%	(0.65%)		to	(1.53%)
2015	0	$0.94	to	$0.93	$1	—	0.00%	to	0.90%	(5.06%)		to	(5.92%)
2014	—	$0.99	to	$0.99	$0	—	0.00%	to	0.90%	(1.19	%)(5)	to	(1.64	%)(5)
Oppen Global VA, Serv
2018	658	$1.66	to	$1.71	$1,307	0.74%	0.00%	to	0.90%	(13.39%)		to	(14.17%)
2017	625	$1.91	to	$1.99	$1,438	0.73%	0.00%	to	0.90%	36.32%		to	35.10%
2016	639	$1.40	to	$1.48	$1,075	0.77%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	588	$1.41	to	$1.49	$994	1.09%	0.00%	to	0.90%	3.67%		to	2.74%
2014	581	$1.36	to	$1.45	$938	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
Oppen Global Strategic Inc VA, Srv
2018	1,252	$1.09	to	$1.45	$1,844	4.47%	0.00%	to	0.90%	(4.54%)		to	(5.40%)
2017	1,320	$1.14	to	$1.54	$2,060	2.00%	0.00%	to	0.90%	6.04%		to	5.09%
2016	1,417	$1.07	to	$1.46	$2,094	4.58%	0.00%	to	0.90%	6.26%		to	5.31%
2015	1,518	$1.01	to	$1.39	$2,127	5.45%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	1,683	$1.04	to	$1.44	$2,425	3.90%	0.00%	to	0.90%	2.49%		to	1.57%
Oppen Main St Sm Cap VA, Serv
2018	526	$1.83	to	$1.88	$1,057	0.06%	0.00%	to	0.90%	(10.54%)		to	(11.34%)
2017	518	$2.04	to	$2.12	$1,185	0.64%	0.00%	to	0.90%	13.91%		to	12.89%
2016	584	$1.79	to	$1.88	$1,168	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	514	$1.52	to	$1.61	$903	0.61%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	491	$1.62	to	$1.73	$917	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
PIMCO VIT All Asset, Advisor Cl
2018	719	$1.13	to	$1.42	$1,055	3.04%	0.00%	to	0.90%	(5.45%)		to	(6.30%)
2017	745	$1.19	to	$1.52	$1,183	4.52%	0.00%	to	0.90%	13.38%		to	12.36%
2016	725	$1.05	to	$1.35	$1,017	2.42%	0.00%	to	0.90%	12.90%		to	11.90%
2015	880	$0.93	to	$1.21	$1,099	3.07%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	1,069	$1.02	to	$1.34	$1,477	4.59%	0.00%	to	0.90%	0.45%		to	(0.45%)

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2018	118	$1.11	to	$1.05	$132	2.38%	0.00%	to	0.90%	(0.63%)	to	(1.53%)
2017	159	$1.12	to	$1.06	$177	1.93%	0.00%	to	0.90%	4.81%	to	3.87%
2016	120	$1.07	to	$1.03	$132	1.96%	0.00%	to	0.90%	2.58%	to	1.66%
2015	15	$1.04	to	$1.01	$24	5.38%	0.00%	to	0.90%	0.01%	to	(0.93%)
2014	5	$1.04	to	$1.02	$15	3.50%	0.00%	to	0.90%	4.53%	to	0.91	%(5)
Put VT Global Hlth Care, Cl IB
2018	307	$1.52	to	$3.00	$882	0.98%	0.30%	to	0.90%	(0.89%)	to	(1.49%)
2017	337	$1.53	to	$3.05	$996	0.51%	0.30%	to	0.90%	14.95%	to	14.27%
2016	336	$1.33	to	$2.67	$868	—	0.30%	to	0.90%	(11.62%)	to	(12.14%)
2015	373	$1.51	to	$3.04	$1,077	7.21%	0.30%	to	0.90%	7.46%	to	6.82%
2014	300	$1.40	to	$2.84	$825	8.88%	0.30%	to	0.90%	27.26%	to	26.50%
Put VT Hi Yield, Cl IB
2018	164	$2.28	to	$2.58	$403	5.83%	0.45%	to	0.90%	(4.50%)	to	(4.93%)
2017	177	$2.39	to	$2.72	$457	6.01%	0.45%	to	0.90%	6.50%	to	6.02%
2016	218	$2.24	to	$2.56	$526	6.26%	0.45%	to	0.90%	15.03%	to	14.51%
2015	225	$1.95	to	$2.24	$473	6.89%	0.45%	to	0.90%	(5.77%)	to	(6.20%)
2014	239	$2.07	to	$2.38	$536	6.04%	0.45%	to	0.90%	1.11%	to	0.64%
Put VT Intl Eq, Cl IB
2018	98	$1.04	to	$1.70	$157	1.44%	0.30%	to	0.90%	(19.36%)	to	(19.84%)
2017	133	$1.29	to	$2.12	$271	2.19%	0.30%	to	0.90%	26.20%	to	25.45%
2016	148	$1.02	to	$1.69	$239	3.48%	0.30%	to	0.90%	(2.75%)	to	(3.33%)
2015	158	$1.05	to	$1.75	$260	1.13%	0.30%	to	0.90%	(0.16%)	to	(0.76%)
2014	150	$1.05	to	$1.76	$247	0.81%	0.30%	to	0.90%	(7.06%)	to	(7.61%)
Put VT Sus Leaders, Cl IA
2018	2,583	$3.80	to	$3.27	$8,568	0.01%	0.45%	to	0.90%	(1.73%)	to	(2.17%)
2017	2,814	$3.87	to	$3.34	$9,537	0.86%	0.45%	to	0.90%	28.98%	to	28.40%
2016	3,110	$3.00	to	$2.61	$8,204	0.95%	0.45%	to	0.90%	7.58%	to	7.10%
2015	3,361	$2.79	to	$2.43	$8,249	1.89%	0.45%	to	0.90%	(0.52%)	to	(0.97%)
2014	3,555	$2.80	to	$2.46	$8,808	0.52%	0.45%	to	0.90%	13.29%	to	12.78%
Royce Micro-Cap, Invest Cl
2018	658	$2.34	to	$3.00	$1,740	—	0.45%	to	0.90%	(9.46%)	to	(9.86%)
2017	730	$2.59	to	$3.33	$2,144	0.67%	0.45%	to	0.90%	4.71%	to	4.25%
2016	773	$2.47	to	$3.19	$2,183	0.72%	0.45%	to	0.90%	19.18%	to	18.64%
2015	839	$2.07	to	$2.69	$1,993	—	0.45%	to	0.90%	(12.85%)	to	(13.24%)
2014	926	$2.38	to	$3.10	$2,544	—	0.45%	to	0.90%	(4.01%)	to	(4.44%)
Temp Global Bond, Cl 2
2018	176	$1.06	to	$0.97	$174	—	0.00%	to	0.90%	1.94%	to	1.02%
2017	167	$1.04	to	$0.96	$163	—	0.00%	to	0.90%	1.93%	to	1.01%
2016	120	$1.02	to	$0.95	$115	—	0.00%	to	0.90%	2.94%	to	2.02%
2015	64	$0.99	to	$0.94	$61	8.17%	0.00%	to	0.90%	(4.30%)	to	(5.16%)
2014	15	$1.04	to	$0.99	$16	3.97%	0.00%	to	0.90%	1.83%	to	(1.76	%)(5)
Third Ave Val
2018	802	$1.99	to	$2.20	$1,670	1.85%	0.45%	to	0.90%	(20.70%)	to	(21.06%)
2017	869	$2.51	to	$2.78	$2,287	0.84%	0.45%	to	0.90%	13.08%	to	12.57%
2016	959	$2.22	to	$2.47	$2,240	0.80%	0.45%	to	0.90%	11.72%	to	11.22%
2015	1,128	$1.99	to	$2.22	$2,371	3.32%	0.45%	to	0.90%	(9.30%)	to	(9.71%)
2014	1,200	$2.19	to	$2.46	$2,785	2.95%	0.45%	to	0.90%	3.91%	to	3.44%
VanEck VIP Global Gold, Cl S
2018	229	$0.86	to	$0.78	$183	2.92%	0.00%	to	0.90%	(15.70%)	to	(16.46%)
2017	177	$1.02	to	$0.93	$169	3.05%	0.00%	to	0.90%	11.63%	to	10.63%
2016	87	$0.91	to	$0.84	$74	0.15%	0.00%	to	0.90%	47.94%	to	46.62%
2015	21	$0.61	to	$0.57	$12	—	0.00%	to	0.90%	(24.16%)	to	(24.84%)
2014	3	$0.81	to	$0.76	$3	0.05%	0.00%	to	0.90%	(6.04%)	to	(30.79	%)(5)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 2
2018	9,422	$1.47	to	$1.67	$14,705	—	0.00%	to	0.90%	(8.58%)		to	(9.41%)
2017	8,849	$1.61	to	$1.85	$15,109	—	0.00%	to	0.90%	18.91%		to	17.85%
2016	8,158	$1.35	to	$1.57	$12,162	—	0.00%	to	0.90%	5.91%		to	4.96%
2015	7,413	$1.27	to	$1.49	$10,765	—	0.00%	to	0.90%	(0.76%)		to	(1.65%)
2014	6,859	$1.28	to	$1.52	$10,138	—	0.00%	to	0.90%	5.53%		to	4.58%
VP Aggr, Cl 4
2018	10,946	$1.27	to	$1.68	$17,257	—	0.30%	to	0.90%	(8.89%)		to	(9.44%)
2017	11,043	$1.40	to	$1.85	$19,448	—	0.30%	to	0.90%	18.52%		to	17.81%
2016	11,858	$1.18	to	$1.57	$18,133	—	0.30%	to	0.90%	5.66%		to	5.02%
2015	12,136	$1.12	to	$1.50	$17,702	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	12,398	$1.13	to	$1.52	$18,508	—	0.30%	to	0.90%	5.20%		to	4.57%
VP Conserv, Cl 2
2018	422	$1.16	to	$1.25	$528	—	0.00%	to	0.90%	(2.95%)		to	(3.82%)
2017	431	$1.20	to	$1.30	$562	—	0.00%	to	0.90%	7.42%		to	6.46%
2016	456	$1.12	to	$1.22	$558	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	452	$1.08	to	$1.19	$540	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	462	$1.08	to	$1.20	$557	—	0.00%	to	0.90%	4.24%		to	3.30%
VP Conserv, Cl 4
2018	445	$1.13	to	$1.25	$567	—	0.30%	to	0.90%	(3.17%)		to	(3.76%)
2017	657	$1.16	to	$1.30	$866	—	0.30%	to	0.90%	7.02%		to	6.38%
2016	781	$1.09	to	$1.22	$962	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	693	$1.05	to	$1.19	$829	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	861	$1.06	to	$1.20	$1,037	—	0.30%	to	0.90%	4.03%		to	3.39%
VP Man Vol Conserv, Cl 2
2018	15	$1.09	to	$1.04	$16	—	0.00%	to	0.90%	(2.58%)		to	(3.46%)
2017	36	$1.11	to	$1.08	$39	—	0.00%	to	0.90%	7.89%		to	6.92%
2016	36	$1.03	to	$1.01	$37	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	30	$1.00	to	$0.99	$30	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	40	$1.01	to	$1.01	$41	—	0.00%	to	0.90%	0.67	%(5)	to	0.21	%(5)
VP Man Vol Conserv Gro, Cl 2
2018	56	$1.09	to	$1.05	$59	—	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2017	11	$1.14	to	$1.10	$13	—	0.00%	to	0.90%	11.19%		to	10.20%
2016	62	$1.03	to	$1.00	$62	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	31	$0.99	to	$0.98	$30	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	—	$1.01	to	$1.01	$0	—	0.00%	to	0.90%	0.55	%(5)	to	0.10	%(5)
VP Man Vol Gro, Cl 2
2018	1,368	$1.10	to	$1.05	$1,478	—	0.00%	to	0.90%	(7.73%)		to	(8.56%)
2017	1,339	$1.19	to	$1.15	$1,548	—	0.00%	to	0.90%	17.48%		to	16.43%
2016	1,304	$1.01	to	$0.99	$1,292	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	1,364	$0.98	to	$0.96	$1,318	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	1,257	$1.01	to	$1.01	$1,266	—	0.00%	to	0.90%	0.34	%(5)	to	(0.11	%)(5)
VP Man Vol Mod Gro, Cl 2
2018	1,291	$1.10	to	$1.06	$1,397	—	0.00%	to	0.90%	(5.85%)		to	(6.70%)
2017	835	$1.17	to	$1.13	$965	—	0.00%	to	0.90%	14.34%		to	13.32%
2016	615	$1.02	to	$1.00	$622	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	595	$0.99	to	$0.97	$584	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	150	$1.01	to	$1.01	$152	—	0.00%	to	0.90%	0.57	%(5)	to	0.12	%(5)
VP Mod, Cl 2
2018	16,008	$1.31	to	$1.47	$23,208	—	0.00%	to	0.90%	(5.57%)		to	(6.42%)
2017	16,763	$1.39	to	$1.57	$25,948	—	0.00%	to	0.90%	13.22%		to	12.21%
2016	16,812	$1.23	to	$1.40	$23,295	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	17,283	$1.17	to	$1.35	$23,057	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	17,227	$1.18	to	$1.37	$23,454	—	0.00%	to	0.90%	5.06%		to	4.12%

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 4
2018	24,897	$1.20	to	$1.47	$35,675	—	0.30%	to	0.90%	(5.85%)	to	(6.42%)
2017	26,048	$1.28	to	$1.58	$40,666	—	0.30%	to	0.90%	12.87%	to	12.19%
2016	27,471	$1.13	to	$1.40	$38,287	—	0.30%	to	0.90%	4.32%	to	3.69%
2015	28,089	$1.08	to	$1.35	$37,962	—	0.30%	to	0.90%	(0.85%)	to	(1.45%)
2014	29,433	$1.09	to	$1.37	$40,467	—	0.30%	to	0.90%	4.74%	to	4.11%
VP Mod Aggr, Cl 2
2018	20,043	$1.39	to	$1.58	$30,499	—	0.00%	to	0.90%	(7.03%)	to	(7.87%)
2017	19,479	$1.49	to	$1.71	$32,059	—	0.00%	to	0.90%	16.15%	to	15.11%
2016	19,493	$1.28	to	$1.49	$28,055	—	0.00%	to	0.90%	5.27%	to	4.32%
2015	19,073	$1.22	to	$1.42	$26,390	—	0.00%	to	0.90%	(0.73%)	to	(1.62%)
2014	17,168	$1.23	to	$1.45	$24,432	—	0.00%	to	0.90%	5.15%	to	4.20%
VP Mod Aggr, Cl 4
2018	35,800	$1.24	to	$1.58	$54,778	—	0.30%	to	0.90%	(7.36%)	to	(7.91%)
2017	36,588	$1.33	to	$1.71	$61,837	—	0.30%	to	0.90%	15.85%	to	15.15%
2016	37,017	$1.15	to	$1.49	$54,692	—	0.30%	to	0.90%	4.95%	to	4.32%
2015	39,365	$1.10	to	$1.43	$55,727	—	0.30%	to	0.90%	(1.09%)	to	(1.69%)
2014	41,128	$1.11	to	$1.45	$59,724	—	0.30%	to	0.90%	4.90%	to	4.26%
VP Mod Conserv, Cl 2
2018	1,598	$1.23	to	$1.35	$2,168	—	0.00%	to	0.90%	(4.12%)	to	(4.99%)
2017	1,663	$1.29	to	$1.43	$2,383	—	0.00%	to	0.90%	10.01%	to	9.02%
2016	1,993	$1.17	to	$1.31	$2,624	—	0.00%	to	0.90%	3.97%	to	3.03%
2015	2,010	$1.13	to	$1.27	$2,568	—	0.00%	to	0.90%	(0.22%)	to	(1.12%)
2014	2,036	$1.13	to	$1.28	$2,628	—	0.00%	to	0.90%	4.77%	to	3.83%
VP Mod Conserv, Cl 4
2018	2,996	$1.16	to	$1.36	$4,112	—	0.30%	to	0.90%	(4.34%)	to	(4.92%)
2017	3,275	$1.22	to	$1.43	$4,719	—	0.30%	to	0.90%	9.59%	to	8.93%
2016	3,865	$1.11	to	$1.31	$5,050	—	0.30%	to	0.90%	3.73%	to	3.10%
2015	3,962	$1.07	to	$1.27	$5,026	—	0.30%	to	0.90%	(0.60%)	to	(1.20%)
2014	4,126	$1.08	to	$1.29	$5,324	—	0.30%	to	0.90%	4.45%	to	3.82%
VP Ptnrs Sm Cap Val, Cl 3
2018	225	$1.15	to	$2.72	$555	—	0.30%	to	0.90%	(13.86%)	to	(14.38%)
2017	229	$1.34	to	$3.18	$676	—	0.30%	to	0.90%	6.70%	to	6.07%
2016	256	$1.25	to	$3.00	$731	—	0.30%	to	0.90%	25.16%	to	24.41%
2015	261	$1.00	to	$2.41	$609	—	0.30%	to	0.90%	(9.62%)	to	(10.17%)
2014	265	$1.11	to	$2.68	$688	—	0.30%	to	0.90%	1.76%	to	1.14%
Wanger Intl
2018	1,983	$1.13	to	$2.60	$4,160	2.03%	0.30%	to	0.90%	(17.95%)	to	(18.44%)
2017	2,026	$1.38	to	$3.18	$5,342	1.22%	0.30%	to	0.90%	32.51%	to	31.73%
2016	2,002	$1.04	to	$2.42	$4,346	1.15%	0.30%	to	0.90%	(1.70%)	to	(2.29%)
2015	2,189	$1.06	to	$2.47	$4,955	1.45%	0.30%	to	0.90%	(0.20%)	to	(0.80%)
2014	2,170	$1.06	to	$2.49	$5,158	1.44%	0.30%	to	0.90%	(4.69%)	to	(5.26%)
Wanger USA
2018	1,686	$1.50	to	$4.04	$5,574	0.09%	0.30%	to	0.90%	(1.76%)	to	(2.35%)
2017	1,869	$1.53	to	$4.13	$6,223	—	0.30%	to	0.90%	19.22%	to	18.51%
2016	1,932	$1.28	to	$3.49	$5,751	—	0.30%	to	0.90%	13.35%	to	12.67%
2015	2,100	$1.13	to	$3.10	$5,663	—	0.30%	to	0.90%	(0.90%)	to	(1.50%)
2014	2,075	$1.14	to	$3.14	$6,022	—	0.30%	to	0.90%	4.47%	to	3.84%
WF VT Intl Eq, Cl 2
2018	546	$1.11	to	$1.68	$934	11.19%	0.30%	to	0.90%	(17.53%)	to	(18.03%)
2017	612	$1.35	to	$2.04	$1,255	2.83%	0.30%	to	0.90%	23.97%	to	23.23%
2016	638	$1.09	to	$1.66	$1,061	2.81%	0.30%	to	0.90%	2.99%	to	2.37%
2015	653	$1.06	to	$1.62	$1,073	3.93%	0.30%	to	0.90%	1.50%	to	0.89%
2014	650	$1.04	to	$1.61	$1,058	2.70%	0.30%	to	0.90%	(5.64%)	to	(6.20%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	85

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
WF VT Opp, Cl 2
2018	379	$1.80	to	$3.16	$1,048	0.19%	0.00%	to	0.90%	(7.15%)	to	(7.98%)
2017	373	$1.94	to	$3.43	$1,143	0.68%	0.00%	to	0.90%	20.44%	to	19.36%
2016	373	$1.61	to	$2.88	$1,008	2.05%	0.00%	to	0.90%	12.23%	to	11.23%
2015	353	$1.43	to	$2.59	$901	0.13%	0.00%	to	0.90%	(3.08%)	to	(3.95%)
2014	352	$1.48	to	$2.69	$956	0.06%	0.00%	to	0.90%	10.42%	to	9.43%
WF VT Sm Cap Gro, Cl 2
2018	368	$1.89	to	$3.98	$1,003	—	0.00%	to	0.90%	1.31%	to	0.40%
2017	344	$1.87	to	$3.96	$916	—	0.00%	to	0.90%	25.86%	to	24.73%
2016	355	$1.48	to	$3.18	$784	—	0.00%	to	0.90%	7.75%	to	6.78%
2015	363	$1.38	to	$2.98	$775	—	0.00%	to	0.90%	(2.88%)	to	(3.75%)
2014	326	$1.42	to	$3.09	$790	—	0.00%	to	0.90%	(1.88%)	to	(2.76%)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 30, 2014.
(6)	New subaccount operations commenced on March 27, 2015.
(7)	New subaccount operations commenced on April 28, 2017.

86	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK:

Opinion on the Financial Statements

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (the “Company”) as of December 31, 2018 and December 31, 2017, and the related statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and December 31, 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 18, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Co. of New York

BALANCE SHEETS

(in thousands, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale securities, at fair value (amortized cost: 2018, $1,659,483; 2017, $1,704,001)	$1,692,449	$1,807,243
Commercial mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $2,038)	154,957	149,365
Policy loans	49,778	48,656
Other investments	376	387
Total investments	1,897,560	2,005,651
Cash and cash equivalents	133,774	61,556
Reinsurance recoverables	170,053	145,410
Other receivables	7,351	8,391
Accrued investment income	14,879	16,682
Deferred acquisition costs	177,196	165,465
Other assets	102,368	128,352
Separate account assets	4,246,963	4,756,769
Total assets	$6,750,144	$7,288,276

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768
Other liabilities	131,699	157,688
Separate account liabilities	4,246,963	4,756,769
Total liabilities	6,346,167	6,847,225
Shareholder’s equity:
Common stock, $10 par value; 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	106,926	106,926
Retained earnings	295,481	291,562
Accumulated other comprehensive income (loss), net of tax	(430)	40,563
Total shareholder’s equity	403,977	441,051
Total liabilities and shareholder’s equity	$6,750,144	$7,288,276

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF INCOME

(in thousands)

Years ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$19,643	$23,515	$21,911
Net investment income	78,546	79,910	83,832
Policy and contract charges	125,492	115,511	117,888
Other revenues	23,584	22,921	22,278
Net realized investment gains (losses)	566	2,880	1,175
Total revenues	247,831	244,737	247,084

Benefits and expenses
Benefits, claims, losses and settlement expenses	85,677	56,168	91,572
Interest credited to fixed accounts	49,384	47,968	47,349
Amortization of deferred acquisition costs	14,679	13,693	15,710
Other insurance and operating expenses	38,316	40,274	38,069
Total benefits and expenses	188,056	158,103	192,700
Pretax income (loss)	59,775	86,634	54,384
Income tax provision (benefit)	7,856	18,962	10,412
Net income	$51,919	$67,672	$43,972

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$(47)
Portion of loss recognized in other comprehensive income (before taxes)	—	—	27
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$(20)

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

Years ended December 31,	2018	2017	2016

Net income	$51,919	$67,672	$43,972
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(40,993)	6,484	5,202
Total comprehensive income	$10,926	$74,156	$49,174

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF SHAREHOLDER’S EQUITY

(in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$2,000	$106,915	$279,918	$28,877	$417,710
Comprehensive income:
Net income	—	—	43,972	—	43,972
Other comprehensive income (loss), net of tax	—	—	—	5,202	5,202

Total comprehensive income					49,174
Tax adjustment on share-based incentive compensation plan	—	11	—	—	11
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2016	2,000	106,926	273,890	34,079	416,895
Comprehensive income:
Net income	—	—	67,672	—	67,672
Other comprehensive income (loss), net of tax	—	—	—	6,484	6,484

Total comprehensive income					74,156
Cash dividends to RiverSource Life Insurance Company	—	—	(50,000)	—	(50,000)

Balances at December 31, 2017	2,000	106,926	291,562	40,563	441,051
Comprehensive income:
Net income	—	—	51,919	—	51,919
Other comprehensive income (loss), net of tax	—	—	—	(40,993)	(40,993)

Total comprehensive income					10,926
Cash dividends to RiverSource Life Insurance Company	—	—	(48,000)	—	(48,000)
Balances at December 31, 2018	$2,000	$106,926	$295,481	$(430)	$403,977

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

STATEMENTS OF CASH FLOWS

(in thousands)

Years ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$51,919	$67,672	$43,972
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	2,269	3,759	3,982
Deferred income tax (benefit) expense	(460)	6,137	(4,851)
Contractholder and policyholder charges, non-cash	(24,570)	(24,038)	(22,842)
(Gain) loss from equity method investments	22	(35)	(16)
Net realized investment (gains) losses	(566)	(2,880)	(1,195)
Other-than-temporary impairments recognized in net realized investment gains (losses)	—	—	20
Changes in operating assets and liabilities:
Deferred acquisition costs	(5,545)	(4,467)	(2,793)
Policyholder account balances, future policy benefits and claims, net	65,075	(25,033)	18,532
Derivatives, net of collateral	25,342	32,903	5,391
Reinsurance recoverables	(22,732)	(5,850)	(13,988)
Other receivables	1,015	3,455	(1,410)
Accrued investment income	1,803	1,321	684
Other, net	965	(2,720)	23,066
Net cash provided by (used in) operating activities	94,537	50,224	48,552

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	2,770	16,029	30,915
Maturities, sinking fund payments and calls	196,883	201,117	171,173
Purchases	(154,760)	(199,628)	(208,835)
Proceeds from maturities and repayments of commercial mortgage loans	22,264	12,454	21,962
Funding of commercial mortgage loans	(27,856)	(30,085)	(18,244)
Net proceeds from sales of other investments	—	37	—
Purchase of other investments	(11)	(10)	(5)
Change in policy loans, net	(1,122)	(1,233)	(683)
Cash paid for written options with deferred premiums	(11,626)	—	(1,253)
Cash received for written options with deferred premiums	5,928	—	8,652
Net cash provided by (used in) investing activities	32,470	(1,319)	3,682

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	129,588	147,035	140,526
Net transfers from (to) separate accounts	(12,035)	(13,075)	(2,542)
Surrenders and other benefits	(115,859)	(113,885)	(118,428)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	1,300	1,000
Repayments to line of credit with Ameriprise Financial, Inc.	—	(1,300)	(1,000)
Cash received for purchased options with deferred premiums	189	—	—
Cash paid for purchased options with deferred premiums	(8,672)	(10,134)	(12,892)
Cash dividends to RiverSource Life Insurance Company	(48,000)	(50,000)	(50,000)
Net cash provided by (used in) financing activities	(54,789)	(40,059)	(43,336)
Net increase (decrease) in cash and cash equivalents	72,218	8,846	8,898
Cash and cash equivalents at beginning of period	61,556	52,710	43,812
Cash and cash equivalents at end of period	$133,774	$61,556	$52,710

Supplemental Disclosures:
Income taxes paid (received), net	$9,749	$20,516	$(5,057)

See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York

NOTES TO FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Co. of New York (the “Company”) is a stock life insurance company which is domiciled and holds a Certificate of Authority in the State of New York. The Company is a wholly owned subsidiary of RiverSource Life Insurance Company (“RiverSource Life”), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”). The Company issues insurance and annuity products to customers in the State of New York.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Statements of Income for the years ended December 31, 2017 and 2016 was an increase of $812 thousand and $803 thousand, respectively, to policy and contract charges and a decrease of $812 thousand and $803 thousand, respectively, to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

•

a $0.8 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $0.7 million and decreased benefits, claims, losses and settlement expenses by $0.1 million.

•	a $0.9 million decrease to benefits, claims, losses and settlement expenses related to the reversal of loss recognition from the prior year.

•	a $1.0 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $1.2 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by the New York State Department of Financial Services (“New York Department”) (the Company’s primary regulator) as described in Note 15.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Statements of Income upon disposition of the securities.

RiverSource Life Insurance Co. of New York

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Financing Receivables

Commercial Mortgage Loans

Commercial mortgage loans, net reflect the Company’s interest in commercial mortgage loans and are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest. When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

RiverSource Life Insurance Co. of New York

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate; (ii) the fair value of collateral; or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life Insurance Co. of New York

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Income with the corresponding change in the hedged asset or liability.

The equity component of IUL obligations is considered an embedded derivative. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 12 for information regarding the Company’s fair value measurement of derivative instruments and Note 16 for the impact of derivatives on the Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management

RiverSource Life Insurance Co. of New York

regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or

RiverSource Life Insurance Co. of New York

secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status utilize assumptions established as of the date the payout phase is initiated. The liabilities are based on future estimated payments using established industry mortality tables with modifications based on the Company’s experience, discounted with interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 12 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

RiverSource Life Insurance Co. of New York

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The taxable income of the Company and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. Ameriprise Financial provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 18 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 18 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

RiverSource Life Insurance Co. of New York

Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not impact the Company’s financial condition or results of operations.

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s financial condition or results of operations.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s financial condition or results of operations.

RiverSource Life Insurance Co. of New York

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not impact the Company’s financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

RiverSource Life Insurance Co. of New York

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are

RiverSource Life Insurance Co. of New York

not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in thousands)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$9,976	$9,800	$9,275
Unaffiliated	786	812	803
Total	10,762	10,612	10,078
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	2,527	2,462	2,353
Unaffiliated	1,199	1,225	1,304
	3,726	3,687	3,657
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	19,601	18,963	18,383
Unaffiliated	171	181	144
	19,772	19,144	18,527
Total	23,498	22,831	22,184
Total revenue from contracts with customers	34,260	33,443	32,262
Revenue from other sources(1)	213,571	211,294	214,822
Total revenues	$247,831	$244,737	$247,084

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $2.8 million and $3.1 million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Co. of New York

5.  VARIABLE INTEREST ENTITIES

The Company invests in structured investments which are considered variable interest entities for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments.

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$994,238	$39,735	$(17,207)	$1,016,766	$2
Residential mortgage backed securities	192,137	1,521	(3,356)	190,302	—
Commercial mortgage backed securities	297,080	819	(8,359)	289,540	—
State and municipal obligations	124,942	18,511	(242)	143,211	—
Asset backed securities	48,509	1,550	(233)	49,826	—
Foreign government bonds and obligations	2,327	242	(14)	2,555	—
U.S. government and agency obligations	250	—	(1)	249	—
Total	$1,659,483	$62,378	$(29,412)	$1,692,449	$2

	December 31, 2017
Description of Securities (in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Corporate debt securities	$1,053,836	$77,636	$(1,970)	$1,129,502	$2
Residential mortgage backed securities	192,827	3,206	(1,422)	194,611	—
Commercial mortgage backed securities	281,713	2,975	(2,875)	281,813	—
State and municipal obligations	121,555	23,905	(131)	145,329	—
Asset backed securities	51,415	1,622	(90)	52,947	—
Foreign government bonds and obligations	2,405	387	(1)	2,791	—
U.S. government and agency obligations	250	—	—	250	—
Total	$1,704,001	$109,731	$(6,489)	$1,807,243	$2

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $74.8 million and $44.9 million, respectively, were pledged to meet contractual obligations under derivative contracts, of which $35.7 million and $22.2 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of December 31, 2018 and 2017, fixed maturity securities comprised approximately 89% and 90%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $85.8 million and $106.1 million, respectively, of securities were internally rated by Columbia Management Investment Advisers, LLC (“CMIA”), an affiliate of the Company, using criteria similar to those used by NRSROs.

RiverSource Life Insurance Co. of New York

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in thousands, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$499,675	$489,929	29%	$480,751	$482,335	27%
AA	82,837	97,519	6	92,839	114,135	6
A	228,798	249,267	15	296,099	331,093	18
BBB	790,976	801,038	47	765,947	809,787	45
Below investment grade	57,197	54,696	3	68,365	69,893	4
Total fixed maturities	$1,659,483	$1,692,449	100%	$1,704,001	$1,807,243	100%

As of December 31, 2018 and 2017, approximately 40% and 39%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. No holdings of any other issuer were greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	172	$445,249	$(10,422)	56	$138,422	$(6,785)	228	$583,671	$(17,207)
Residential mortgage backed securities	16	50,852	(576)	20	70,846	(2,780)	36	121,698	(3,356)
Commercial mortgage backed securities	39	108,449	(2,222)	49	125,810	(6,137)	88	234,259	(8,359)
State and municipal obligations	4	10,275	(60)	5	9,168	(182)	9	19,443	(242)
Asset backed securities	4	15,975	(146)	5	12,280	(87)	9	28,255	(233)
Foreign government bonds and obligations	1	96	(14)	—	—	—	1	96	(14)
U.S. government and agency obligations	1	249	(1)	—	—	—	1	249	(1)
Total	237	$631,145	$(13,441)	135	$356,526	$(15,971)	372	$987,671	$(29,412)

	December 31, 2017
(in thousands, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	49	$125,339	$(580)	19	$33,891	$(1,390)	68	$159,230	$(1,970)
Residential mortgage backed securities	11	42,991	(297)	9	42,099	(1,125)	20	85,090	(1,422)
Commercial mortgage backed securities	28	71,576	(640)	24	61,937	(2,235)	52	133,513	(2,875)
State and municipal obligations	4	4,839	(11)	1	4,380	(120)	5	9,219	(131)
Asset backed securities	7	16,846	(48)	2	2,345	(42)	9	19,191	(90)
Foreign government bonds and obligations	—	—	—	1	110	(1)	1	110	(1)
U.S. government and agency obligations	—	—	—	1	250	—	1	250	—
Total	99	$261,591	$(1,576)	57	$145,012	$(4,913)	156	$406,603	$(6,489)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Beginning balance	$—	$721	$1,564
Credit losses for which an other-than-temporary impairment was previously recognized	—	—	20
Reductions for securities sold during the period (realized)	—	(721)	(863)
Ending balance	$—	$—	$721

RiverSource Life Insurance Co. of New York

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Gross realized investment gains	$965	$2,966	$2,624
Gross realized investment losses	(399)	(86)	(1,429)
Other-than-temporary impairments	—	—	(20)
Total	$566	$2,880	$1,175

Other-than-temporary impairments for the year ended December 31, 2016 primarily related to credit losses on corporate debt securities and non-agency residential mortgage backed securities.

See Note 17 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in thousands)	Amortized Cost	Fair Value
Due within one year	$148,561	$149,003
Due after one year through five years	429,911	425,975
Due after five years through 10 years	298,397	295,673
Due after 10 years	244,888	292,130
	1,121,757	1,162,781
Residential mortgage backed securities	192,137	190,302
Commercial mortgage backed securities	297,080	289,540
Asset backed securities	48,509	49,826
Total	$1,659,483	$1,692,449

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Fixed maturities	$69,923	$72,714	$76,949
Commercial mortgage loans	7,039	6,387	6,452
Policy loans and other investments	3,412	2,705	2,388
	80,374	81,806	85,789
Less: investment expenses	1,828	1,896	1,957
Total	$78,546	$79,910	$83,832

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans and policy loans.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for commercial mortgage loans for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in thousands)	2018	2017	2016
Beginning balance	$2,038	$2,038	$2,038
Charge-offs	—	—	—
Ending balance	$2,038	$2,038	$2,038

Collectively evaluated for impairment	$2,038	$2,038	$2,038

RiverSource Life Insurance Co. of New York

The recorded investment in financing receivables by impairment method for commercial mortgage loans was as follows:

	December 31,
(in thousands)	2018	2017
Individually evaluated for impairment	$—	$883
Collectively evaluated for impairment	156,995	150,520
Total	$156,995	$151,403

Credit Quality Information

All loans were considered to be performing as of both December 31, 2018 and 2017.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil and 1% of total commercial mortgage loans as of December 31, 2018 and 2017, respectively. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Pacific	$41,492	$40,403	26%	27%
South Atlantic	31,023	35,229	20	23
Middle Atlantic	22,115	17,929	14	12
Mountain	19,665	17,250	13	11
West North Central	15,451	16,204	10	11
East North Central	11,697	9,229	7	6
East South Central	6,265	7,704	4	5
West South Central	7,973	5,883	5	4
New England	1,314	1,572	1	1

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in thousands)
Retail	$38,402	$43,650	24%	29%
Apartments	52,219	41,499	33	27
Industrial	33,902	32,519	22	22
Office	21,283	20,979	14	14
Mixed use	4,014	3,202	3	2
Other	7,175	9,554	4	6

	156,995	151,403	100%	100%

Less: allowance for loan losses	2,038	2,038

Total	$154,957	$149,365

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities,

RiverSource Life Insurance Co. of New York

partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in loss recognition due to low interest rates and higher morbidity.

The balances of and changes in DAC were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$165,465	$161,813	$160,845
Capitalization of acquisition costs	20,224	18,160	18,503 (1)
Amortization, excluding the impact of valuation assumptions review	(16,747)	(14,002)	(14,565)
Amortization, impact of valuation assumptions review	2,068	309	(1,145)
Impact of change in net unrealized (gains) losses on securities	6,186	(815)	(1,825)
Balance at December 31	$177,196	$165,465	$161,813

(1)

Includes a $1.9 million benefit for the release of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Statements of Income.

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$13,028	$14,492	$15,973
Capitalization of sales inducement costs	147	255	305
Amortization, excluding the impact of valuation assumptions review	(2,136)	(2,080)	(2,035)
Amortization, impact of valuation assumptions review	(29)	19	400
Impact of change in net unrealized (gains) losses on securities	1,056	342	(151)
Balance at December 31	$12,066	$13,028	$14,492

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2002 and new individual UL and VUL insurance policies beginning in 2003. Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with an unaffiliated insurance company.

As of December 31, 2002, the Company discontinued underwriting LTC insurance. For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to Genworth Life Insurance Company of New York (“Genworth”) and retains the remaining risk. This reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in 2010 and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2010. The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of both December 31, 2018 and 2017, traditional life and UL insurance policies in force were $11.5 billion, of which $8.1 billion and $8.0 billion as of December 31, 2018 and 2017, respectively, were reinsured at the respective year ends.

RiverSource Life Insurance Co. of New York

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Direct premiums	$31,392	$35,307	$33,414
Reinsurance ceded	(11,749)	(11,792)	(11,503)
Net premiums	$19,643	$23,515	$21,911

Policy and contract charges are presented on the Statements of Income net of $7.5 million, $6.6 million and $6.2 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $12.0 million, $12.4 million and $16.0 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $129.7 million and $108.0 million related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $1.8 million and $2.0 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in thousands)	2018	2017
Policyholder account balances
Fixed annuities(1)	$841,716	$872,166
Variable annuity fixed sub-accounts	258,617	263,980
UL/VUL insurance	189,577	190,594
IUL insurance	87,791	64,847
Other life insurance	33,605	34,384
Total policyholder account balances	1,411,306	1,425,971
Future policy benefits
Variable annuity GMWB	25,740	7,117
Variable annuity GMAB(2)	(1,895)	(7,241)
Other annuity liabilities	1,050	4,766
Fixed annuity life contingent liabilities	86,453	89,886
Life and DI insurance	72,104	71,851
LTC insurance	315,653	286,622
UL/VUL and other life insurance additional liabilities	48,873	44,407
Total future policy benefits	547,978	497,408
Policy claims and other policyholders’ funds	8,221	9,389
Total policyholder account balances, future policy benefits and claims	$1,967,505	$1,932,768

(1)	Includes fixed deferred annuities and non-life contingent fixed payout annuities.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 4.03%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB and GMDB provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge

RiverSource Life Insurance Co. of New York

its risk under the GMDB and GMIB provisions. See Note 12 and Note 16 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 16 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in thousands)	2018	2017
Variable annuity	$3,868,048	$4,324,729
VUL insurance	378,190	431,262
Other insurance	725	778
Total	$4,246,963	$4,756,769

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

RiverSource Life Insurance Co. of New York

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in thousands, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$3,062,415	$2,978,772	$25,255	67	$3,340,210	$3,251,444	$367	66
Five/six-year reset	431,207	272,207	3,218	67	492,753	334,042	947	66
One-year ratchet	449,365	436,044	33,558	69	525,859	512,295	409	69
Five-year ratchet	154,088	150,031	3,816	67	190,808	186,691	83	66
Total — GMDB	$4,097,075	$3,837,054	$65,847	67	$4,549,630	$4,284,472	$1,806	66
GMIB	$11,458	$10,130	$157	69	$13,205	$12,210	$23	68
GMWB:
GMWB	$120,998	$120,625	$79	72	$157,478	$156,950	$5	71
GMWB for life	2,320,185	2,314,817	1,979	68	2,507,268	2,495,903	93	67
Total — GMWB	$2,441,183	$2,435,442	$2,058	68	$2,664,746	$2,652,853	$98	67
GMAB	$214,259	$214,006	$2,745	60	$258,510	$258,497	$11	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in thousands, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$454	66	$438	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Co. of New York

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in thousands)	GMDB	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$712	$383	$45,907	$(237)	$23,816
Incurred claims	275	8	(7,103)	(1,848)	8,949
Paid claims	(316)	—	—	—	(2,896)
Balance at December 31, 2016	671	391	38,804	(2,085)	29,869
Incurred claims	123	88	(31,687)	(5,156)	5,282
Paid claims	(2)	(200)	—	—	(478)
Balance at December 31, 2017	792	279	7,117	(7,241)	34,673
Incurred claims	154	27	18,623	5,356	12,164
Paid claims	(130)	—	—	(10)	(2,152)
Balance at December 31, 2018	$816	$306	$25,740	$(1,895)	$44,685

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in thousands)	2018	2017
Mutual funds:
Equity	$2,258,196	$2,602,746
Bond	1,253,246	1,390,842
Other	337,842	306,879
Total mutual funds	$3,849,284	$4,300,467

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Co. of New York

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$907,943	$108,823	$1,016,766
Residential mortgage backed securities	—	190,252	50	190,302
Commercial mortgage backed securities	—	289,540	—	289,540
State and municipal obligations	—	143,211	—	143,211
Asset backed securities	—	49,826	—	49,826
Foreign government bonds and obligations	—	2,555	—	2,555
U.S. government and agency obligations	249	—	—	249
Total Available-for-Sale securities	249	1,583,327	108,873	1,692,449
Cash equivalents	—	131,454	—	131,454
Other assets:
Interest rate derivative contracts	—	27,177	—	27,177
Equity derivative contracts	67	41,618	—	41,685
Foreign exchange derivative contracts	—	1,582	—	1,582
Total other assets	67	70,377	—	70,444
Separate account assets at net asset value (“NAV”)				4,246,963	(1)
Total assets at fair value	$316	$1,785,158	$108,873	$6,141,310

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$31,504	$31,504
GMWB and GMAB embedded derivatives	—	—	9,642	9,642	(2)
Total policyholder account balances, future policy benefits and claims	—	—	41,146	41,146	(3)
Other liabilities:
Interest rate derivative contracts	—	12,979	—	12,979
Equity derivative contracts	2,668	50,399	—	53,067
Foreign exchange derivative contracts	130	517	—	647
Total other liabilities	2,798	63,895	—	66,693
Total liabilities at fair value	$2,798	$63,895	$41,146	$107,839

RiverSource Life Insurance Co. of New York

	December 31, 2017
(in thousands)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$1,002,822	$126,680	$1,129,502
Residential mortgage backed securities	—	194,402	209	194,611
Commercial mortgage backed securities	—	281,813	—	281,813
State and municipal obligations	—	145,329	—	145,329
Asset backed securities	—	52,947	—	52,947
Foreign government bonds and obligations	—	2,791	—	2,791
U.S. government and agency obligations	250	—	—	250
Total Available-for-Sale securities	250	1,680,104	126,889	1,807,243
Cash equivalents	—	61,085	—	61,085
Other assets:
Interest rate derivative contracts	—	21,685	—	21,685
Equity derivative contracts	6,252	74,511	—	80,763
Foreign exchange derivative contracts	20	866	—	886
Total other assets	6,272	97,062	—	103,334
Separate account assets at NAV				4,756,769	(1)
Total assets at fair value	$6,522	$1,838,251	$126,889	$6,728,431

Liabilities
Policyholder account balances, future policy benefits and claims:
IUL embedded derivatives	$—	$—	$26,582	$26,582
GMWB and GMAB embedded derivatives	—	—	(12,085)	(12,085	)(4)
Total policyholder account balances, future policy benefits and claims	—	—	14,497	14,497	(5)
Other liabilities:
Interest rate derivative contracts	—	3,705	—	3,705
Equity derivative contracts	1,341	92,773	—	94,114
Foreign exchange derivative contracts	7	704	—	711
Total other liabilities	1,348	97,182	—	98,530
Total liabilities at fair value	$1,348	$97,182	$14,497	$113,027

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(37.7) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(19.9) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Total		IUL Embedded Derivatives	GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$126,680	$209	$126,889		$(26,582)	$12,085		$(14,497)
Total gains (losses) included in:
Net income	(105)	(1)	(106	)(1)	968 (4)	(3,023	)(5)	(2,055)
Other comprehensive income (loss)	(2,431)	4	(2,427)		—	—		—
Issues	—	—	—		(7,589)	(20,079)		(27,668)
Settlements	(15,321)	(162)	(15,483)		1,699	1,375		3,074
Transfers out of Level 3	—	—	—		—	—		—
Balance, December 31, 2018	$108,823	$50	$108,873		$(31,504)	$(9,642)		$(41,146)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2018	$(13)	$(1)	$(14	)(1)	$968 (4)	$(2,071	)(5)	$(1,103)

RiverSource Life Insurance Co. of New York

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)		$(44,887)
Total gains (losses) included in:
Net income	(39)	(1)	—	(40	)(1)	(3,131	)(4)	55,963	(5)	52,832
Other comprehensive income (loss)	(610)	4	—	(606)		—		—		—
Purchases	11,014	—	3,151	14,165		—		—		—
Issues	—	—	—	—		(5,875)		(18,803)		(24,678)
Settlements	(27,703)	(142)	—	(27,845)		1,422		814		2,236
Transfers out of Level 3	—	—	(3,151)	(3,151)		—		—		—
Balance, December 31, 2017	$126,680	$209	$—	$126,889		$(26,582)		$12,085		$(14,497)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2017	$(17)	$(1)	$—	$(18	)(1)	$(3,131	)(4)	$55,439	(5)	$52,308

	Available-for-Sale Securities					Policyholder Account Balances, Future Policy Benefits and Claims
(in thousands)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives	Total
Balance, January 1, 2016	$148,163	$546	$6,026	$154,735		$(14,287)		$(40,343)	$(54,630)
Total gains (losses) included in:
Net income	(13)	(2)	(1)	(16	)(2)	(681	)(4)	31,132 (5)	30,451
Other comprehensive income (loss)	424	9	90	523		—		—	—
Purchases	6,147	—	—	6,147		—		—	—
Issues	—	—	—	—		(5,299)		(17,276)	(22,575)
Settlements	(10,703)	(205)	—	(10,908)		1,269		598	1,867
Transfers out of Level 3	—	—	(6,115)	(6,115)		—		—	—
Balance, December 31, 2016	$144,018	$348	$—	$144,366		$(18,998)		$(25,889)	$(44,887)
Changes in unrealized gains (losses) relating to assets and liabilities held at December 31, 2016	$(10)	$(2)	$—	$(12	)(3)	$(681	)(4)	$27,745 (5)	$27,064

(1)	Included in net investment income in the Statements of Income.
(2)	Represents a $12 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(3)	Represents an $8 million loss included in net investment income and a $4 million loss included in net realized gains (losses) in the Statements of Income.
(4)	Included in interest credited to fixed accounts in the Statements of Income.
(5)	Included in benefits, claims, losses and settlement expenses in the Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $15.2 million, $(3.5) million and $4.5 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$108,791	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%	1.5%
IUL embedded derivatives	$31,504	Discounted cash flow	Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$9,642	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Co. of New York

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in thousands)
Corporate debt securities (private placements)	$126,593	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$26,582	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(12,085)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds and non-agency residential mortgage backed securities. The fair value of corporate bonds and non-agency residential mortgage backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price

RiverSource Life Insurance Co. of New York

movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its IUL products. The fair value of the IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 15 and Note 16 for further information on the credit risk of derivative instruments and related collateral.

During the reporting periods, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

RiverSource Life Insurance Co. of New York

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$154,957	$—	$—	$154,256	$154,256
Policy loans	49,778	—	—	47,764	47,764

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$844,758	$—	$—	$855,938	$855,938
Separate account liabilities at NAV	3,977				3,977	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in thousands)		Level 1	Level 2	Level 3	Total
Financial Assets
Commercial mortgage loans, net	$149,365	$—	$—	$150,604	$150,604
Policy loans	48,656	—	—	46,976	46,976

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$875,278	$—	$—	$933,998	$933,998
Separate account liabilities at NAV	4,565				4,565	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Separate account liabilities relate to investment contracts.

13.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $26.4 million, $27.3 million and $26.8 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

During 2018, 2017 and 2016, the Company paid cash dividends or distributions of $48.0 million, $50.0 million and $50.0 million, respectively, to RiverSource Life. For dividend or other distributions from the Company, advance notification was provided to the New York Department prior to payments. See Note 14 for additional information.

The Company’s taxable income and its parent, RiverSource Life, is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from Ameriprise Financial for federal income taxes was $2.5 million and $1.5 million as of December 31, 2018 and 2017, respectively.

The Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of the Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

14.  STATUTORY ACCOUNTING PRINCIPLES AND REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative

RiverSource Life Insurance Co. of New York

rules. The State of New York has adopted the NAIC Accounting Practices and Procedures Manual as its prescribed basis of statutory accounting principles. In addition, New York has prescribed certain reserve requirements that differ from those required under NAIC statutory accounting principles. As of December 31, 2018 and 2017, application of these New York prescribed practices which deviate from the NAIC requirements resulted in a decrease to the Company’s statutory surplus of $42.7 million and $15.0 million, respectively. The Company’s RBC would not have triggered a regulatory event without the application of these prescribed practices.

The more significant differences between NAIC statutory accounting principles and GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

State insurance statutes generally require insurance companies to provide notice to state regulators prior to payment of dividends or distributions and those dividends or distributions exceeding prescribed limitations are subject to potential disapproval. For the Company, dividends or distributions in a calendar year which exceed the greater of (i) 10% of statutory surplus as of the immediately preceding year-end, or (ii) statutory net gain from operations for the immediately preceding calendar year, not to exceed 30% of statutory surplus as of the immediately preceding year-end would require pre-notification to the New York Department and are subject to potential disapproval. Statutory net gain from operations was $43.9 million, $48.6 million and $64.2 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Comparisons of net income and shareholder’s equity, as shown in the accompanying GAAP financial statements, to that determined using statutory accounting principles prescribed by the State of New York (“SAP”) are as follows:

Net Income

	Years Ended December 31,
(in thousands)	2018	2017	2016

Net income, per accompanying GAAP financial statements	$51,919	$67,672	$43,972
Net income, SAP basis(1)	31,206	1,741	30,696
Difference	$20,713	$65,931	$13,276

(1)

Results may be significantly impacted by changes in reserves for variable annuity guaranteed benefits, however, these impacts may be substantially offset by unrealized gains (losses) on derivatives which are not included in statutory income but are recorded directly to surplus.

Shareholder’s Equity

	December 31,
(in thousands)	2018	2017

Shareholder’s equity, per accompanying GAAP financial statements	$403,977	$441,051
Capital and surplus, SAP basis(1)	264,895	269,102
Difference	$139,082	$171,949

(1)	Includes unassigned surplus of $156.0 million and $160.2 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018 and 2017, bonds carried at $249 thousand and $250 thousand, respectively, were on deposit with the State of New York as required by law.

15.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Balance Sheets.

RiverSource Life Insurance Co. of New York

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$67,827	$—	$67,827	$(33,932)	$(32,777)	$—	$1,118
OTC cleared	2,550	—	2,550	(1,681)	—	—	869
Exchange-traded	67	—	67	(67)	—	—	—
Total derivatives	$70,444	$—	$70,444	$(35,680)	$(32,777)	$—	$1,987

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Balance Sheets	Amounts of Assets Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$101,453	$—	$101,453	$(70,050)	$(27,900)	$—	$3,503
OTC cleared	1,765	—	1,765	(1,259)	—	—	506
Exchange-traded	116	—	116	(66)	—	—	50
Total derivatives	$103,334	$—	$103,334	$(71,375)	$(27,900)	$—	$4,059

(1)	Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$62,214	$—	$62,214	$(33,932)	$—	$(28,282)	$—
OTC cleared	1,681	—	1,681	(1,681)	—	—	—
Exchange-traded	2,798	—	2,798	(67)	—	—	2,731
Total derivatives	$66,693	$—	$66,693	$(35,680)	$—	$(28,282)	$2,731

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Balance Sheets	Amounts of Liabilities Presented in the Balance Sheets	Gross Amounts Not Offset in the Balance Sheets			Net Amount
(in thousands)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$97,205	$—	$97,205	$(70,050)	$(1,043)	$(23,253)	$2,859
OTC cleared	1,259	—	1,259	(1,259)	—	—	—
Exchange-traded	66	—	66	(66)	—	—	—
Total derivatives	$98,530	$—	$98,530	$(71,375)	$(1,043)	$(23,253)	$2,859

(1)	Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values

RiverSource Life Insurance Co. of New York

regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. See Note 16 for additional disclosures related to the Company’s derivative instruments.

16.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 15 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

The Company uses derivatives as economic hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in thousands)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$2,967,661	$27,177	$12,979	$2,821,161	$21,685	$3,705
Equity contracts	1,575,154	41,685	53,067	2,370,910	80,763	94,114
Foreign exchange contracts	106,929	1,582	647	78,629	886	711
Total non-designated hedges	4,649,744	70,444	66,693	5,270,700	103,334	98,530
Embedded derivatives
GMWB and GMAB(3)	N/A	—	9,642	N/A	—	(12,085)
IUL	N/A	—	31,504	N/A	—	26,582
Total embedded derivatives	N/A	—	41,146	N/A	—	14,497
Total derivatives	$4,649,744	$70,444	$107,839	$5,270,700	$103,334	$113,027

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Balance Sheets. The fair value of GMWB and GMAB and IUL embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $30.0 million of individual contracts in a liability position and $20.4 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $20.3 million of individual contracts in a liability position and $32.4 million of individual contracts in an asset position.

See Note 12 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of both December 31, 2018 and 2017, investment securities with a fair value of nil were received as collateral to meet contractual obligations under derivative contracts, of which nil may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Balance Sheets.

RiverSource Life Insurance Co. of New York

Derivatives Not Designated as Hedges

The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Income:

(in thousands)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(17,045)
Equity contracts	(2,092)	16,665
Foreign exchange contracts	—	1,612
GMWB and GMAB embedded derivatives	—	(21,738)
IUL embedded derivatives	2,667	—
Total gain (loss)	575	(20,506)
Year Ended December 31, 2017
Interest rate contracts	—	2,256
Equity contracts	2,754	(49,205)
Foreign exchange contracts	—	(3,256)
GMWB and GMAB embedded derivatives	—	37,974
IUL embedded derivatives	(1,709)	—
Total gain (loss)	1,045	(12,231)
Year Ended December 31, 2016
Interest rate contracts	—	3,659
Equity contracts	737	(52,593)
Foreign exchange contracts	—	1,121
GMWB and GMAB embedded derivatives	—	14,454
IUL embedded derivatives	588	—
Total gain (loss)	$1,325	$(33,359)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions primarily using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the option contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2018:

(in thousands)	Premiums Payable	Premiums Receivable
2019	$17,559	$—
2020	7,824	—
2021	16,900	—
2022	1,390	—
2023	576	—
2024-2025	503	—
Total	$44,752	$—

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to IUL products will positively or negatively impact earnings over the life of these products. The equity component of the IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Balance Sheets at fair value with changes in fair value reported in earnings.

RiverSource Life Insurance Co. of New York

As a means of economically hedging its obligations under the provisions of this product, the Company enters into index options and futures contracts.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 15 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of RiverSource Life’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $26.5 million and $26.9 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $26.5 million and $24.3 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been nil and $2.6 million, respectively.

17.  SHAREHOLDER’S EQUITY

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the amounts related to each component of unrealized gains (losses) on securities in OCI and AOCI:

(in thousands)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Balance of AOCI at January 1, 2016			$28,877
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$28,318	$(9,913)	18,405
Reclassification of net (gains) losses on securities included in net income(2)	(1,175)	411	(764)
Impact of other adjustments	(19,139)	6,700	(12,439)
Total other comprehensive income (loss)	8,004	(2,802)	5,202
Balance of AOCI at December 31, 2016			34,079	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	14,923	(4,333)	10,590
Reclassification of net (gains) losses on securities included in net income(2)	(2,880)	1,008	(1,872)
Impact of other adjustments	(2,735)	501	(2,234)
Total other comprehensive income (loss)	9,308	(2,824)	6,484
Balance of AOCI at December 31, 2017			40,563	(3)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	(69,710)	14,639	(55,071)
Reclassification of net (gains) on securities losses included in net income(2)	(566)	119	(447)
Impact of other adjustments	18,386	(3,861)	14,525
Total other comprehensive income (loss)	$(51,890)	$10,897	(40,993)
Balance of AOCI at December 31, 2018			$(430	)(3)

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)

Includes $2 thousand, $1 thousand and $(238) thousand, respectively, of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

RiverSource Life Insurance Co. of New York

18.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in thousands)	2018	2017	2016
Current income tax
Federal	$8,301	$12,562	$15,083
State	15	263	180
Total current income tax	8,316	12,825	15,263
Deferred federal income tax	(460)	6,137	(4,851)
Total income tax provision	$7,856	$18,962	$10,412

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included a benefit of $2.3 million due to the enactment of the Tax Act. The $2.3 million benefit included a $2.2 million benefit for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $129 thousand benefit for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Dividend received deduction	(3.8)	(8.6)	(14.4)
Impact of Tax Act	—	(2.7)	—
Foreign tax credit, net of addback	(2.5)	(1.8)	(3.0)
Taxes applicable to prior years	(1.2)	—	—
Other	(0.4)	—	1.4
Income tax provision	13.1%	21.9%	19.0%

The decrease in the effective tax rate for the year ended December 31, 2018 compared to 2017 was primarily due to a lower statutory rate along with a decrease in pretax income and increased foreign tax credits offset by lower levels of dividend received deduction and a $2.3 million benefit in 2017 due to provisions of the Tax Act. The increase in the effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a lower dividend received deduction partially offset by a $2.3 million benefit in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax liabilities and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Balance Sheets, were as follows:

	December 31,
(in thousands)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$35,063	$29,480
Investment related	4,377	8,727
Deferred compensation	—	652
Other	275	120
Gross deferred income tax assets	39,715	38,979
Deferred income tax liabilities
Deferred acquisition costs	27,598	26,734
Net unrealized gains on Available-for Sale securities	2,068	12,965
DSIC	2,464	2,888
Other	21	186
Gross deferred income tax liabilities	32,151	42,773
Net deferred income tax assets (liabilities)	$7,564	$(3,794)

RiverSource Life Insurance Co. of New York

Based on analysis of the Company’s tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable the Company to utilize all of its deferred tax assets. Accordingly, no valuation allowance has been established as of both December 31, 2018 and 2017.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in thousands)	2018	2017	2016
Balance at January 1	$504	$3,048	$4,325
Additions based on tax positions related to the current year	55	186	197
Additions for tax positions of prior years	14	5	1,973
Reductions for tax positions of prior years	—	(2,735)	(3,447)
Balance at December 31	$573	$504	$3,048

If recognized, approximately $180 thousand, $166 thousand and $116 thousand, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. Based on the current audit position of the Company, it is estimated that the total amount of gross unrecognized tax benefits may decrease by $500 thousand to $600 thousand in the next 12 months due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $18 thousand and a net decrease of $417 thousand and $2.2 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 and 2017, the Company had a payable of $32 thousand and $14 thousand, respectively, related to accrued interest and penalties.

The Company files income tax returns, as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, Ameriprise Financial received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

19.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

As of December 31, 2018 and 2017, the Company’s funding commitments for commercial mortgage loan commitments was $692 thousand and $2.8 million, respectively.

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

The Company is required by law to be a member of the guaranty fund association in the State of New York. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund association.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in the State of New York. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

As of December 31, 2017, the Company had a $1.1 million liability for estimated guaranty fund assessments and a related $893 thousand premium tax asset associated with Executive Life Insurance Company of New York (“ELNY”). As of December 31, 2018, the Company does not expect to receive further assessments related to ELNY, so the reserve and related tax asset were reduced to nil.

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any

RiverSource Life Insurance Co. of New York

of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Co. of New York

20 Madison Avenue Extension

Albany, NY 12203

1-800-541-2251

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Co. of New York, Albany, New York.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2019 RiverSource Life Insurance Company. All rights reserved.

S-6185 CF (4/19)